UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-146649
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 19	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21610
Amendment No. 103	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide YourLife® Protection VUL – New York
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-7
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I

•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
•	Dimensional - DFA VA Global Moderate Allocation Portfolio
•	Dimensional - VA Global Bond Portfolio
•	Dimensional - VA International Small Portfolio
•	Dimensional - VA International Value Portfolio
•	Dimensional - VA Short-Term Fixed Portfolio
•	Dimensional - VA U.S. Large Value Portfolio
•	Dimensional - VA U.S. Targeted Value Portfolio
•	Dimensional - VIT Inflation-Protected Securities Portfolio
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Janus Henderson VIT Enterprise Portfolio: Institutional Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Initial Class
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
The following fixed investment option is also available under the policy.
❍	Fixed Account

Table of Contents (continued)

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.

Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-7 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Children's Term Insurance Rider
•	Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider
•	Spouse Life Insurance Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider
•	Extended Death Benefit Guarantee Rider

Note: The Adjusted Sales Load Life Insurance Rider is no longer available for election for applications signed after January 8, 2010. For policies issued on or before January 8, 2010, with the Adjusted Sales Load Life Insurance Rider, information about the Rider including the In Summary: Fee Table listing the periodic charges assessed for the Rider, is located in Appendix D: The Adjusted Sales Load Life Insurance Rider.
For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your registered representative at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.

Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.

In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account, unless the policy owner elects Directed Monthly Deductions, except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum: $65 from each $1,000 of Premium	Currently: $65 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Illustration Charge[2]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered	Currently: $0
Surrender Charge3†	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases	Maximum: $45.95 per $1,000 of Base Policy Specified Amount	Minimum: $0.49 per $1,000 of Base Policy Specified Amount
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000; and a complete surrender of the policy in the first year	Upon surrender or policy Lapse	$9.30 per $1,000 of Base Policy Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The amounts reflected as maximum Sales Load and Premium Taxes (collectively "Premium Load") represent the maximum that may be charged in any policy year. Currently, the maximum Premium Load is only charged during the first five policy years when the Premium paid is less than the Commissionable Target Premium attributable to a policy. On a current basis, the Premium Load will decrease the longer the policy remains In Force, see Premium Load.
[2]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
[3]	The maximum Surrender Charge calculation assumes: the Insured is a female, age 74, standard tobacco, the Base Policy Specified Amount is $100,000, a full surrender is taken during the first policy year, and the aggregate first year Premium exceeds the surrender target premium. The minimum surrender charge calculation assumes the Insured is female, age 0, standard non-tobacco underwriting classification, premium paid in the first policy year is $2,000, and a full surrender is taken in policy year 10, see Surrender Charge and Appendix C: Surrender Charge Examples.

The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge1†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.10 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly	Maximum: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years	Currently: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $9 per policy	Currently: $9 per policy
Underwriting and Distribution Charge4†	Monthly	Maximum: $0.20 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an issue of age 35, policy year one, male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.10 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[5]	Annually	Maximum: 4.5% of Indebtedness	Currently: 4.5% of Indebtedness
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Cost of Insurance Charge calculation assumes: the Insured is a male; issue age 45; policy year 75; standard tobacco; and a Base Policy Specified Amount of $100,000. The minimum charge calculation assumes: the Insured is either male or female; Attained Age 121; any underwriting classification; any Base Policy Specified Amount; and any policy year on or after the policy anniversary the Insured reached Attained Age 121. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
[3]	The maximum Mortality and Expense Risk Charge represents the maximum amount that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts. Currently, the maximum is only charged during the first 15 policy years when Cash Value allocated to the Sub-Accounts is $250,000 or less.
[4]	The maximum Underwriting and Distribution Charge calculation assumes: policy year one; an issue age of 85; and Base Policy Specified Amount of $250,000. The minimum charge calculation assumes: a policy in effect in years eight and thereafter as measured from the Policy Date for the initial Base Policy Specified Amount; the Insured is either male or female; any age; any underwriting classification; and any Base Policy Specified Amount.
5
The Policy Loan Interest Charge is described in more detail in Policy Loans.

The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Children’s Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge1†	Monthly	Maximum: $13.65 per $1,000 of Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Issue Age 35 male preferred non-tobacco	Monthly	$0.05 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge2†	Monthly	Maximum: $10.23 per $1,000 of Rider Specified Amount	Minimum: $0.10 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge3†	Monthly	Maximum: $0.75 per $1,000 of Rider Specified Amount	Minimum: $0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with a Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Rider Specified Amount
Premium Waiver Rider Charge4†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge5†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.02 per $1,000 of Rider Death Benefit
Representative: an Issue Age 35 male; in the first policy year; preferred non-tobacco with a Rider Specified Amount of $250,000; and a Total Specified Amount of $500,000	Monthly	$0.05 per $1,000 of Rider Death Benefit
Waiver of Monthly Deductions Rider Charge6†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit

Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Representative: an age 35 male preferred non-tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Extended Death Benefit Guarantee Rider Charge7†	Monthly	Maximum: $0.16 per $1,000 of Base Policy Specified Amount covered by the Rider	Minimum: $0.01 per $1,000 of Base Policy Specified Amount covered by the Rider
Representative: an age 35 male preferred non-tobacco with an Extended Death Benefit Guarantee Percentage of 100%; a lifetime Extended Death Benefit Guarantee Duration; and a Base Policy Specified Amount of $500,000	Monthly	$0.06 per $1,000 of Base Policy Specified Amount covered by the Rider
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge calculation assumes: the Insured is a female; Issue Age 85; and standard tobacco with a Substandard Rating of Table P. The minimum charge calculation assumes: the Insured is either male or female; is Attained Age 100; and any underwriting classification.
[2]	The maximum Spouse Life Insurance Rider Charge calculation assumes: the Insured is a male; Attained Age 69; standard tobacco with a Substandard Rating of Table F; a Flat Extra Charge of $1.25 per $1,000 per month; and a Rider Specified Amount of $25,000. The minimum charge calculation assumes: the Insured is female; Attained Age 21; standard non-tobacco; no Substandard Rating or Flat Extra Charge; and a Rider Specified Amount of $100,000.
[3]	The maximum Accidental Death Benefit Rider Charge calculation assumes: the Insured is Attained Age 69 with a Substandard Rating of Table P. The minimum charge calculation assumes: the Insured is Attained Age 5 with no Substandard Rating.
[4]	The maximum Premium Waiver Rider Charge calculation assumes: monthly Premium payments of $1,000; the Insured is female; Attained Age 64; with a Substandard Rating of Table H. The minimum charge calculation assumes: monthly Premium payments of $1,000; the Insured is male; Attained Age 18; and any underwriting classification.
[5]	The maximum charge calculation assumes: the Insured is either male or female; Attained Age 119; policy year 75; any underwriting classification; and any Total Specified Amount. The minimum charge calculation assumes: the Insured is female; issue age 5; policy year one; and a Total Specified Amount of $1,000,000.
[6]	The maximum Waiver of Monthly Deductions Rider Charge calculation assumes: the Insured is Attained Age 59 with a Substandard Rating of Table H. The minimum charge calculation assumes: the Insured is male; Attained Age 18; with no Substandard Rating.
[7]	The maximum Extended Death Benefit Guarantee Rider Charge calculation assumes: the Insured is either male or female; any issue age; any underwriting classification; a lifetime guarantee duration is elected; and 100% of the Base Policy Specified Amount is to be guaranteed by this Rider. The minimum charge calculation assumes: the Insured is female; issue age 18; preferred non-tobacco; a 20-year guarantee duration is elected; and 50% of the Base Policy Specified Amount is to be guaranteed by this Rider.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.12%	2.61%

Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2% for policies with a Policy Date on or after August 1, 2014, 3% for policies with a Policy Date prior to August 1, 2014.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.

Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.

How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.

Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and

•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the Attained Ages of zero and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured's age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Data Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.

Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
For a limited time, commonly referred to as the "right to cancel" period, a policy owner may cancel the policy and receive a refund. For non-replacement and replacement transactions in states other than New York, and non-replacement transactions in New York, the right to cancel period expires 10 days after the policy owner receives the policy. For replacement transactions in New York, the right to cancel period expires 60 days after the policy owner receives the policy.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative who sold it or to the Service Center. Nationwide will honor cancellation requests received by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of a cancellation request, Nationwide will refund the amount prescribed by law. If the policy is issued in New York and the policy was not a replacement, Nationwide is required to refund the initial Premium upon exercise of the right to cancel provision. Therefore, initial Net Premium designated to be allocated to the Sub-Accounts will be held in the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
If the policy is issued in any other state, or is a replacement policy issued in New York, Nationwide will refund the Cash Value upon exercise of the right to cancel provision. Therefore, all of the initial Net Premium will be allocated to the designated Sub-Accounts, based on the allocation instructions in effect at that time, at the price next determined.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.

•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value, Lapse protection provided by the Guaranteed Policy Continuation Provision, or Lapse protection provided by the Extended Death Benefit Guarantee Rider, if elected, would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.

Right to Exchange
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Annual Option to Purchase Paid Up Coverage
On each policy anniversary, the policy owner has the option to surrender the policy and apply the Cash Surrender Value to purchase extended term insurance without evidence of insurability. The amount of the extended term insurance will equal the Death Benefit, less any Indebtedness. The extended term insurance coverage will be in effect for as long a period as the Cash Surrender Value will purchase at the Insured's Attained Age on the date of transfer. The Cash Value of the extended term insurance, at any time, will be equal to the cost of the extended term insurance at the Insured's Attained Age at that time. The cost of the extended term insurance will be based on an interest rate of 3% and the 2001 Commissioner’s Standard Ordinary Mortality Select and Ultimate Table, distinct by sex and rate class.
Additionally, on each policy anniversary, the policy owner has the option to surrender the policy and apply the Cash Surrender Value to purchase a guaranteed fixed paid-up benefit without evidence of insurability. The amount of the fixed paid-up benefit will be the amount of benefit that the Cash Surrender Value can purchase at the Insured's Attained Age on the date of the transfer, but before the deduction of monthly policy charges. The Cash Value of the paid-up benefit equals the cost of the fixed paid-up benefit at the Insured's Attained Age at the time the paid-up benefit is calculated. The cost is calculated using an interest rate of 3% and the policy's guaranteed mortality table.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.

Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. The guaranteed maximum Sales Load is equal to an annualized rate of $65 per $1,000 of Premium. For policies issued before May 1, 2011, the guaranteed maximum Sales Load decreases to 4.5% in policy year six and 1.5% in policy year 16.
Currently, the amount of the Sales Load is based on the following schedule:
Policy Year	Premium up to the Commissionable Target Premium	Premium in excess of the Commissionable Target Premium
1-5	6.5%	2.5%
6-15	4.5%	1.5%
16+	1.5%	1.5%
Commissionable Target Premium
The Commissionable Target Premium referred to above is the amount of premium Nationwide needs to recoup the cost of the initial sales expense and future maintenance costs of the policy. The Commissionable Target Premium varies by individual characteristics of the Insured. An Illustration may be obtained through a registered representative or by contacting the Service Center.
Nationwide may waive the Sales Load on the initial Premium paid into this Policy as part of a Nationwide sponsored exchange program to another policy as permitted under the securities laws and/or rules or by order of the SEC.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.

Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and Fixed Account allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records.
The surrender charge is comprised of two components: the underwriting component and the sales component.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor. The administrative target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses. The administrative target factor varies by the Total Specified Amount and the Insured's age when the policy was issued. A table showing the Administrative Target Factors can be found in Appendix C: Surrender Charge Examples.
The sales component is the lesser of the following two amounts: (1) the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all Premium payments received during the first policy year. The surrender target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target factor varies by the Insured's sex and the Insured's Issue Age. A table showing the Surrender Target Factors can be found in Appendix C: Surrender Charge Examples.
The initial Surrender Charge is the sum of the underwriting component and the surrender charge percentage. The surrender charge percentage that varies by the Insured's Issue Age, sex, underwriting class, Total Specified Amount, death benefit option, and ranges between 20% to 65% of the sales component. A table showing the applicable Surrender Charge Percentage can be found in Appendix C: Surrender Charge Examples.
Generally, surrender charges will be greater for Insureds who are older or tobacco rate type and less for Insureds who are younger and non-tobacco rate type. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. In addition, surrender charges will increase with the amount of Premium received in the first policy year, or first year after a Base Policy Specified Amount increase, up to the maximum surrender charge Nationwide is permitted by law to assess for this policy. Beyond this point, increasing the first year Premium will not impact surrender charges.
Depending on the policy year of the surrender and the Insured's age at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge, as set forth in the following table:

Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	95.0%
3	100%	90.0%
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Base Policy Specified Amount Increases
Each increase to the Base Policy Specified Amount (referred to as segments) will have its own Surrender Charge. The Surrender Charge for each Base Policy Specified Amount segment, when added together, will equal the total Surrender Charge.
Base Policy Specified Amount Decreases
A Surrender Charge will be deducted when a requested Base Policy Specified Amount decrease removes an entire segment of coverage. Base Policy Specified Amount decreases that do not remove an entire segment of coverage, or occur as a result of a partial surrender or change in death benefit option that does not reduce the Net Amount At Risk, will not be assessed a Surrender Charge at the time of the policy change. Instead, the Surrender Charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all Surrender Charges, including any deferred Surrender Charge, will be deducted.
Surrender Charge Waiver
Nationwide will waive the surrender charge if the policy owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by Nationwide, as described in the Right to Exchange section, subject to the following:
•	the exchange and waiver are subject to new evidence of insurability and Nationwide’s underwriting approval; and
•	the policy owner has not invoked any of these Riders:
❍	Premium Waiver Rider;
❍	Waiver of Monthly Deductions Rider; or
❍	Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and on each Policy Monthaversary. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions, on each Policy Monthaversary. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $8.00 per $1,000 of all Cash Value allocated to the Sub-Accounts for policy years 1-15, and $3.00 per $1,000 of all Cash Value allocated to the Sub-Accounts for policy years 16 and later. Currently, the amount assessed is based on the following schedule:
Cash Value	Policy Years 1 – 15	Policy Years 16+
Charge for first $250,000 of Cash Value allocated to Sub-Accounts	$8.00 per $1,000	$3.00 per $1,000
Charge for Cash Value allocated to Sub-Accounts in excess of $250,000	$3.00 per $1,000	$2.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $9 per month in all years. The maximum guaranteed charge is $9 per month in all years.

Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
The Underwriting and Distribution Charge will be assessed for seven years for Base Policy Specified Amounts issued at ages 0-39, and five years for Base Policy Specified Amounts issued at age 40 or higher, as measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount. The following table shows the current charges assessed followed by a table showing the maximum possible charges.
Current Underwriting and Distribution Charge
Issue Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-8	$ 0.08	$ 0.08
9-17	$ 0.09	$ 0.08
18-24	$ 0.10	$ 0.08
25-33	$ 0.11	$ 0.08
34-35	$ 0.12	$ 0.08
36-37	$ 0.12	$ 0.08
38-39	$ 0.13	$ 0.07
40-41	$ 0.16	$ 0.06
42-45	$ 0.17	$ 0.05
46-50	$ 0.17	$ 0.05
51-55	$ 0.18	$ 0.05
56-60	$ 0.19	$ 0.05
61-70	$ 0.20	$ 0.05
71-85	$ 0.20	$ 0.05
Guaranteed Maximum Underwriting and Distribution Charge
Issue Age	Per $1,000 Charge for the first $250,000 of Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-8	$ 0.08	$ 0.08
9-17	$ 0.09	$ 0.09
18-24	$ 0.10	$ 0.10
25-33	$ 0.11	$ 0.10
34-35	$ 0.12	$ 0.10
36-37	$ 0.12	$ 0.10
38-39	$ 0.13	$ 0.10
40-41	$ 0.16	$ 0.10
42-45	$ 0.17	$ 0.10
46-50	$ 0.17	$ 0.10
51-55	$ 0.18	$ 0.10
56-60	$ 0.19	$ 0.10
61-70	$ 0.20	$ 0.10
71-85	$ 0.20	$ 0.10
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total premium based compensation will not exceed the maximum (99% of first year Premiums, 22% of second year Premiums, 20% of third year Premiums, 10% of fourth year Premiums, and 3% of renewal Premium after the fourth year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.

Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Note: The Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider, the Spouse Life Insurance Rider, the Extended Death Benefit Guarantee Rider, and the Waiver of Monthly Deductions Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.

Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Accounts and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider ("Long-Term Care Rider")
The benefit associated with the Long-Term Care Rider is that, upon meeting certain requirements, the policy owner is paid a benefit to assist with the costs of qualified long-term care services or qualified terminal illness. This Rider may be invoked to receive monthly benefits or a lump sum benefit.
The maximum monthly benefit will be equal to the lesser of A, B, and C where:
(A)	is 2% of the Long-Term Care Rider Specified Amount at the time monthly benefits begin;
(B)	is the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month; and
(C)	is the current Long-Term Care Rider Specified Amount minus Indebtedness.
The lump sum benefit is payable only upon a qualified terminal illness as described below. Nationwide reserves the right to limit the Lump Sum Benefit to the lesser of:
(1)	25% of the Long Term-Care Rider Specified Amount;
(2)	Long-Term Care Rider Specified Amount minus Indebtedness; and
(3)	$50,000.
Availability
This Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require evidence of insurability. There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center, and Nationwide will void the Rider and refund the related charges.
Invoking the Rider
To be able to invoke this Rider for monthly benefits, the Insured must be certified by a Licensed Health Care Practitioner (as defined in Section 1861(r)(1) of the Social Security Act) as:

(1)	being unable to perform without substantial assistance from another individual at least two of the following Activities of Daily Living (ADL) for a period of at least 90 days due to a loss of functional capacity: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair);
(2)	having a level of disability similar to the level of disability described in the ADL trigger as determined under regulations prescribed by the Secretary of the Treasury in consultation with the Secretary of Health and Human Services; or
(3)	requiring substantial supervision to protect such individual from threats to health and safety due to Severe Cognitive Impairment.
In addition, a 90-day waiting period, referred to as an "elimination period", must be satisfied before benefits are paid. The elimination period can be satisfied by any combination of days of Long-Term Care Facility stay or days of Home Health Care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Rider is in effect.
To be able to invoke this Rider for a lump sum benefit, the Insured must be diagnosed by a Licensed Health Care Practitioner with a Qualified Terminal Illness. A Qualified Terminal Illness is defined as an illness or physical condition, including a physical injury, that can reasonably be expected to result in death within 12 months. Consult a tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate upon the earliest of: payment of the maximum benefit available under the Rider, the Overloan Lapse Protection Rider is invoked, the policy matures, the policy terminates, or the Rider is terminated by the policy owner’s written request to the Service Center.
Rider Effect on Policy Values
Each Rider benefit payment will reduce the Base Policy Specified Amount by the amount of the benefit payment. Each benefit payment will also reduce the policy’s Cash Value by an amount proportional to the Base Policy Specified Amount reduction.
Long-Term Care Referral Service
If this Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a care plan. These services are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Rider Charge
A monthly Rider Charge will be deducted to compensate Nationwide for providing benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of the Rider's Net Amount At Risk and the Rider’s cost of insurance rate. The Rider’s cost of insurance rate is based on Nationwide’s expectations of the Insured meeting the qualifications for Rider benefits and will vary by the Insured's sex, Issue Age, underwriting class, and any Substandard Ratings.
The Rider Charge will be deducted proportionally from Sub-Account allocations and the Fixed Account, unless the policy owner elects Directed Monthly Deductions. Because Nationwide deducts the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:

•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right:
(1)	the request must be submitted in writing to the Service Center;
(2)	the conversion right must be exercised while both:
(a)	the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
(b)	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:
(a)	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but
(b)	no more than 100% of the Spouse Life Insurance Rider Specified Amount;
(4)	the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;
(6)	the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.

Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. If the policy Lapses while Rider benefits are being paid, the Rider benefit will be applied to purchase an equivalent guaranteed level premium, level benefit to age 65 term policy. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.

Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account, unless the policy owner elects Directed Monthly Deductions. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first Policy Monthaversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
(1)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
(2)	The new Insured may be required to submit satisfactory evidence of insurability.
(3)	The new Insured must satisfy Nationwide’s underwriting requirements.
(4)	The policy must be In Force and not be in a Grace Period at the time of the change.
(5)	The new Insured must have been at least age 18 on the Policy Date.
(6)	The policy owner must make written application to change the Insured to the Service Center.
(7)	This rider will terminate if benefits under the Extended Death Benefit Guarantee Rider begin. If benefits under this rider are invoked, the Extended Death Benefit Guarantee Rider will terminate.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.

Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•	the date the Insured dies;
•	the original Maturity Date of the base policy;
•	the date the policy Lapses;
•	the date the policy terminates for any reason; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year. In comparison, the base policy allows longer coverage for issue ages under Attained Age 70, see Lapse.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.

The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Additional Term Insurance Rider Right to Convert Coverage
At any time while the policy and the Rider are In Force, the policy owner may convert the term life insurance associated with this Rider into an equivalent amount of Base Policy Specified Amount. Converting the term life insurance associated with this Rider may impact the overall cost of the policy as the cost of insurance charges for the term life insurance are generally lower compared to the cost of insurance charges for Base Policy Specified Amount. Conversion requests must be made in writing and submitted to the Service Center. Nationwide will not require evidence of insurability upon conversion.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider.
Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.
The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Extended Death Benefit Guarantee Rider
General Information about this Rider
This Rider is only available for election at the time of application for the policy.

This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy owner from losing the life insurance coverage under the base policy due to adverse or unfavorable Investment Experience.
Note: Before electing this Rider, a policy owner should consult his/her registered representative to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
If this Rider is elected, and while it remains In Force, the investment options available will be limited, see Allocation Restrictions below. In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, see Interaction with Other Riders below.
If the policy owner does not meet one of the Premium testing methods described in How this Rider Operates, the policy owner will not receive any coverage or benefits afforded by this Rider. In addition, if at any time after the 10th policy year the policy owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.
The policy owner must make two irrevocable elections at the time of application:
(1)	the portion of the Base Policy Specified Amount the policy owner wants covered by the Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount; and
(2)	the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:
(a)	the minimum Guarantee Duration that may be elected is 20 years; and
(b)	the maximum Guarantee Duration that may be elected is equal to 120 years minus the Insured's Attained Age on the Policy Date.
Allocation Restrictions
Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Note: Some of the Sub-Accounts invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a policy owner’s exposure to equity investments when equity markets are more volatile. Additionally, some of the underlying mutual funds may not be available to a particular policy owner due to the date the policy was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding availability.
The following investment options are currently permitted while this Rider is In Force:
•	the Fixed Account; and/or
•	any combination of the Sub-Accounts listed below:
•	Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
The policy owner may instruct Nationwide to transfer allocations back and forth between the available Rider investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the Rider investment options listed above. Nationwide will not process a transfer request involving an investment option that is not currently available under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.
How this Rider Operates
During the Guarantee Duration, Nationwide conducts tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.
The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.
The required Net Accumulated Premium is what must be paid for the Rider coverage to apply. Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide’s risk that the Insured may die during a period when the policy would otherwise Lapse. In addition to the policy owner’s elections under the Rider, the required Net Accumulated Premium for each test will vary, based on the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.
The policy owner may decide to pay the required Net Accumulated Premium under either method. Generally, the two methods of calculation are attributable to the different ways policy owners pay Premium. The 10-Year Paid-Up Method is generally used by policy owners who pay a larger Premium during the first 10 policy years. In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower Premium over a longer period of time.
Described below is how and when Nationwide determines, under each method, whether the policy owner has paid the required Net Accumulated Premium for the Guarantee Amount to apply.
(1)	10-Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a 10-year period beginning on the Policy Date, regardless of the Guarantee Duration. The required Net

Accumulated Premium under this test is stated in the Policy Data Pages. The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.
During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10th policy year. If the test for the 10-Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed. If the test for the 10-Year Paid-Up Method is satisfied with the first test after the end of the 10th policy year, Nationwide will retest at the following times while the Rider remains in effect and the conditions under this method are met:
(a)	on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;
(b)	on any date of a partial surrender or policy loan; and
(c)	on any date there is Returned Premium.
Lapse protection is no longer available and retesting will no longer be done under the 10-Year Paid-Up Method after any of the following circumstances occur:
•	failing to satisfy the 10-Year Paid-Up Method test at any time it is performed after the end of the 10th policy year;
•	the Guarantee Duration ends or this Rider is otherwise terminated;
•	increasing the Base Policy Specified Amount;
•	changing the death benefit option; or
•	adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.
If any of the circumstances above occur, the 10-Year Paid-Up Method is no longer available; however, the policy owner may still maintain the Guarantee Amount if the test under the Monthly Premium Method is satisfied.
Note: Depending on how the policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test, paying Premium equal to the Net Accumulated Premium under the 10-Year Paid-Up Method may disqualify the policy as a contract for life insurance under Section 7702 of the Code. If this is the case, the policy owner can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method. Request and carefully review illustrations of planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.
(2)	Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages. The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date. This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.
This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration. This test cannot be lost due to policy changes or failure to meet the test on any given occasion. However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to Nationwide’s approval:
•	increasing or decreasing the Base Policy Specified Amount;
•	adding or increasing any Rider coverage;
•	changing the death benefit option; or
•	changing the underwriting classification of the Insured.

Situations Where the Guarantee Amount may be Modified
Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.
How the Grace Period under the Policy Operates with this Rider
If the policy enters a Grace Period (i.e., Lapse protection is not available under the Guaranteed Policy Continuation Provision of the policy or under the Rider), then additional Premium payments will be necessary to prevent Lapse. Nationwide will notify the policy owner in writing of:
(1)	the amount of Premium required to prevent the policy from Lapsing under Grace Period and Guaranteed Policy Continuation Provision; and
(2)	the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.
Note: Generally the amount required to prevent the policy from Lapsing under the 10-Year Paid-Up Method test, if applicable, will be greater. Contact the Service Center to obtain this amount. If the 10-Year Paid-Up Method test is not satisfied at any time after the 10th policy year, that test will no longer apply.
This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61-day Grace Period. This Rider cannot be reinstated after a Lapse, see Lapse.
Interaction with Other Riders
Premium Waiver Rider
If the Premium Waiver Rider was elected, the benefits provided by that Rider in the form of Premium payments will be counted as part of the Net Accumulated Premium paid for the purposes of satisfying the Monthly Premium Method and 10-Year Paid-Up Method tests subject to the following:
•	when qualifying for the benefit under the Premium Waiver Rider, the Premium requirements of this Rider will not be reduced;
•	the benefit provided by the Premium Waiver Rider in the form of Premium payments may not be sufficient on its own to meet the Premium requirements associated with this Rider; and
•	if the benefit provided by the Premium Waiver Rider in the form of Premium payments is not sufficient to satisfy the Monthly Premium Method or 10-Year Paid-Up Method tests, the policy owner may have to pay additional Premium to meet the required Net Accumulated Premium under the tests.
Waiver of Monthly Deductions Rider
If the Waiver of Monthly Deductions Rider was elected, then upon qualifying for benefits under that Rider, the required Net Accumulated Premium for this Rider will not be waived or reduced. The benefits provided by the Waiver of Monthly Deductions Rider, in contrast to the Premium Waiver Rider, will not count towards the Net Accumulated Premium for purposes of satisfying any of the required Net Accumulated Premium tests under the Rider. Failure to make Premium payments sufficient to meet either test of required Net Accumulated Premium while the policy owner is receiving benefits under the Waiver of Monthly Deductions Rider may result in a loss of benefits under the Rider.
Acceleration of Life Insurance Death Benefit for Qualified Long Term Care Services Rider ("Long-Term Care Rider")
If the Long-Term Care Rider is elected, then upon qualifying for benefits under that Rider, the Premium requirements for the Rider will not be waived or reduced and charges for the Rider will continue to be deducted from the policy’s Cash Value. Benefits under the Long-Term Care Rider do not reduce Net Accumulated Premiums.
The benefit associated with the Long-Term Care Rider is dependent upon the Base Policy Specified Amount. If the Base Policy Specified Amount is greater than the Guarantee Amount associated with the Rider, then upon commencement of benefits under the Rider, the benefits provided by the Long-Term Care Rider will be reduced so that they continue to correspond to the Base Policy Specified Amount after the Rider is invoked.

Overloan Lapse Protection Rider
While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without first requesting termination of this Rider.
Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.
Riders Terminating when Benefits under this Rider Commence
Once benefits commence under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Total Specified Amount and addition of other optional Riders. In addition, if required by the terms of the Extended Death Benefit Guarantee Rider, other elected Riders may terminate or may need to be terminated by the policy owner before commencing benefits under this Rider.
If another Rider is terminated by operation of this Rider, charges under terminated Riders will end. The policy owner may not reapply for the terminated Rider(s) until the expiration of the Guarantee Duration.
Termination of the Extended Death Benefit Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
(1)	the policy owner elects to terminate this Rider. Termination will be effective the next business day following receipt at the Service Center of a written request to terminate. If the policy owner elects to terminate this Rider, Nationwide may require the policy owner to return the Rider and the policy for endorsement;
(2)	the Guarantee Duration ends; or
(3)	the policy Lapses, is surrendered, or otherwise terminates.
Note: This Rider cannot be reinstated if the policy Lapses.
Extended Death Benefit Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The charge for each Base Policy Specified Amount segment is determined, and will vary, based on the Insured's issue age, sex, underwriting classification, Guarantee Amount, and Guarantee Duration.
The Extended Death Benefit Guarantee Rider charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Extended Death Benefit Guarantee Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V

to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.

At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;

(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Extended Death Benefit Guarantee Rider, and the Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account less any surrender charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.

The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 4.50%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse; and/or
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.

If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider, or by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Initial Death Benefit Guarantee Period shown in the Policy Data Pages. During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Initial Death Benefit Guarantee Premium required is stated in the Policy Data Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Initial Death Benefit Guarantee Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the new Monthly Initial Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Duration of the Initial Death Benefit Guarantee Period
The Initial Death Benefit Guarantee Period begins when Nationwide issues the policy. The duration of the Initial Death Benefit Guarantee Period depends on the Insured's Issue Age on the Policy Date, as reflected in the following table:
Insured's Issue Age on the Policy Date:	0-69	70 or older
Duration of Guaranteed Policy Continuation Period:	the lesser of 10 policy years or to Attained Age 75	five policy years
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions;
•	during the Initial Death Benefit Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or
•	if the Extended Death Benefit Guarantee Rider is elected and the Initial Death Benefit Guarantee Period has ended, the amount of Premium that will satisfy the Rider.

The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Initial Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured’s death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
(1)	Mortality and Expense Risk Charge; plus
(2)	Administrative Per Policy Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.

Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;

(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(5)	if applicable, the Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider will remain in effect;
(6)	if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)	no additional Premium payments will be permitted;
(8)	no additional monthly periodic charges will be deducted;
(9)	loan interest will continue to be charged on Indebtedness; and
(10)	the policy owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.

Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, 6, 3, or 1 month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.

Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") enacted on December 22, 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 0.40% subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.

In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid at any time during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the policy, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000

(married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the Cash Surrender Value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.
Section 6050Y, enacted by H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s basis in the life insurance policy is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s basis in the policy is reduced by previously imposed COI charges.
Section 6050Y also provides special tax reporting requirements surrounding the post issue sale of a life insurance policy or the transfer of a life insurance policy to a foreign person. The provision would apply to the sale of a life insurance policy or the transfer of a life insurance policy to a foreign person that occurs on or after January 1, 2018.
Section 6050Y requires the buyer of a post issue life insurance policy purchased in a reportable policy sale to report information about the purchase to the IRS and the insurance company that issued the policy. A reportable policy sale is the direct or indirect acquisition of any interest in a life insurance policy where the buyer has no substantial family, business, or financial relationship with the insured apart from the buyer’s interest in the life insurance policy. The buyer is required to provide the following information: 1) the buyer’s name, address, and taxpayer identification number ("TIN"), 2) the name, address, and TIN of the payment recipient’s in the reportable policy sale, 3) the date of the sale, 4) the name of the issuer, and 5) the amount of each payment.
Upon receipt of the report from the buyer of a reportable policy sale or the receipt of any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is required to report the following information: 1) the name, address, and TIN of the seller or transferor to a foreign person, 2) the basis or investment of the policy within the meaning of section 72(e)(6), and 3) the policy number of the policy.
Upon later payment of the death benefit proceeds under a policy that was transferred in a reportable policy sale, the issuer of the life insurance policy is required to report the following information about the payment of the death benefit proceeds to the IRS and to the recipient: 1) name, address, and TIN of the person making the payment, 2) name, address, and TIN of the recipient of the payment, 3) the date of the payment, 4) the gross amount of the payment, 5) the payor’s estimate of the buyer’s basis in the policy.
Section 6050Y also provides that the exceptions to the transfer for value rules are not available to the transfer of any interest in a life insurance policy that is a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable.

Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under the Internal Revenue Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income is limited by the Internal Revenue Code, on an annual basis, to the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. While the long-term care rider issued with this life insurance policy pays a long-term care benefit that is limited to the HIPAA per diem amount (an indemnity contract), Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single insured, then the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.

H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase to the HIPAA per diem or a possible reduction in the amount. Therefore, it is highly recommended that the policy owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the Policy Owner to determine if collecting benefits while outside the United States will subject the Policy Owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes. The federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has recovered all of their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or done spouse is not a citizen of the United States.

If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.

Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-7
Organization, Registration, and Operation
Nationwide VLI Separate Account-7 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-7.

Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the separate account.

Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-7 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek high total investment return.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche Variable Series II - Deutsche Global Income Builder VIP: Class A
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	The fund seeks to maximize income while maintaining prospects for capital appreciation.
Dimensional - DFA VA Global Moderate Allocation Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF
Dimensional - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Dimensional - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Dimensional - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.

Dimensional - VIT Inflation-Protected Securities Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective April 30, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	The Portfolio seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	To provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium (CTP) – An amount used in the calculation of the Premium Load and total compensation we pay. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account rather than proportionally. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted proportionally from the Sub-Accounts and/or Fixed Account. The Long-Term Fixed Account and amounts allocated to Enhanced Dollar Cost Averaging programs are not available for Directed Monthly Deduction election.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Accumulated Premiums – Cumulative Premiums less any partial surrenders, Indebtedness, and any Returned Premium.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.

Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the policy owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.

Appendix C: Surrender Charge Examples
The information in this Appendix can be used to calculate the Surrender Charge for a policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The examples shown below utilize the tables that are provided at the end of this Appendix.
Surrender Charge Calculation
The maximum surrender charge ("SC") equals the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d). To calculate the actual surrender charge based on a surrender in a particular policy year, multiply by (e); and, if applicable, multiply by (f); where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year;
(p)	=	the surrender charge percentage in the range 20% - 65% which varies by age, sex, and risk classification from the "Surrender Charge Percentage" chart below;
(c)	=	the Base Policy Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charges" section of this prospectus; and
(f)	=	a surrender charge reduction factor applicable only to Base Policy Specified Amount increases, 0.60 in all cases.
Surrender Charge Examples
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative surrender charges shown in the "Transaction Fees" table in the "In Summary: Fee Tables" section of the prospectus. The examples utilize portions of the larger tables provided at the end of this Appendix.
The maximum Surrender Charge calculation assumes: the Insured is a female; issue age 74; standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); premiums paid in the first year are $10,000; a full surrender is taken during the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($100,000 / 1,000) x 59.593 =$5,959.30	(d)	=	8.40
(b)	=	$10,000	(e)	=	100%
(p)	=	0.63	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1,000 =$100

(a) is less than (b), so:
SC	=	[($5,959.30 x 0.63) + ($100 x 8.40)] x 100%
	=	[$3,754.36 + $840] x 100%
	=	$4,594.36 which corresponds to $45.95 per $1,000 of Base Policy Specified Amount ($4,594.36 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =77.5%
SC	=	$4,594.36 x 77.5% =$3,560.63 which corresponds to $35.61 per $1,000 of Base Policy Specified Amount ($3,560.63 / $100).

The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 0; standard non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $2,000; a full surrender is taken during the tenth policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 1.316 =$658.00	(d)	=	4.00
(b)	=	$2,000	(e)	=	10%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[($658.00 x 0.65) + ($500 x 4.00)] x 10%
	=	[$427.70 + $2,000] x 10%
	=	$242.77 which corresponds to $0.49 per $1,000 of Base Policy Specified Amount ($242.77 / $500).
The representative Surrender Charge calculation assumes: the Insured is a male; issue age 35; preferred non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $7,000; and a complete surrender of the policy in the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 7.38 =$3,690	(d)	=	4.50
(b)	=	$7,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[($3,690 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,398.50 + $2,250] x 100%
	=	$4,648.50 which corresponds to $9.30 per $1,000 of Base Policy Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =87.5%
SC	=	$4,648.50 x 87.5% =$4,067.44 which corresponds to $8.14 per $1,000 of Base Policy Specified Amount ($4,067.44 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Specified amount and each increase. For this example assume the Insured is a male; issue age 35; standard non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $6,000; the Policy Date is January 1, 2005; and the policy is completely surrendered in the first year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 7.825 =$3,912.50	(d)	=	4.50
(b)	=	$6,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[($3,912.50 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,543.13+ $2,250] x 100%
	=	$4,793.13 which corresponds to $9.59 per $1,000 of Base Policy Specified Amount ($4,793.13 / $500).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2006. Note: the Attained Age of the Insured at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Band 4 is applicable because the total Base Policy Specified Amount $600,000 is used to determine the Band. The first year premium paid applicable to the increase is $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($100,000 / 1,000) x 8.224 =$822.40	(d)	=	4.55
(b)	=	$1,000	(e)	=	100%
(p)	=	0.65	(f)	=	0.60
(c)	=	$100,000 / 1,000 =$100

(a) is less than (b), so:
SC	=	[($822.40 x 0.65) + ($100 x 4.55)] x 100%] x 0.60
	=	[$534.56 + $455.00] x 100%] x 0.60%
	=	$989.56 x 0.60
	=	$593.74 which corresponds to $5.94 per $1,000 of Base Policy Specified Amount ($593.74 / $100).
Now assume the policy is completely surrendered in the sixth policy year on March 1, 2010.
For the $500,000 initial Base Policy Specified Amount, (e), issue age 0-49, =80.0%, the applicable Surrender Charge is:
SC	=	$4,793.13 x 80.0% = $3,834.50 which corresponds to $7.67 per $1,000 of Base Policy Specified Amount ($3,834.50 / $500).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%. Note: that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year surrender charge reduction percentage applies to that portion of the Base Policy Specified Amount.) The applicable Surrender Charge is:
SC	=	$593.74 x 95.0% =$564.05 which corresponds to $5.65 per $1,000 of Base Policy Specified Amount ($564.05 / $100).
The combined surrender charge for a complete surrender of the policy in the sixth year is equal to:
SC	=	$3,834.50 + $564.05 =$4,398.55 which corresponds to $7.34 per $1,000 of Base Policy Specified Amount ($4,398.55 / $600).
Tables used to Calculate the Examples
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of a Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	95.0%

Policy year calculated from the Policy Date or effective date of a Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
3	100%	90.0%
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Surrender Target Factor
Male Insureds
Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
0	1.673	N/A	N/A	N/A	N/A
1	1.717	N/A	N/A	N/A	N/A
2	1.780	N/A	N/A	N/A	N/A
3	1.854	N/A	N/A	N/A	N/A
4	1.939	N/A	N/A	N/A	N/A
5	2.029	N/A	N/A	N/A	N/A
6	2.126	N/A	N/A	N/A	N/A
7	2.227	N/A	N/A	N/A	N/A
8	2.334	N/A	N/A	N/A	N/A
9	2.446	N/A	N/A	N/A	N/A
10	2.564	N/A	N/A	N/A	N/A
11	2.689	N/A	N/A	N/A	N/A
12	2.820	N/A	N/A	N/A	N/A
13	2.953	N/A	N/A	N/A	N/A
14	3.092	N/A	N/A	N/A	N/A
15	3.236	N/A	N/A	N/A	N/A
16	3.380	N/A	N/A	N/A	N/A
17	3.526	N/A	N/A	N/A	N/A
18	3.674	3.465	3.340	4.175	3.966
19	3.827	3.610	3.479	4.349	4.132
20	3.987	3.761	3.625	4.531	4.304
21	4.156	3.920	3.778	4.723	4.487
22	4.334	4.088	3.940	4.925	4.679
23	4.522	4.265	4.111	5.139	4.882
24	4.720	4.452	4.291	5.364	5.096
25	4.930	4.650	4.482	5.602	5.322
26	5.151	4.858	4.682	5.853	5.560
27	5.382	5.076	4.893	6.116	5.810
28	5.626	5.306	5.114	6.393	6.073
29	5.884	5.549	5.349	6.686	6.352
30	6.159	5.809	5.599	6.999	6.649
31	6.452	6.086	5.866	7.332	6.965
32	6.765	6.380	6.150	7.687	7.303
33	7.097	6.694	6.452	8.065	7.662

Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
34	7.450	7.027	6.773	8.466	8.043
35	7.825	7.380	7.114	8.892	8.447
36	8.224	7.756	7.476	9.345	8.878
37	8.644	8.153	7.858	9.823	9.332
38	9.091	8.575	8.265	10.331	9.814
39	9.564	9.020	8.694	10.868	10.325
40	10.064	9.492	9.149	11.436	10.864
41	10.593	9.992	9.630	12.038	11.436
42	11.154	10.520	10.140	12.675	12.041
43	11.745	11.078	10.678	13.347	12.680
44	12.371	11.668	11.246	14.058	13.355
45	13.029	12.289	11.845	14.806	14.066
46	13.724	12.944	12.476	15.595	14.815
47	14.458	13.637	13.144	16.430	15.609
48	15.235	14.370	13.850	17.313	16.447
49	16.066	15.153	14.606	18.257	17.344
50	16.954	15.991	15.413	19.266	18.303
51	17.903	16.886	16.275	20.344	19.327
52	18.916	17.841	17.196	21.495	20.420
53	19.993	18.857	18.175	22.719	21.583
54	21.137	19.936	19.215	24.019	22.818
55	22.350	21.080	20.318	25.398	24.128
56	23.633	22.290	21.485	26.856	25.513
57	24.993	23.573	22.721	28.401	26.981
58	26.435	24.933	24.032	30.040	28.538
59	27.980	26.391	25.437	31.796	30.206
60	29.637	27.953	26.942	33.678	31.994
61	31.407	29.623	28.552	35.690	33.906
62	33.292	31.401	30.266	37.832	35.940
63	35.291	33.285	32.082	40.103	38.098
64	37.407	35.282	34.006	42.508	40.383
65	39.654	37.401	36.049	45.061	42.808
66	42.044	39.655	38.222	47.777	45.388
67	44.601	42.067	40.546	50.683	48.149
68	47.355	44.664	43.050	53.812	51.121
69	50.326	47.467	45.751	57.189	54.330
70	53.553	50.510	48.685	60.856	57.813
71	57.052	53.811	51.866	64.832	61.590
72	60.850	57.393	55.318	69.148	65.691
73	64.922	61.233	59.020	73.775	70.086
74	69.310	65.372	63.009	78.761	74.823
75	74.065	69.857	67.332	84.165	79.957
76	79.229	N/A	N/A	90.033	N/A
77	84.854	N/A	N/A	96.425	N/A
78	90.966	N/A	N/A	103.370	N/A
79	97.574	N/A	N/A	110.879	N/A
80	104.679	N/A	N/A	118.953	N/A
81	112.323	N/A	N/A	127.640	N/A
82	120.494	N/A	N/A	136.925	N/A
83	129.291	N/A	N/A	146.922	N/A
84	138.796	N/A	N/A	157.723	N/A
85	149.046	N/A	N/A	169.370	N/A

Surrender Target Factor
Female Insureds
Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
0	1.316	N/A	N/A	N/A	N/A
1	1.375	N/A	N/A	N/A	N/A
2	1.429	N/A	N/A	N/A	N/A
3	1.491	N/A	N/A	N/A	N/A
4	1.558	N/A	N/A	N/A	N/A
5	1.631	N/A	N/A	N/A	N/A
6	1.706	N/A	N/A	N/A	N/A
7	1.787	N/A	N/A	N/A	N/A
8	1.870	N/A	N/A	N/A	N/A
9	1.958	N/A	N/A	N/A	N/A
10	2.050	N/A	N/A	N/A	N/A
11	2.147	N/A	N/A	N/A	N/A
12	2.249	N/A	N/A	N/A	N/A
13	2.355	N/A	N/A	N/A	N/A
14	2.464	N/A	N/A	N/A	N/A
15	2.579	N/A	N/A	N/A	N/A
16	2.699	N/A	N/A	N/A	N/A
17	2.823	N/A	N/A	N/A	N/A
18	2.954	2.786	2.686	3.357	3.189
19	3.091	2.916	2.810	3.513	3.337
20	3.235	3.051	2.941	3.676	3.492
21	3.385	3.193	3.078	3.847	3.655
22	3.545	3.343	3.222	4.028	3.827
23	3.712	3.501	3.374	4.218	4.007
24	3.890	3.669	3.536	4.420	4.199
25	4.075	3.844	3.705	4.631	4.399
26	4.272	4.030	3.884	4.855	4.612
27	4.479	4.225	4.072	5.090	4.836
28	4.697	4.430	4.270	5.337	5.070
29	4.925	4.646	4.478	5.597	5.317
30	5.166	4.873	4.697	5.871	5.577
31	5.422	5.114	4.929	6.161	5.853
32	5.690	5.367	5.173	6.466	6.143
33	5.973	5.633	5.430	6.787	6.448
34	6.271	5.915	5.701	7.126	6.770
35	6.584	6.210	5.986	7.482	7.108
36	6.914	6.521	6.286	7.857	7.464
37	7.261	6.848	6.601	8.251	7.838
38	7.627	7.194	6.934	8.667	8.234
39	8.014	7.559	7.286	9.107	8.652
40	8.424	7.946	7.658	9.573	9.094
41	8.858	8.355	8.053	10.066	9.563
42	9.317	8.788	8.470	10.588	10.059
43	9.803	9.246	8.912	11.140	10.583
44	10.318	9.732	9.380	11.725	11.139
45	10.862	10.245	9.874	12.343	11.726
46	11.437	10.788	10.398	12.997	12.347
47	12.045	11.361	10.950	13.688	13.004
48	12.686	11.965	11.533	14.416	13.695
49	13.363	12.604	12.148	15.185	14.426
50	14.076	13.276	12.796	15.995	15.195
51	14.828	13.986	13.480	16.850	16.008

Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
52	15.620	14.733	14.200	17.750	16.863
53	16.454	15.519	14.958	18.698	17.763
54	17.332	16.348	15.757	19.696	18.711
55	18.259	17.222	16.599	20.749	19.712
56	19.236	18.143	17.487	21.859	20.766
57	20.265	19.113	18.422	23.028	21.877
58	21.350	20.137	19.409	24.261	23.048
59	22.495	21.216	20.450	25.562	24.284
60	23.707	22.360	21.552	26.940	25.593
61	24.994	23.574	22.722	28.402	26.982
62	26.361	24.863	23.965	29.956	28.458
63	27.816	26.235	25.287	31.609	30.029
64	29.367	27.699	26.698	33.372	31.703
65	31.024	29.261	28.203	35.254	33.491
66	32.793	30.930	29.812	37.265	35.402
67	34.687	32.716	31.534	39.417	37.446
68	36.716	34.630	33.378	41.723	39.637
69	38.892	36.683	35.357	44.196	41.986
70	41.229	38.886	37.481	46.851	44.508
71	43.739	41.253	39.762	49.703	47.218
72	46.433	43.795	42.212	52.765	50.127
73	49.328	46.525	44.843	56.054	53.251
74	52.422	49.462	47.674	59.593	56.613
75	55.798	52.628	50.726	63.407	60.237
76	59.424	N/A	N/A	67.527	N/A
77	63.348	N/A	N/A	71.986	N/A
78	67.606	N/A	N/A	76.825	N/A
79	72.238	N/A	N/A	82.089	N/A
80	77.295	N/A	N/A	87.835	N/A
81	82.836	N/A	N/A	94.132	N/A
82	88.784	N/A	N/A	100.891	N/A
83	95.157	N/A	N/A	108.133	N/A
84	102.064	N/A	N/A	115.982	N/A
85	109.558	N/A	N/A	124.498	N/A

"Bands" as used in the Administrative Target Factor table below corresponds to particular ranges of Base Policy Specified Amount: Band 2 = Base Policy Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Base Policy Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Base Policy Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Base Policy Specified Amounts equal to or greater than $1,000,000.
Administrative Target Factor
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
Issue Age	Band 2	Band 3	Band 4	Band 5
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00

Surrender Charge Percentage
Issue Age	Male	Female
0	65.0%	65.0%
1	65.0%	65.0%
2	65.0%	65.0%
3	65.0%	65.0%
4	65.0%	65.0%
5	65.0%	65.0%
6	65.0%	65.0%
7	65.0%	65.0%
8	65.0%	65.0%
9	65.0%	65.0%
10	65.0%	65.0%
11	65.0%	65.0%
12	65.0%	65.0%
13	65.0%	65.0%
14	65.0%	65.0%
15	65.0%	65.0%
16	65.0%	65.0%
17	65.0%	65.0%
18	65.0%	65.0%
19	65.0%	65.0%
20	65.0%	65.0%
21	65.0%	65.0%
22	65.0%	65.0%
23	65.0%	65.0%
24	65.0%	65.0%
25	65.0%	65.0%
26	65.0%	65.0%
27	65.0%	65.0%
28	65.0%	65.0%
Issue Age	Male	Female
29	65.0%	65.0%
30	65.0%	65.0%
31	65.0%	65.0%
32	65.0%	65.0%
33	65.0%	65.0%
34	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
37	65.0%	65.0%
38	65.0%	65.0%
39	65.0%	65.0%
40	65.0%	65.0%
41	65.0%	65.0%
42	65.0%	65.0%
43	65.0%	65.0%
44	65.0%	65.0%
45	65.0%	65.0%
46	65.0%	65.0%
47	65.0%	65.0%
48	65.0%	65.0%
49	65.0%	65.0%
50	65.0%	65.0%
51	65.0%	65.0%
52	65.0%	65.0%
53	65.0%	65.0%
54	65.0%	65.0%
55	65.0%	65.0%
56	65.0%	65.0%
57	65.0%	65.0%
Issue Age	Male	Female
58	65.0%	65.0%
59	65.0%	65.0%
60	65.0%	65.0%
61	65.0%	65.0%
62	65.0%	65.0%
63	65.0%	65.0%
64	65.0%	65.0%
65	65.0%	65.0%
66	65.0%	65.0%
67	65.0%	65.0%
68	65.0%	65.0%
69	65.0%	65.0%
70	62.0%	65.0%
71	58.0%	65.0%
72	54.0%	65.0%
73	50.0%	65.0%
74	47.0%	63.0%
75	43.0%	59.0%
76	40.0%	55.0%
77	37.0%	51.0%
78	35.0%	48.0%
79	32.0%	44.0%
80	30.0%	41.0%
81	27.0%	38.0%
82	25.0%	35.0%
83	23.0%	33.0%
84	21.0%	30.0%
85	20.0%	28.0%

Appendix D: The Adjusted Sales Load Life Insurance Rider
The Adjusted Sales Load Life Insurance Rider is no longer available for election for applications signed after January 8, 2010. The information in this Appendix is applicable only if the policy was issued with the Adjusted Sales Load Life Insurance Rider.
The following table describes the periodic charges applicable to the Adjusted Sales Load Life Insurance Rider.
Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	Maximum for each 1% of Premium Load replaced:$0.14 for each $1,000 of aggregate Premiums	Currently:$0.14 for each $1,000 of aggregate Premiums
The following disclosure describes the benefits, charges and operation of the Adjusted Sales Load Life Insurance Rider.
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. The policy owner may elect the number of years (from one to seven) where Premium Load would be replaced. Premium Load will be assessed on any amount that is not elected to be replaced by the Rider.
Rider Availability
This Rider is only available to purchase at the time of application.To better understand the benefits of this Rider, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.
Adjusted Sales Load Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of the policy's aggregate monthly Premiums since the Policy Date, the portion of Premium Load elected to be replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that the Premium Load is to be replaced (with a maximum Rider charge period of 15 years). However, if a policy owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years where Premium payments were actually received.
For example, upon election, the policy owner anticipated making Premium payments for five years. Therefore, the policy owner could expect to have the Rider charge assessed for 14 years (nine years plus five years). However, the policy owner actually makes the last Premium payment in policy year three, and does not make any additional Premium payments. Since the policy owner did not get full "use" of the Rider (the policy owner received three years worth of Premium Load replacement), Nationwide will only assess the Rider charge for 12 policy years (nine years plus the three years' worth of benefit received).

If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and Later	0%
For example, the policy owner elected to replace the Premium Load for seven years. During the fifth policy year, the policy owner terminates the policy. During the five years the policy was In Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of $400) from the Cash Surrender Value.
The Adjusted Sales Load Life Insurance Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account, unless the policy owner elects Directed Monthly Deductions. Because the charge for this benefit is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-21610
Securities Act of 1933 Registration File No. 333-146649

Waddell & Reed Protection VUL – New York
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-7
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial consultants and advisors, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II
•	Ivy Variable Insurance Portfolios - Balanced: Class II
•	Ivy Variable Insurance Portfolios - Core Equity: Class II
1

•	Ivy Variable Insurance Portfolios - Corporate Bond: Class II
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Ivy Variable Insurance Portfolios - Global Bond: Class II
•	Ivy Variable Insurance Portfolios - Global Equity Income: Class II
•	Ivy Variable Insurance Portfolios - Global Growth: Class II
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - International Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
•	Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Natural Resources: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II
•	Ivy Variable Insurance Portfolios - Science and Technology: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Core: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Value: Class II
The following fixed investment option is also available under the policy.
❍	Fixed Account
2

3

Table of Contents (continued)
4

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
5

Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-7 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Children's Term Insurance Rider
•	Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider
•	Spouse Life Insurance Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider
•	Extended Death Benefit Guarantee Rider
6

Note: The Adjusted Sales Load Life Insurance Rider is no longer available for election for applications signed after January 8, 2010. For policies issued on or before January 8, 2010, with the Adjusted Sales Load Life Insurance Rider, information about the Rider including the In Summary: Fee Table listing the periodic charges assessed for the Rider, is located in Appendix D: The Adjusted Sales Load Life Insurance Rider.
For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your registered representative at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
7

Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
8

In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account, unless the policy owner elects Directed Monthly Deductions, except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum: $65 from each $1,000 of Premium	Currently: $65 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Illustration Charge[2]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered	Currently: $0
Surrender Charge3†	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases	Maximum: $45.95 per $1,000 of Base Policy Specified Amount	Minimum: $0.49 per $1,000 of Base Policy Specified Amount
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000; and a complete surrender of the policy in the first year	Upon surrender or policy Lapse	$9.30 per $1,000 of Base Policy Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The amounts reflected as maximum Sales Load and Premium Taxes (collectively "Premium Load") represent the maximum that may be charged in any policy year. Currently, the maximum Premium Load is only charged during the first five policy years when the Premium paid is less than the Commissionable Target Premium attributable to a policy. On a current basis, the Premium Load will decrease the longer the policy remains In Force, see Premium Load.
[2]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
[3]	The maximum Surrender Charge calculation assumes: the Insured is a female, age 74, standard tobacco, the Base Policy Specified Amount is $100,000, a full surrender is taken during the first policy year, and the aggregate first year Premium exceeds the surrender target premium. The minimum surrender charge calculation assumes the Insured is female, age 0, standard non-tobacco underwriting classification, premium paid in the first policy year is $2,000, and a full surrender is taken in policy year 10, see Surrender Charge and Appendix C: Surrender Charge Examples.
9

The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge1†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: an age 35 male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.10 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly	Maximum: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years	Currently: $0.67 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years
Administrative Per Policy Charge	Monthly	Maximum: $9 per policy	Currently: $9 per policy
Underwriting and Distribution Charge4†	Monthly	Maximum: $0.20 per $1,000 of Base Policy Specified Amount	Minimum: $0.00 per $1,000 of Base Policy Specified Amount
Representative: an issue of age 35, policy year one, male preferred non-tobacco with a Base Policy Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.10 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[5]	Annually	Maximum: 4.5% of Indebtedness	Currently: 4.5% of Indebtedness
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Cost of Insurance Charge calculation assumes: the Insured is a male; issue age 45; policy year 75; standard tobacco; and a Base Policy Specified Amount of $100,000. The minimum charge calculation assumes: the Insured is either male or female; Attained Age 121; any underwriting classification; any Base Policy Specified Amount; and any policy year on or after the policy anniversary the Insured reached Attained Age 121. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
[3]	The maximum Mortality and Expense Risk Charge represents the maximum amount that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts. Currently, the maximum is only charged during the first 15 policy years when Cash Value allocated to the Sub-Accounts is $250,000 or less.
[4]	The maximum Underwriting and Distribution Charge calculation assumes: policy year one; an issue age of 85; and Base Policy Specified Amount of $250,000. The minimum charge calculation assumes: a policy in effect in years eight and thereafter as measured from the Policy Date for the initial Base Policy Specified Amount; the Insured is either male or female; any age; any underwriting classification; and any Base Policy Specified Amount.
5
The Policy Loan Interest Charge is described in more detail in Policy Loans.
10

The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Children’s Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge1†	Monthly	Maximum: $13.65 per $1,000 of Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Issue Age 35 male preferred non-tobacco	Monthly	$0.05 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge2†	Monthly	Maximum: $10.23 per $1,000 of Rider Specified Amount	Minimum: $0.10 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge3†	Monthly	Maximum: $0.75 per $1,000 of Rider Specified Amount	Minimum: $0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with a Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Rider Specified Amount
Premium Waiver Rider Charge4†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge5†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.02 per $1,000 of Rider Death Benefit
Representative: an Issue Age 35 male; in the first policy year; preferred non-tobacco with a Rider Specified Amount of $250,000; and a Total Specified Amount of $500,000	Monthly	$0.05 per $1,000 of Rider Death Benefit
Waiver of Monthly Deductions Rider Charge6†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
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Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Representative: an age 35 male preferred non-tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit
Extended Death Benefit Guarantee Rider Charge7†	Monthly	Maximum: $0.16 per $1,000 of Base Policy Specified Amount covered by the Rider	Minimum: $0.01 per $1,000 of Base Policy Specified Amount covered by the Rider
Representative: an age 35 male preferred non-tobacco with an Extended Death Benefit Guarantee Percentage of 100%; a lifetime Extended Death Benefit Guarantee Duration; and a Base Policy Specified Amount of $500,000	Monthly	$0.06 per $1,000 of Base Policy Specified Amount covered by the Rider
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge calculation assumes: the Insured is a female; Issue Age 85; and standard tobacco with a Substandard Rating of Table P. The minimum charge calculation assumes: the Insured is either male or female; is Attained Age 100; and any underwriting classification.
[2]	The maximum Spouse Life Insurance Rider Charge calculation assumes: the Insured is a male; Attained Age 69; standard tobacco with a Substandard Rating of Table F; a Flat Extra Charge of $1.25 per $1,000 per month; and a Rider Specified Amount of $25,000. The minimum charge calculation assumes: the Insured is female; Attained Age 21; standard non-tobacco; no Substandard Rating or Flat Extra Charge; and a Rider Specified Amount of $100,000.
[3]	The maximum Accidental Death Benefit Rider Charge calculation assumes: the Insured is Attained Age 69 with a Substandard Rating of Table P. The minimum charge calculation assumes: the Insured is Attained Age 5 with no Substandard Rating.
[4]	The maximum Premium Waiver Rider Charge calculation assumes: monthly Premium payments of $1,000; the Insured is female; Attained Age 64; with a Substandard Rating of Table H. The minimum charge calculation assumes: monthly Premium payments of $1,000; the Insured is male; Attained Age 18; and any underwriting classification.
[5]	The maximum charge calculation assumes: the Insured is either male or female; Attained Age 119; policy year 75; any underwriting classification; and any Total Specified Amount. The minimum charge calculation assumes: the Insured is female; issue age 5; policy year one; and a Total Specified Amount of $1,000,000.
[6]	The maximum Waiver of Monthly Deductions Rider Charge calculation assumes: the Insured is Attained Age 59 with a Substandard Rating of Table H. The minimum charge calculation assumes: the Insured is male; Attained Age 18; with no Substandard Rating.
[7]	The maximum Extended Death Benefit Guarantee Rider Charge calculation assumes: the Insured is either male or female; any issue age; any underwriting classification; a lifetime guarantee duration is elected; and 100% of the Base Policy Specified Amount is to be guaranteed by this Rider. The minimum charge calculation assumes: the Insured is female; issue age 18; preferred non-tobacco; a 20-year guarantee duration is elected; and 50% of the Base Policy Specified Amount is to be guaranteed by this Rider.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.42%	1.36%
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Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2% for policies with a Policy Date on or after August 1, 2014, 3% for policies with a Policy Date prior to August 1, 2014.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
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Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
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How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
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To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some investment advisors/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy advisors will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
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Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owner in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.waddell.com.
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Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
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Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
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•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the Attained Ages of zero and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured's age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Data Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
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Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
For a limited time, commonly referred to as the "right to cancel" period, a policy owner may cancel the policy and receive a refund. For non-replacement and replacement transactions in states other than New York, and non-replacement transactions in New York, the right to cancel period expires 10 days after the policy owner receives the policy. For replacement transactions in New York, the right to cancel period expires 60 days after the policy owner receives the policy.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative who sold it or to the Service Center. Nationwide will honor cancellation requests received by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of a cancellation request, Nationwide will refund the amount prescribed by law. If the policy is issued in New York and the policy was not a replacement, Nationwide is required to refund the initial Premium upon exercise of the right to cancel provision. Therefore, initial Net Premium designated to be allocated to the Sub-Accounts will be held in the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
If the policy is issued in any other state, or is a replacement policy issued in New York, Nationwide will refund the Cash Value upon exercise of the right to cancel provision. Therefore, all of the initial Net Premium will be allocated to the designated Sub-Accounts, based on the allocation instructions in effect at that time, at the price next determined.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
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•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value, Lapse protection provided by the Guaranteed Policy Continuation Provision, or Lapse protection provided by the Extended Death Benefit Guarantee Rider, if elected, would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
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Right to Exchange
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Annual Option to Purchase Paid Up Coverage
On each policy anniversary, the policy owner has the option to surrender the policy and apply the Cash Surrender Value to purchase extended term insurance without evidence of insurability. The amount of the extended term insurance will equal the Death Benefit, less any Indebtedness. The extended term insurance coverage will be in effect for as long a period as the Cash Surrender Value will purchase at the Insured's Attained Age on the date of transfer. The Cash Value of the extended term insurance, at any time, will be equal to the cost of the extended term insurance at the Insured's Attained Age at that time. The cost of the extended term insurance will be based on an interest rate of 3% and the 2001 Commissioner’s Standard Ordinary Mortality Select and Ultimate Table, distinct by sex and rate class.
Additionally, on each policy anniversary, the policy owner has the option to surrender the policy and apply the Cash Surrender Value to purchase a guaranteed fixed paid-up benefit without evidence of insurability. The amount of the fixed paid-up benefit will be the amount of benefit that the Cash Surrender Value can purchase at the Insured's Attained Age on the date of the transfer, but before the deduction of monthly policy charges. The Cash Value of the paid-up benefit equals the cost of the fixed paid-up benefit at the Insured's Attained Age at the time the paid-up benefit is calculated. The cost is calculated using an interest rate of 3% and the policy's guaranteed mortality table.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
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Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have
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been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. The guaranteed maximum Sales Load is equal to an annualized rate of $65 per $1,000 of Premium. For policies issued before May 1, 2011, the guaranteed maximum Sales Load decreases to 4.5% in policy year six and 1.5% in policy year 16.
Currently, the amount of the Sales Load is based on the following schedule:
Policy Year	Premium up to the Commissionable Target Premium	Premium in excess of the Commissionable Target Premium
1-5	6.5%	2.5%
6-15	4.5%	1.5%
16+	1.5%	1.5%
Commissionable Target Premium
The Commissionable Target Premium referred to above is the amount of premium Nationwide needs to recoup the cost of the initial sales expense and future maintenance costs of the policy. The Commissionable Target Premium varies by individual characteristics of the Insured. An Illustration may be obtained through a registered representative or by contacting the Service Center.
Nationwide may waive the Sales Load on the initial Premium paid into this Policy as part of a Nationwide sponsored exchange program to another policy as permitted under the securities laws and/or rules or by order of the SEC.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
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Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and Fixed Account allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records.
The surrender charge is comprised of two components: the underwriting component and the sales component.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor. The administrative target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses. The administrative target factor varies by the Total Specified Amount and the Insured's age when the policy was issued. A table showing the Administrative Target Factors can be found in Appendix C: Surrender Charge Examples.
The sales component is the lesser of the following two amounts: (1) the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all Premium payments received during the first policy year. The surrender target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target factor varies by the Insured's sex and the Insured's Issue Age. A table showing the Surrender Target Factors can be found in Appendix C: Surrender Charge Examples.
The initial Surrender Charge is the sum of the underwriting component and the surrender charge percentage. The surrender charge percentage that varies by the Insured's Issue Age, sex, underwriting class, Total Specified Amount, death benefit option, and ranges between 20% to 65% of the sales component. A table showing the applicable Surrender Charge Percentage can be found in Appendix C: Surrender Charge Examples.
Generally, surrender charges will be greater for Insureds who are older or tobacco rate type and less for Insureds who are younger and non-tobacco rate type. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. In addition, surrender charges will increase with the amount of Premium received in the first policy year, or first year after a Base Policy Specified Amount increase, up to the maximum surrender charge Nationwide is permitted by law to assess for this policy. Beyond this point, increasing the first year Premium will not impact surrender charges.
Depending on the policy year of the surrender and the Insured's age at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge, as set forth in the following table:
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Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	95.0%
3	100%	90.0%
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Base Policy Specified Amount Increases
Each increase to the Base Policy Specified Amount (referred to as segments) will have its own Surrender Charge. The Surrender Charge for each Base Policy Specified Amount segment, when added together, will equal the total Surrender Charge.
Base Policy Specified Amount Decreases
A Surrender Charge will be deducted when a requested Base Policy Specified Amount decrease removes an entire segment of coverage. Base Policy Specified Amount decreases that do not remove an entire segment of coverage, or occur as a result of a partial surrender or change in death benefit option that does not reduce the Net Amount At Risk, will not be assessed a Surrender Charge at the time of the policy change. Instead, the Surrender Charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all Surrender Charges, including any deferred Surrender Charge, will be deducted.
Surrender Charge Waiver
Nationwide will waive the surrender charge if the policy owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by Nationwide, as described in the Right to Exchange section, subject to the following:
•	the exchange and waiver are subject to new evidence of insurability and Nationwide’s underwriting approval; and
•	the policy owner has not invoked any of these Riders:
❍	Premium Waiver Rider;
❍	Waiver of Monthly Deductions Rider; or
❍	Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and on each Policy Monthaversary. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment
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earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions, on each Policy Monthaversary. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $8.00 per $1,000 of all Cash Value allocated to the Sub-Accounts for policy years 1-15, and $3.00 per $1,000 of all Cash Value allocated to the Sub-Accounts for policy years 16 and later. Currently, the amount assessed is based on the following schedule:
Cash Value	Policy Years 1 – 15	Policy Years 16+
Charge for first $250,000 of Cash Value allocated to Sub-Accounts	$8.00 per $1,000	$3.00 per $1,000
Charge for Cash Value allocated to Sub-Accounts in excess of $250,000	$3.00 per $1,000	$2.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $9 per month in all years. The maximum guaranteed charge is $9 per month in all years.
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Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
The Underwriting and Distribution Charge will be assessed for seven years for Base Policy Specified Amounts issued at ages 0-39, and five years for Base Policy Specified Amounts issued at age 40 or higher, as measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount. The following table shows the current charges assessed followed by a table showing the maximum possible charges.
Current Underwriting and Distribution Charge
Issue Age	Per $1,000 Charge for the first $250,000 of the Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-8	$ 0.08	$ 0.08
9-17	$ 0.09	$ 0.08
18-24	$ 0.10	$ 0.08
25-33	$ 0.11	$ 0.08
34-35	$ 0.12	$ 0.08
36-37	$ 0.12	$ 0.08
38-39	$ 0.13	$ 0.07
40-41	$ 0.16	$ 0.06
42-45	$ 0.17	$ 0.05
46-50	$ 0.17	$ 0.05
51-55	$ 0.18	$ 0.05
56-60	$ 0.19	$ 0.05
61-70	$ 0.20	$ 0.05
71-85	$ 0.20	$ 0.05
Guaranteed Maximum Underwriting and Distribution Charge
Issue Age	Per $1,000 Charge for the first $250,000 of Base Policy Specified Amount	Per $1,000 Charge for Base Policy Specified Amount in excess of $250,000
0-8	$ 0.08	$ 0.08
9-17	$ 0.09	$ 0.09
18-24	$ 0.10	$ 0.10
25-33	$ 0.11	$ 0.10
34-35	$ 0.12	$ 0.10
36-37	$ 0.12	$ 0.10
38-39	$ 0.13	$ 0.10
40-41	$ 0.16	$ 0.10
42-45	$ 0.17	$ 0.10
46-50	$ 0.17	$ 0.10
51-55	$ 0.18	$ 0.10
56-60	$ 0.19	$ 0.10
61-70	$ 0.20	$ 0.10
71-85	$ 0.20	$ 0.10
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently
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uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a registered representative about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance; however, the total premium based compensation will not exceed the maximum (99% of first year Premiums and 15% of renewal Premium after the first year). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.40% of the non-loaned cash value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
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Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2016, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of
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the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
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Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Note: The Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider, the Spouse Life Insurance Rider, the Extended Death Benefit Guarantee Rider, and the Waiver of Monthly Deductions Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
After Nationwide receives a request to invoke the Rider, Nationwide will adjust the policy as follows:
(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
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Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Accounts and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider ("Long-Term Care Rider")
The benefit associated with the Long-Term Care Rider is that, upon meeting certain requirements, the policy owner is paid a benefit to assist with the costs of qualified long-term care services or qualified terminal illness. This Rider may be invoked to receive monthly benefits or a lump sum benefit.
The maximum monthly benefit will be equal to the lesser of A, B, and C where:
(A)	is 2% of the Long-Term Care Rider Specified Amount at the time monthly benefits begin;
(B)	is the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month; and
(C)	is the current Long-Term Care Rider Specified Amount minus Indebtedness.
The lump sum benefit is payable only upon a qualified terminal illness as described below. Nationwide reserves the right to limit the Lump Sum Benefit to the lesser of:
(1)	25% of the Long Term-Care Rider Specified Amount;
(2)	Long-Term Care Rider Specified Amount minus Indebtedness; and
(3)	$50,000.
Availability
This Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require evidence of insurability. There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center, and Nationwide will void the Rider and refund the related charges.
Invoking the Rider
To be able to invoke this Rider for monthly benefits, the Insured must be certified by a Licensed Health Care Practitioner (as defined in Section 1861(r)(1) of the Social Security Act) as:
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(1)	being unable to perform without substantial assistance from another individual at least two of the following Activities of Daily Living (ADL) for a period of at least 90 days due to a loss of functional capacity: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair);
(2)	having a level of disability similar to the level of disability described in the ADL trigger as determined under regulations prescribed by the Secretary of the Treasury in consultation with the Secretary of Health and Human Services; or
(3)	requiring substantial supervision to protect such individual from threats to health and safety due to Severe Cognitive Impairment.
In addition, a 90-day waiting period, referred to as an "elimination period", must be satisfied before benefits are paid. The elimination period can be satisfied by any combination of days of Long-Term Care Facility stay or days of Home Health Care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Rider is in effect.
To be able to invoke this Rider for a lump sum benefit, the Insured must be diagnosed by a Licensed Health Care Practitioner with a Qualified Terminal Illness. A Qualified Terminal Illness is defined as an illness or physical condition, including a physical injury, that can reasonably be expected to result in death within 12 months. Consult a tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate upon the earliest of: payment of the maximum benefit available under the Rider, the Overloan Lapse Protection Rider is invoked, the policy matures, the policy terminates, or the Rider is terminated by the policy owner’s written request to the Service Center.
Rider Effect on Policy Values
Each Rider benefit payment will reduce the Base Policy Specified Amount by the amount of the benefit payment. Each benefit payment will also reduce the policy’s Cash Value by an amount proportional to the Base Policy Specified Amount reduction.
Long-Term Care Referral Service
If this Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a care plan. These services are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Rider Charge
A monthly Rider Charge will be deducted to compensate Nationwide for providing benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of the Rider's Net Amount At Risk and the Rider’s cost of insurance rate. The Rider’s cost of insurance rate is based on Nationwide’s expectations of the Insured meeting the qualifications for Rider benefits and will vary by the Insured's sex, Issue Age, underwriting class, and any Substandard Ratings.
The Rider Charge will be deducted proportionally from Sub-Account allocations and the Fixed Account, unless the policy owner elects Directed Monthly Deductions. Because Nationwide deducts the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
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•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right:
(1)	the request must be submitted in writing to the Service Center;
(2)	the conversion right must be exercised while both:
(a)	the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
(b)	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:
(a)	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but
(b)	no more than 100% of the Spouse Life Insurance Rider Specified Amount;
(4)	the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;
(6)	the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
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Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. If the policy Lapses while Rider benefits are being paid, the Rider benefit will be applied to purchase an equivalent guaranteed level premium, level benefit to age 65 term policy. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
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Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account, unless the policy owner elects Directed Monthly Deductions. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may designate a new Insured at any time after the Policy Date, subject to insurability and the conditions below. If this Rider is invoked, the policy charges after the change will be based on the underwriting classification and characteristics of the new Insured.
The amount of insurance coverage after the change date will be the Total Specified Amount shown on the application to change the Insured provided that (1) the policy continues to qualify as life insurance under the Code, and (2) such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages. Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first Policy Monthaversary on or next following the date the change of Insured conditions are met. The Policy Date will not change.
Change of Insured conditions:
(1)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured.
(2)	The new Insured may be required to submit satisfactory evidence of insurability.
(3)	The new Insured must satisfy Nationwide’s underwriting requirements.
(4)	The policy must be In Force and not be in a Grace Period at the time of the change.
(5)	The new Insured must have been at least age 18 on the Policy Date.
(6)	The policy owner must make written application to change the Insured to the Service Center.
(7)	This rider will terminate if benefits under the Extended Death Benefit Guarantee Rider begin. If benefits under this rider are invoked, the Extended Death Benefit Guarantee Rider will terminate.
Federal income tax consequences may result from a change in insured. For federal income tax purposes the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
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Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
•	the date the Insured dies;
•	the original Maturity Date of the base policy;
•	the date the policy Lapses;
•	the date the policy terminates for any reason; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year. In comparison, the base policy allows longer coverage for issue ages under Attained Age 70, see Lapse.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.
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The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Additional Term Insurance Rider Right to Convert Coverage
At any time while the policy and the Rider are In Force, the policy owner may convert the term life insurance associated with this Rider into an equivalent amount of Base Policy Specified Amount. Converting the term life insurance associated with this Rider may impact the overall cost of the policy as the cost of insurance charges for the term life insurance are generally lower compared to the cost of insurance charges for Base Policy Specified Amount. Conversion requests must be made in writing and submitted to the Service Center. Nationwide will not require evidence of insurability upon conversion.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider.
Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.
The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Extended Death Benefit Guarantee Rider
General Information about this Rider
This Rider is only available for election at the time of application for the policy.
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This Rider provides additional Lapse protection beyond the protection provided under the Guaranteed Policy Continuation Provision of the policy. Lapse protection is designed to provide the policy owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy owner from losing the life insurance coverage under the base policy due to adverse or unfavorable Investment Experience.
Note: Before electing this Rider, a policy owner should consult his/her registered representative to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals. The Rider charge will be incurred while the Guaranteed Policy Continuation Provision of the policy is in effect. In the event Lapse protection benefits become payable during the guaranteed policy continuation period of the base policy, the benefits provided will be greater than or equal to the benefits provided under this Rider.
If this Rider is elected, and while it remains In Force, the investment options available will be limited, see Allocation Restrictions below. In addition, interaction of this Rider with other elected Riders may result in the limitation or elimination of Rider benefits, see Interaction with Other Riders below.
If the policy owner does not meet one of the Premium testing methods described in How this Rider Operates, the policy owner will not receive any coverage or benefits afforded by this Rider. In addition, if at any time after the 10th policy year the policy owner fails the 10-Year Paid-Up testing method, that method of testing will no longer be used to determine whether Rider coverage applies.
The policy owner must make two irrevocable elections at the time of application:
(1)	the portion of the Base Policy Specified Amount the policy owner wants covered by the Rider (the "Guarantee Amount"). The Guarantee Amount must be between 50% and 100% of the Base Policy Specified Amount; and
(2)	the duration of the Rider coverage expressed in full policy years (the "Guarantee Duration"). The Guarantee Duration is subject to the following limits:
(a)	the minimum Guarantee Duration that may be elected is 20 years; and
(b)	the maximum Guarantee Duration that may be elected is equal to 120 years minus the Insured's Attained Age on the Policy Date.
Allocation Restrictions
Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, policy owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Note: Some of the Sub-Accounts invest in underlying mutual funds that are funds of funds and/or funds that are designed to help reduce a policy owner’s exposure to equity investments when equity markets are more volatile. Additionally, some of the underlying mutual funds may not be available to a particular policy owner due to the date the policy was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding availability.
The following investment options are currently permitted while this Rider is In Force:
•	the Fixed Account; and/or
•	any combination of the Sub-Accounts listed below:
•	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II
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The policy owner may instruct Nationwide to transfer allocations back and forth between the available Rider investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the Rider investment options listed above. Nationwide will not process a transfer request involving an investment option that is not currently available under the Rider; rather, the current allocation instructions will remain in effect. The policy owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider including payment of the Guarantee Amount.
How this Rider Operates
During the Guarantee Duration, Nationwide conducts tests to determine whether the Net Accumulated Premium actually paid is equal to or greater than the required Net Accumulated Premium under either the 10-Year Paid-Up Method or the Monthly Premium Method.
The Net Accumulated Premium actually paid equals the cumulative sum of all Premiums paid from the Policy Date to the date of the most recent monthly anniversary of the Policy Date, reduced by any partial surrenders, Indebtedness, and Returned Premium.
The required Net Accumulated Premium is what must be paid for the Rider coverage to apply. Under either test, the required Net Accumulated Premium represents the amount of Premium needed to offset Nationwide’s risk that the Insured may die during a period when the policy would otherwise Lapse. In addition to the policy owner’s elections under the Rider, the required Net Accumulated Premium for each test will vary, based on the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Base Policy Specified Amount, death benefit option, and any other optional benefits elected.
The policy owner may decide to pay the required Net Accumulated Premium under either method. Generally, the two methods of calculation are attributable to the different ways policy owners pay Premium. The 10-Year Paid-Up Method is generally used by policy owners who pay a larger Premium during the first 10 policy years. In contrast, the Monthly Premium Method is generally used by policy owners who pay a lower Premium over a longer period of time.
Described below is how and when Nationwide determines, under each method, whether the policy owner has paid the required Net Accumulated Premium for the Guarantee Amount to apply.
(1)	10-Year Paid-Up Method – This method determines a required Net Accumulated Premium that must be paid within a 10-year period beginning on the Policy Date, regardless of the Guarantee Duration. The required Net Accumulated Premium under this test is stated in the Policy Data Pages. The test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium stated in the Policy Data Pages.
During the first 10 policy years, this test is performed on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
This test is also performed on the first monthly anniversary of the Policy Date after the end of the 10th policy year. If the test for the 10-Year Paid-Up Method is not satisfied at that time, Lapse protection under this method is no longer available and the test will no longer be performed. If the test for the 10-Year Paid-Up Method is satisfied with the first test after the end of the 10th policy year, Nationwide will retest at the following times while the Rider remains in effect and the conditions under this method are met:
(a)	on any monthly anniversary of the Policy Date on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders;
(b)	on any date of a partial surrender or policy loan; and
(c)	on any date there is Returned Premium.
Lapse protection is no longer available and retesting will no longer be done under the 10-Year Paid-Up Method after any of the following circumstances occur:
•	failing to satisfy the 10-Year Paid-Up Method test at any time it is performed after the end of the 10th policy year;
•	the Guarantee Duration ends or this Rider is otherwise terminated;
•	increasing the Base Policy Specified Amount;
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•	changing the death benefit option; or
•	adding or increasing any Rider coverage on or after the first anniversary of the Policy Date.
If any of the circumstances above occur, the 10-Year Paid-Up Method is no longer available; however, the policy owner may still maintain the Guarantee Amount if the test under the Monthly Premium Method is satisfied.
Note: Depending on how the policy is issued, Guideline Premium/Cash Value Corridor Test or Cash Value Accumulation Test, paying Premium equal to the Net Accumulated Premium under the 10-Year Paid-Up Method may disqualify the policy as a contract for life insurance under Section 7702 of the Code. If this is the case, the policy owner can still pay Premium equal to (or in excess of) the required Net Accumulated Premium under the Monthly Premium Method. Request and carefully review illustrations of planned Rider elections, Premium payments, surrender, and/or policy loan activity before purchasing this Rider.
(2)	Monthly Premium Method – This method determines a monthly Premium amount that is stated in the Policy Data Pages. The required Net Accumulated Premium under this test is the sum of the monthly Premium amount in effect for each respective month from the Policy Date to the most recent monthly anniversary of the Policy Date. This test is satisfied if the Net Accumulated Premium paid is equal to or greater than the required Net Accumulated Premium under this method.
This test is performed on any monthly anniversary of the Policy Date during the Guarantee Duration on which the policy's Cash Surrender Value is insufficient to pay the monthly policy charges, including monthly charges for any elected Riders.
Unless this Rider is otherwise terminated, the Monthly Premium Method test will continue to be conducted for the entire Guarantee Duration. This test cannot be lost due to policy changes or failure to meet the test on any given occasion. However, the following policy changes may result in a change to the monthly Premium amount, and therefore the required Net Accumulated Premium, under this method and are subject to Nationwide’s approval:
•	increasing or decreasing the Base Policy Specified Amount;
•	adding or increasing any Rider coverage;
•	changing the death benefit option; or
•	changing the underwriting classification of the Insured.
Situations Where the Guarantee Amount may be Modified
Any changes to the policy resulting in a decrease of the Base Policy Specified Amount, including partial surrenders, will also result in a proportional reduction of the Guarantee Amount.
How the Grace Period under the Policy Operates with this Rider
If the policy enters a Grace Period (i.e., Lapse protection is not available under the Guaranteed Policy Continuation Provision of the policy or under the Rider), then additional Premium payments will be necessary to prevent Lapse. Nationwide will notify the policy owner in writing of:
(1)	the amount of Premium required to prevent the policy from Lapsing under Grace Period and Guaranteed Policy Continuation Provision; and
(2)	the amount of Premium required to increase the Net Accumulated Premium paid so that the the Monthly Premium Method test is satisfied.
Note: Generally the amount required to prevent the policy from Lapsing under the 10-Year Paid-Up Method test, if applicable, will be greater. Contact the Service Center to obtain this amount. If the 10-Year Paid-Up Method test is not satisfied at any time after the 10th policy year, that test will no longer apply.
This Rider and the policy to which it is attached will terminate unless sufficient Premium is paid within the 61-day Grace Period. This Rider cannot be reinstated after a Lapse, see Lapse.
Interaction with Other Riders
Premium Waiver Rider
If the Premium Waiver Rider was elected, the benefits provided by that Rider in the form of Premium payments will be counted as part of the Net Accumulated Premium paid for the purposes of satisfying the Monthly Premium Method and 10-Year Paid-Up Method tests subject to the following:
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•	when qualifying for the benefit under the Premium Waiver Rider, the Premium requirements of this Rider will not be reduced;
•	the benefit provided by the Premium Waiver Rider in the form of Premium payments may not be sufficient on its own to meet the Premium requirements associated with this Rider; and
•	if the benefit provided by the Premium Waiver Rider in the form of Premium payments is not sufficient to satisfy the Monthly Premium Method or 10-Year Paid-Up Method tests, the policy owner may have to pay additional Premium to meet the required Net Accumulated Premium under the tests.
Waiver of Monthly Deductions Rider
If the Waiver of Monthly Deductions Rider was elected, then upon qualifying for benefits under that Rider, the required Net Accumulated Premium for this Rider will not be waived or reduced. The benefits provided by the Waiver of Monthly Deductions Rider, in contrast to the Premium Waiver Rider, will not count towards the Net Accumulated Premium for purposes of satisfying any of the required Net Accumulated Premium tests under the Rider. Failure to make Premium payments sufficient to meet either test of required Net Accumulated Premium while the policy owner is receiving benefits under the Waiver of Monthly Deductions Rider may result in a loss of benefits under the Rider.
Acceleration of Life Insurance Death Benefit for Qualified Long Term Care Services Rider ("Long-Term Care Rider")
If the Long-Term Care Rider is elected, then upon qualifying for benefits under that Rider, the Premium requirements for the Rider will not be waived or reduced and charges for the Rider will continue to be deducted from the policy’s Cash Value. Benefits under the Long-Term Care Rider do not reduce Net Accumulated Premiums.
The benefit associated with the Long-Term Care Rider is dependent upon the Base Policy Specified Amount. If the Base Policy Specified Amount is greater than the Guarantee Amount associated with the Rider, then upon commencement of benefits under the Rider, the benefits provided by the Long-Term Care Rider will be reduced so that they continue to correspond to the Base Policy Specified Amount after the Rider is invoked.
Overloan Lapse Protection Rider
While the policy is being kept from entering a Grace Period by this Rider, the Overloan Lapse Protection Rider cannot be invoked without first requesting termination of this Rider.
Invoking the Overloan Lapse Protection Rider at any other time will result in termination of this Rider and its charge.
Riders Terminating when Benefits under this Rider Commence
Once benefits commence under this Rider and before the end of the Guarantee Duration, no changes to the base policy will be permitted, i.e., changes to Total Specified Amount and addition of other optional Riders. In addition, if required by the terms of the Extended Death Benefit Guarantee Rider, other elected Riders may terminate or may need to be terminated by the policy owner before commencing benefits under this Rider.
If another Rider is terminated by operation of this Rider, charges under terminated Riders will end. The policy owner may not reapply for the terminated Rider(s) until the expiration of the Guarantee Duration.
Termination of the Extended Death Benefit Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
(1)	the policy owner elects to terminate this Rider. Termination will be effective the next business day following receipt at the Service Center of a written request to terminate. If the policy owner elects to terminate this Rider, Nationwide may require the policy owner to return the Rider and the policy for endorsement;
(2)	the Guarantee Duration ends; or
(3)	the policy Lapses, is surrendered, or otherwise terminates.
Note: This Rider cannot be reinstated if the policy Lapses.
Extended Death Benefit Guarantee Rider Charge
A monthly charge is deducted for the coverage provided by this Rider. The charge for each Base Policy Specified Amount segment is determined, and will vary, based on the Insured's issue age, sex, underwriting classification, Guarantee Amount, and Guarantee Duration.
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The Extended Death Benefit Guarantee Rider charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Extended Death Benefit Guarantee Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
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Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
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Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider, the Extended Death Benefit Guarantee Rider, and the Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
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Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account less any surrender charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 4.50%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
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•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse; and/or
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended Death Benefit Guarantee Rider, or by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Initial Death Benefit Guarantee Period shown in the Policy Data Pages. During the Initial Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Initial Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Initial Death Benefit Guarantee Premium required is stated in the Policy Data Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Initial Death Benefit Guarantee Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Initial Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the new Monthly Initial Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Initial Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
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Duration of the Initial Death Benefit Guarantee Period
The Initial Death Benefit Guarantee Period begins when Nationwide issues the policy. The duration of the Initial Death Benefit Guarantee Period depends on the Insured's Issue Age on the Policy Date, as reflected in the following table:
Insured's Issue Age on the Policy Date:	0-69	70 or older
Duration of Guaranteed Policy Continuation Period:	the lesser of 10 policy years or to Attained Age 75	five policy years
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions;
•	during the Initial Death Benefit Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or
•	if the Extended Death Benefit Guarantee Rider is elected and the Initial Death Benefit Guarantee Period has ended, the amount of Premium that will satisfy the Rider.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Initial Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
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Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured’s death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
(1)	Mortality and Expense Risk Charge; plus
(2)	Administrative Per Policy Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
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The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
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•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
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If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(5)	if applicable, the Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider will remain in effect;
(6)	if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)	no additional Premium payments will be permitted;
(8)	no additional monthly periodic charges will be deducted;
(9)	loan interest will continue to be charged on Indebtedness; and
(10)	the policy owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
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Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
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Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, 6, 3, or 1 month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") enacted on December 22, 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 0.40% subject to any applicable exemptions.
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State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
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The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums. If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment policy. Otherwise, Nationwide will reject the requested action or refund any Premium paid in excess of the modified endowment limits.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy, based on the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
When the Policy is Life Insurance that is a Modified Endowment Contract
Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid at any time during the first 7 years exceed the amount that would have been paid if the policy provided for paid up benefits after 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent that at the time of the transaction the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.
When the Policy is Life Insurance that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.
Distributions from life insurance policies that are not modified endowment contracts generally are treated as being first from the investment in the contract, and then from the income in the policy. Because premium payments are generally nondeductible, distributions not in excess of investment in the contract are generally not includible in income; instead, they reduce the owner's investment in the contract.
However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in death benefits may still be fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. The policy owner should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
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Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the policy, then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the Cash Surrender Value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.
Section 6050Y, enacted by H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s basis in the life insurance policy is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s basis in the policy is reduced by previously imposed COI charges.
Section 6050Y also provides special tax reporting requirements surrounding the post issue sale of a life insurance policy or the transfer of a life insurance policy to a foreign person. The provision would apply to the sale of a life insurance policy or the transfer of a life insurance policy to a foreign person that occurs on or after January 1, 2018.
Section 6050Y requires the buyer of a post issue life insurance policy purchased in a reportable policy sale to report information about the purchase to the IRS and the insurance company that issued the policy. A reportable policy sale is the direct or indirect acquisition of any interest in a life insurance policy where the buyer has no substantial family, business, or financial relationship with the insured apart from the buyer’s interest in the life insurance policy. The buyer is required to provide the following information: 1) the buyer’s name, address, and taxpayer identification number ("TIN"), 2) the name, address, and TIN of the payment recipient’s in the reportable policy sale, 3) the date of the sale, 4) the name of the issuer, and 5) the amount of each payment.
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Upon receipt of the report from the buyer of a reportable policy sale or the receipt of any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is required to report the following information: 1) the name, address, and TIN of the seller or transferor to a foreign person, 2) the basis or investment of the policy within the meaning of section 72(e)(6), and 3) the policy number of the policy.
Upon later payment of the death benefit proceeds under a policy that was transferred in a reportable policy sale, the issuer of the life insurance policy is required to report the following information about the payment of the death benefit proceeds to the IRS and to the recipient: 1) name, address, and TIN of the person making the payment, 2) name, address, and TIN of the recipient of the payment, 3) the date of the payment, 4) the gross amount of the payment, 5) the payor’s estimate of the buyer’s basis in the policy.
Section 6050Y also provides that the exceptions to the transfer for value rules are not available to the transfer of any interest in a life insurance policy that is a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the transaction will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under the Internal Revenue Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a
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portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income is limited by the Internal Revenue Code, on an annual basis, to the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. While the long-term care rider issued with this life insurance policy pays a long-term care benefit that is limited to the HIPAA per diem amount (an indemnity contract), Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single insured, then the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase to the HIPAA per diem or a possible reduction in the amount. Therefore, it is highly recommended that the policy owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the Policy Owner to determine if collecting benefits while outside the United States will subject the Policy Owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes. The federal tax treatment of such distributions are governed by section 72(e)(11) which provides that the deductions will reduce the investment in the contract and will not be included in income even if the policy owner has recovered all of their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
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Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
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Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or done spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
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Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-7
Organization, Registration, and Operation
Nationwide VLI Separate Account-7 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of
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federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
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Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-7.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact
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the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Waddell & Reed, Inc.
In an action filed on April 18, 2016 in the District Court of Johnson County, Kansas, Hieu Phan and Audrey Ohman v. Ivy Investment Management Company, et al. (Case No. 16CV02338 Div. 4), the registered investment advisor affiliates of Waddell & Reed, Inc., including the advisor to the Ivy Funds Variable Insurance Portfolios, the Ivy Funds and the InvestEd Portfolios, the trustees of two of Waddell & Reed, Inc.’s affiliated mutual funds, and an officer of an affiliate of Waddell & Reed, Inc. (who plaintiffs subsequently voluntarily dismissed) were sued in a putative derivative action on behalf of the mutual funds by two alleged mutual fund shareholders alleging breach of fiduciary duty and breach of contract claims relating to investments held in the affiliated mutual funds. Waddell & Reed, Inc. is not a party to the litigation. While the defendants deny that they breached any fiduciary duties or committed a breach of the investment management agreement with the affiliated mutual funds, on January 8, 2018, the parties to the litigation reached a settlement in principle. On February 22, 2018, the parties filed a joint motion for preliminary approval of the settlement and other associated pleadings with the court. The settlement contemplates the payment of $19.9 million, recoverable to the defendants through insurance, to the affiliated mutual funds for the benefit of shareholders. The settlement is subject to final approval by the court.
Waddell & Reed, Inc. is a party to other legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-7 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
Ivy Variable Insurance Portfolios - Advantus Real Estate Securities: Class II (formerly, Ivy Variable Insurance Portfolios - Advantus Real Estate Securities)
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (formerly, Ivy Variable Insurance Portfolios - Asset Strategy)
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II (formerly, Ivy Variable Insurance Portfolios - Balanced)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Core Equity: Class II (formerly, Ivy Variable Insurance Portfolios - Core Equity)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (formerly, Ivy Variable Insurance Portfolios - Bond)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II (formerly, Ivy Variable Insurance Portfolios - Energy)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II (formerly, Ivy Variable Insurance Portfolios - Global Bond)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (formerly, Ivy Variable Insurance Portfolios - Dividend Opportunities)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
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Ivy Variable Insurance Portfolios - Global Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Global Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Government Money Market: Class II (formerly, Ivy Variable Insurance Portfolios - Government Money Market)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Ivy Variable Insurance Portfolios - Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II (formerly, Ivy Variable Insurance Portfolios - High Income)
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - International Core Equity: Class II (formerly, Ivy Variable Insurance Portfolios - International Core Equity)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (formerly, Ivy Variable Insurance Portfolios - Limited-Term Bond)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Micro Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Mid Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II (formerly, Ivy Variable Insurance Portfolios - Natural Resources)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Aggressive)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital consistent with a more aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Conservative)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
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Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility)
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Moderate)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility)
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility)
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (formerly, Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Science and Technology: Class II (formerly, Ivy Variable Insurance Portfolios - Science and Technology)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (formerly, Ivy Variable Insurance Portfolios - Small Cap Core)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
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Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (formerly, Ivy Variable Insurance Portfolios - Small Cap Growth)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II (formerly, Ivy Variable Insurance Portfolios - Value)
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
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Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium (CTP) – An amount used in the calculation of the Premium Load and total compensation we pay. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured's characteristics and the death benefit option of the policy.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account rather than proportionally. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted proportionally from the Sub-Accounts and/or Fixed Account. The Long-Term Fixed Account and amounts allocated to Enhanced Dollar Cost Averaging programs are not available for Directed Monthly Deduction election.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Accumulated Premiums – Cumulative Premiums less any partial surrenders, Indebtedness, and any Returned Premium.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
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Policy Data Page(s) – The Policy Data Page(s) contains more detailed information about the policy, some of which is unique to the policy owner, the beneficiary, and the Insured.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the policy owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
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Appendix C: Surrender Charge Examples
The information in this Appendix can be used to calculate the Surrender Charge for a policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The examples shown below utilize the tables that are provided at the end of this Appendix.
Surrender Charge Calculation
The maximum surrender charge ("SC") equals the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d). To calculate the actual surrender charge based on a surrender in a particular policy year, multiply by (e); and, if applicable, multiply by (f); where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year;
(p)	=	the surrender charge percentage in the range 20% - 65% which varies by age, sex, and risk classification from the "Surrender Charge Percentage" chart below;
(c)	=	the Base Policy Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charges" section of this prospectus; and
(f)	=	a surrender charge reduction factor applicable only to Base Policy Specified Amount increases, 0.60 in all cases.
Surrender Charge Examples
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative surrender charges shown in the "Transaction Fees" table in the "In Summary: Fee Tables" section of the prospectus. The examples utilize portions of the larger tables provided at the end of this Appendix.
The maximum Surrender Charge calculation assumes: the Insured is a female; issue age 74; standard tobacco rate class; the Base Policy Specified Amount is $100,000 (Band 2); premiums paid in the first year are $10,000; a full surrender is taken during the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($100,000 / 1,000) x 59.593 =$5,959.30	(d)	=	8.40
(b)	=	$10,000	(e)	=	100%
(p)	=	0.63	(f)		Not applicable, applies to increases only.
(c)	=	$100,000 / 1,000 =$100

(a) is less than (b), so:
SC	=	[($5,959.30 x 0.63) + ($100 x 8.40)] x 100%
	=	[$3,754.36 + $840] x 100%
	=	$4,594.36 which corresponds to $45.95 per $1,000 of Base Policy Specified Amount ($4,594.36 / $100).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 50+, =77.5%
SC	=	$4,594.36 x 77.5% =$3,560.63 which corresponds to $35.61 per $1,000 of Base Policy Specified Amount ($3,560.63 / $100).
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The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 0; standard non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $2,000; a full surrender is taken during the tenth policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 1.316 =$658.00	(d)	=	4.00
(b)	=	$2,000	(e)	=	10%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[($658.00 x 0.65) + ($500 x 4.00)] x 10%
	=	[$427.70 + $2,000] x 10%
	=	$242.77 which corresponds to $0.49 per $1,000 of Base Policy Specified Amount ($242.77 / $500).
The representative Surrender Charge calculation assumes: the Insured is a male; issue age 35; preferred non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $7,000; and a complete surrender of the policy in the first policy year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 7.38 =$3,690	(d)	=	4.50
(b)	=	$7,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500

(a) is less than (b), so:
SC	=	[($3,690 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,398.50 + $2,250] x 100%
	=	$4,648.50 which corresponds to $9.30 per $1,000 of Base Policy Specified Amount ($4,648.50 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-49, =87.5%
SC	=	$4,648.50 x 87.5% =$4,067.44 which corresponds to $8.14 per $1,000 of Base Policy Specified Amount ($4,067.44 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Specified amount and each increase. For this example assume the Insured is a male; issue age 35; standard non-tobacco rate class; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $6,000; the Policy Date is January 1, 2005; and the policy is completely surrendered in the first year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($500,000 / 1,000) x 7.825 =$3,912.50	(d)	=	4.50
(b)	=	$6,000	(e)	=	100%
(p)	=	0.65	(f)		Not applicable, applies to increases only.
(c)	=	$500,000 / 1,000 =$500
75

(a) is less than (b), so:
SC	=	[($3,912.50 x 0.65) + ($500 x 4.50)] x 100%
	=	[$2,543.13+ $2,250] x 100%
	=	$4,793.13 which corresponds to $9.59 per $1,000 of Base Policy Specified Amount ($4,793.13 / $500).
Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 (Band 4) is requested and becomes effective in the second policy year, on July 1, 2006. Note: the Attained Age of the Insured at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Band 4 is applicable because the total Base Policy Specified Amount $600,000 is used to determine the Band. The first year premium paid applicable to the increase is $1,000. To calculate the maximum Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)] x (f)
(a)	=	($100,000 / 1,000) x 8.224 =$822.40	(d)	=	4.55
(b)	=	$1,000	(e)	=	100%
(p)	=	0.65	(f)	=	0.60
(c)	=	$100,000 / 1,000 =$100

(a) is less than (b), so:
SC	=	[($822.40 x 0.65) + ($100 x 4.55)] x 100%] x 0.60
	=	[$534.56 + $455.00] x 100%] x 0.60%
	=	$989.56 x 0.60
	=	$593.74 which corresponds to $5.94 per $1,000 of Base Policy Specified Amount ($593.74 / $100).
Now assume the policy is completely surrendered in the sixth policy year on March 1, 2010.
For the $500,000 initial Base Policy Specified Amount, (e), issue age 0-49, =80.0%, the applicable Surrender Charge is:
SC	=	$4,793.13 x 80.0% = $3,834.50 which corresponds to $7.67 per $1,000 of Base Policy Specified Amount ($3,834.50 / $500).
For the $100,000 Base Policy Specified Amount increase, (e), issue age 0-49, =95.0%. Note: that even though the policy is being surrendered in the sixth year, more than three and less than four full years have passed since the date of the increase, so the fourth year surrender charge reduction percentage applies to that portion of the Base Policy Specified Amount.) The applicable Surrender Charge is:
SC	=	$593.74 x 95.0% =$564.05 which corresponds to $5.65 per $1,000 of Base Policy Specified Amount ($564.05 / $100).
The combined surrender charge for a complete surrender of the policy in the sixth year is equal to:
SC	=	$3,834.50 + $564.05 =$4,398.55 which corresponds to $7.34 per $1,000 of Base Policy Specified Amount ($4,398.55 / $600).
Tables used to Calculate the Examples
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of a Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
1	100%	100%
2	100%	95.0%
76

Policy year calculated from the Policy Date or effective date of a Base Policy Specified Amount Increase*:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-49	Issue Ages 50+
3	100%	90.0%
4	95.0%	85.0%
5	87.5%	77.5%
6	80.0%	70.0%
7	72.5%	60.0%
8	65.0%	50.0%
9	57.5%	40.0%
10	50.0%	30.0%
11	40.0%	20.0%
12	30.0%	10.0%
13	20.0%	0%
14	10.0%	0%
15 and thereafter	0%	0%
Surrender Target Factor
Male Insureds
Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
0	1.673	N/A	N/A	N/A	N/A
1	1.717	N/A	N/A	N/A	N/A
2	1.780	N/A	N/A	N/A	N/A
3	1.854	N/A	N/A	N/A	N/A
4	1.939	N/A	N/A	N/A	N/A
5	2.029	N/A	N/A	N/A	N/A
6	2.126	N/A	N/A	N/A	N/A
7	2.227	N/A	N/A	N/A	N/A
8	2.334	N/A	N/A	N/A	N/A
9	2.446	N/A	N/A	N/A	N/A
10	2.564	N/A	N/A	N/A	N/A
11	2.689	N/A	N/A	N/A	N/A
12	2.820	N/A	N/A	N/A	N/A
13	2.953	N/A	N/A	N/A	N/A
14	3.092	N/A	N/A	N/A	N/A
15	3.236	N/A	N/A	N/A	N/A
16	3.380	N/A	N/A	N/A	N/A
17	3.526	N/A	N/A	N/A	N/A
18	3.674	3.465	3.340	4.175	3.966
19	3.827	3.610	3.479	4.349	4.132
20	3.987	3.761	3.625	4.531	4.304
21	4.156	3.920	3.778	4.723	4.487
22	4.334	4.088	3.940	4.925	4.679
23	4.522	4.265	4.111	5.139	4.882
24	4.720	4.452	4.291	5.364	5.096
25	4.930	4.650	4.482	5.602	5.322
26	5.151	4.858	4.682	5.853	5.560
27	5.382	5.076	4.893	6.116	5.810
28	5.626	5.306	5.114	6.393	6.073
29	5.884	5.549	5.349	6.686	6.352
30	6.159	5.809	5.599	6.999	6.649
31	6.452	6.086	5.866	7.332	6.965
32	6.765	6.380	6.150	7.687	7.303
33	7.097	6.694	6.452	8.065	7.662
77

Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
34	7.450	7.027	6.773	8.466	8.043
35	7.825	7.380	7.114	8.892	8.447
36	8.224	7.756	7.476	9.345	8.878
37	8.644	8.153	7.858	9.823	9.332
38	9.091	8.575	8.265	10.331	9.814
39	9.564	9.020	8.694	10.868	10.325
40	10.064	9.492	9.149	11.436	10.864
41	10.593	9.992	9.630	12.038	11.436
42	11.154	10.520	10.140	12.675	12.041
43	11.745	11.078	10.678	13.347	12.680
44	12.371	11.668	11.246	14.058	13.355
45	13.029	12.289	11.845	14.806	14.066
46	13.724	12.944	12.476	15.595	14.815
47	14.458	13.637	13.144	16.430	15.609
48	15.235	14.370	13.850	17.313	16.447
49	16.066	15.153	14.606	18.257	17.344
50	16.954	15.991	15.413	19.266	18.303
51	17.903	16.886	16.275	20.344	19.327
52	18.916	17.841	17.196	21.495	20.420
53	19.993	18.857	18.175	22.719	21.583
54	21.137	19.936	19.215	24.019	22.818
55	22.350	21.080	20.318	25.398	24.128
56	23.633	22.290	21.485	26.856	25.513
57	24.993	23.573	22.721	28.401	26.981
58	26.435	24.933	24.032	30.040	28.538
59	27.980	26.391	25.437	31.796	30.206
60	29.637	27.953	26.942	33.678	31.994
61	31.407	29.623	28.552	35.690	33.906
62	33.292	31.401	30.266	37.832	35.940
63	35.291	33.285	32.082	40.103	38.098
64	37.407	35.282	34.006	42.508	40.383
65	39.654	37.401	36.049	45.061	42.808
66	42.044	39.655	38.222	47.777	45.388
67	44.601	42.067	40.546	50.683	48.149
68	47.355	44.664	43.050	53.812	51.121
69	50.326	47.467	45.751	57.189	54.330
70	53.553	50.510	48.685	60.856	57.813
71	57.052	53.811	51.866	64.832	61.590
72	60.850	57.393	55.318	69.148	65.691
73	64.922	61.233	59.020	73.775	70.086
74	69.310	65.372	63.009	78.761	74.823
75	74.065	69.857	67.332	84.165	79.957
76	79.229	N/A	N/A	90.033	N/A
77	84.854	N/A	N/A	96.425	N/A
78	90.966	N/A	N/A	103.370	N/A
79	97.574	N/A	N/A	110.879	N/A
80	104.679	N/A	N/A	118.953	N/A
81	112.323	N/A	N/A	127.640	N/A
82	120.494	N/A	N/A	136.925	N/A
83	129.291	N/A	N/A	146.922	N/A
84	138.796	N/A	N/A	157.723	N/A
85	149.046	N/A	N/A	169.370	N/A
78

Surrender Target Factor
Female Insureds
Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
0	1.316	N/A	N/A	N/A	N/A
1	1.375	N/A	N/A	N/A	N/A
2	1.429	N/A	N/A	N/A	N/A
3	1.491	N/A	N/A	N/A	N/A
4	1.558	N/A	N/A	N/A	N/A
5	1.631	N/A	N/A	N/A	N/A
6	1.706	N/A	N/A	N/A	N/A
7	1.787	N/A	N/A	N/A	N/A
8	1.870	N/A	N/A	N/A	N/A
9	1.958	N/A	N/A	N/A	N/A
10	2.050	N/A	N/A	N/A	N/A
11	2.147	N/A	N/A	N/A	N/A
12	2.249	N/A	N/A	N/A	N/A
13	2.355	N/A	N/A	N/A	N/A
14	2.464	N/A	N/A	N/A	N/A
15	2.579	N/A	N/A	N/A	N/A
16	2.699	N/A	N/A	N/A	N/A
17	2.823	N/A	N/A	N/A	N/A
18	2.954	2.786	2.686	3.357	3.189
19	3.091	2.916	2.810	3.513	3.337
20	3.235	3.051	2.941	3.676	3.492
21	3.385	3.193	3.078	3.847	3.655
22	3.545	3.343	3.222	4.028	3.827
23	3.712	3.501	3.374	4.218	4.007
24	3.890	3.669	3.536	4.420	4.199
25	4.075	3.844	3.705	4.631	4.399
26	4.272	4.030	3.884	4.855	4.612
27	4.479	4.225	4.072	5.090	4.836
28	4.697	4.430	4.270	5.337	5.070
29	4.925	4.646	4.478	5.597	5.317
30	5.166	4.873	4.697	5.871	5.577
31	5.422	5.114	4.929	6.161	5.853
32	5.690	5.367	5.173	6.466	6.143
33	5.973	5.633	5.430	6.787	6.448
34	6.271	5.915	5.701	7.126	6.770
35	6.584	6.210	5.986	7.482	7.108
36	6.914	6.521	6.286	7.857	7.464
37	7.261	6.848	6.601	8.251	7.838
38	7.627	7.194	6.934	8.667	8.234
39	8.014	7.559	7.286	9.107	8.652
40	8.424	7.946	7.658	9.573	9.094
41	8.858	8.355	8.053	10.066	9.563
42	9.317	8.788	8.470	10.588	10.059
43	9.803	9.246	8.912	11.140	10.583
44	10.318	9.732	9.380	11.725	11.139
45	10.862	10.245	9.874	12.343	11.726
46	11.437	10.788	10.398	12.997	12.347
47	12.045	11.361	10.950	13.688	13.004
48	12.686	11.965	11.533	14.416	13.695
49	13.363	12.604	12.148	15.185	14.426
50	14.076	13.276	12.796	15.995	15.195
51	14.828	13.986	13.480	16.850	16.008
79

Issue Age	Standard Non-tobacco	Preferred Non-tobacco	Preferred Plus Non-tobacco	Standard Tobacco	Preferred Tobacco
52	15.620	14.733	14.200	17.750	16.863
53	16.454	15.519	14.958	18.698	17.763
54	17.332	16.348	15.757	19.696	18.711
55	18.259	17.222	16.599	20.749	19.712
56	19.236	18.143	17.487	21.859	20.766
57	20.265	19.113	18.422	23.028	21.877
58	21.350	20.137	19.409	24.261	23.048
59	22.495	21.216	20.450	25.562	24.284
60	23.707	22.360	21.552	26.940	25.593
61	24.994	23.574	22.722	28.402	26.982
62	26.361	24.863	23.965	29.956	28.458
63	27.816	26.235	25.287	31.609	30.029
64	29.367	27.699	26.698	33.372	31.703
65	31.024	29.261	28.203	35.254	33.491
66	32.793	30.930	29.812	37.265	35.402
67	34.687	32.716	31.534	39.417	37.446
68	36.716	34.630	33.378	41.723	39.637
69	38.892	36.683	35.357	44.196	41.986
70	41.229	38.886	37.481	46.851	44.508
71	43.739	41.253	39.762	49.703	47.218
72	46.433	43.795	42.212	52.765	50.127
73	49.328	46.525	44.843	56.054	53.251
74	52.422	49.462	47.674	59.593	56.613
75	55.798	52.628	50.726	63.407	60.237
76	59.424	N/A	N/A	67.527	N/A
77	63.348	N/A	N/A	71.986	N/A
78	67.606	N/A	N/A	76.825	N/A
79	72.238	N/A	N/A	82.089	N/A
80	77.295	N/A	N/A	87.835	N/A
81	82.836	N/A	N/A	94.132	N/A
82	88.784	N/A	N/A	100.891	N/A
83	95.157	N/A	N/A	108.133	N/A
84	102.064	N/A	N/A	115.982	N/A
85	109.558	N/A	N/A	124.498	N/A
80

"Bands" as used in the Administrative Target Factor table below corresponds to particular ranges of Base Policy Specified Amount: Band 2 = Base Policy Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Base Policy Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Base Policy Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Base Policy Specified Amounts equal to or greater than $1,000,000.
Administrative Target Factor
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
Issue Age	Band 2	Band 3	Band 4	Band 5
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00
81

Surrender Charge Percentage
Issue Age	Male	Female
0	65.0%	65.0%
1	65.0%	65.0%
2	65.0%	65.0%
3	65.0%	65.0%
4	65.0%	65.0%
5	65.0%	65.0%
6	65.0%	65.0%
7	65.0%	65.0%
8	65.0%	65.0%
9	65.0%	65.0%
10	65.0%	65.0%
11	65.0%	65.0%
12	65.0%	65.0%
13	65.0%	65.0%
14	65.0%	65.0%
15	65.0%	65.0%
16	65.0%	65.0%
17	65.0%	65.0%
18	65.0%	65.0%
19	65.0%	65.0%
20	65.0%	65.0%
21	65.0%	65.0%
22	65.0%	65.0%
23	65.0%	65.0%
24	65.0%	65.0%
25	65.0%	65.0%
26	65.0%	65.0%
27	65.0%	65.0%
28	65.0%	65.0%
Issue Age	Male	Female
29	65.0%	65.0%
30	65.0%	65.0%
31	65.0%	65.0%
32	65.0%	65.0%
33	65.0%	65.0%
34	65.0%	65.0%
35	65.0%	65.0%
36	65.0%	65.0%
37	65.0%	65.0%
38	65.0%	65.0%
39	65.0%	65.0%
40	65.0%	65.0%
41	65.0%	65.0%
42	65.0%	65.0%
43	65.0%	65.0%
44	65.0%	65.0%
45	65.0%	65.0%
46	65.0%	65.0%
47	65.0%	65.0%
48	65.0%	65.0%
49	65.0%	65.0%
50	65.0%	65.0%
51	65.0%	65.0%
52	65.0%	65.0%
53	65.0%	65.0%
54	65.0%	65.0%
55	65.0%	65.0%
56	65.0%	65.0%
57	65.0%	65.0%
Issue Age	Male	Female
58	65.0%	65.0%
59	65.0%	65.0%
60	65.0%	65.0%
61	65.0%	65.0%
62	65.0%	65.0%
63	65.0%	65.0%
64	65.0%	65.0%
65	65.0%	65.0%
66	65.0%	65.0%
67	65.0%	65.0%
68	65.0%	65.0%
69	65.0%	65.0%
70	62.0%	65.0%
71	58.0%	65.0%
72	54.0%	65.0%
73	50.0%	65.0%
74	47.0%	63.0%
75	43.0%	59.0%
76	40.0%	55.0%
77	37.0%	51.0%
78	35.0%	48.0%
79	32.0%	44.0%
80	30.0%	41.0%
81	27.0%	38.0%
82	25.0%	35.0%
83	23.0%	33.0%
84	21.0%	30.0%
85	20.0%	28.0%
82

Appendix D: The Adjusted Sales Load Life Insurance Rider
The Adjusted Sales Load Life Insurance Rider is no longer available for election for applications signed after January 8, 2010. The information in this Appendix is applicable only if the policy was issued with the Adjusted Sales Load Life Insurance Rider.
The following table describes the periodic charges applicable to the Adjusted Sales Load Life Insurance Rider.
Periodic Charges For Riders
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Adjusted Sales Load Life Insurance Rider Charge	Monthly	Maximum for each 1% of Premium Load replaced:$0.14 for each $1,000 of aggregate Premiums	Currently:$0.14 for each $1,000 of aggregate Premiums
The following disclosure describes the benefits, charges and operation of the Adjusted Sales Load Life Insurance Rider.
The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of all or a portion of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. The policy owner may elect the number of years (from one to seven) where Premium Load would be replaced. Premium Load will be assessed on any amount that is not elected to be replaced by the Rider.
Rider Availability
This Rider is only available to purchase at the time of application.To better understand the benefits of this Rider, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.
Adjusted Sales Load Rider Charge
A monthly Adjusted Sales Load Life Insurance Rider Charge is assessed to compensate Nationwide for the sales and premium tax expenses that it will not collect in the form of Premium Load. The aggregate monthly Rider charges will be greater than the amount Nationwide would have deducted as Premium Load. The monthly charge is the product of the policy's aggregate monthly Premiums since the Policy Date, the portion of Premium Load elected to be replaced (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment made will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for nine policy years, plus the number of years (from one to seven) that the Premium Load is to be replaced (with a maximum Rider charge period of 15 years). However, if a policy owner stops making Premium payments during that one to seven-year period, the Rider charge will only be assessed for nine policy years, plus the number of years where Premium payments were actually received.
For example, upon election, the policy owner anticipated making Premium payments for five years. Therefore, the policy owner could expect to have the Rider charge assessed for 14 years (nine years plus five years). However, the policy owner actually makes the last Premium payment in policy year three, and does not make any additional Premium payments. Since the policy owner did not get full "use" of the Rider (the policy owner received three years worth of Premium Load replacement), Nationwide will only assess the Rider charge for 12 policy years (nine years plus the three years' worth of benefit received).
83

If the policy terminates within the first 10 policy years, Nationwide will deduct from the Cash Surrender Value an amount to compensate it for the Premium Load waived, but not recovered, as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.
Policy Year	Percentage
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9	20%
10	10%
11 and Later	0%
For example, the policy owner elected to replace the Premium Load for seven years. During the fifth policy year, the policy owner terminates the policy. During the five years the policy was In Force, $10,000 of Premium was paid. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, Nationwide will deduct $240 (60% of $400) from the Cash Surrender Value.
The Adjusted Sales Load Life Insurance Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account, unless the policy owner elects Directed Monthly Deductions. Because the charge for this benefit is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
84

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-866-221-1100
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2836
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy. Information about Nationwide Life Insurance Company and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
Investment Company Act of 1940 Registration File No. 811-21610
Securities Act of 1933 Registration File No. 333-146649

Nationwide YourLife® Protection VUL – New York
Waddell & Reed Protection VUL – New York
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2018 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2018.

General Information and History
Nationwide VLI Separate Account-7 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Nationwide VLI Separate Account-7
Nationwide VLI Separate Account-7 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum (99% of first year Premiums, 22% of second year Premiums, 20% of third year Premiums, 10% of fourth year Premiums, and 3% of renewal Premium after the fourth year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Waddell & Reed, Inc.
The policies are distributed by Waddell & Reed, Inc., located at 6300 Lamar Ave., Overland Park, KS 66202. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by Waddell & Reed, Inc. will not exceed maximum (99% of first year Premiums and 15% of renewal Premium after the first year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.40% of the non-loaned Cash Value per year.
No underwriting commissions were paid to Waddell & Reed, Inc. for each of this Variable Account's last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree
2

to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 3.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-7 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-7. The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 2001 Commissioners’ Standard Ordinary Mortality Table, Age Nearest Birthday (2001 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, Nationwide may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
3

Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including Nationwide employees and their family members).
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals
4

and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. The Cash Value Accumulation Test was unavailable for policies issued between May 1, 2010 and May 1, 2011.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of the Insured	Applicable Percentage
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
Attained Age of the Insured	Applicable Percentage
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
Attained Age of the Insured	Applicable Percentage
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
5

Attained Age of the Insured	Applicable Percentage
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
Attained Age of the Insured	Applicable Percentage
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
Attained Age of the Insured	Applicable Percentage
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	100%
96	100%
97	100%
98	100%
99-120	100%
Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2001 CSO mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male preferred non-tobacco issue age 55.
Policy Year	Percentage of Cash Value
1	244%
2	237%
3	230%
4	223%
5	216%
6	210%
7	204%
8	199%
9	193%
10	188%
11	183%
12	179%
13	174%
14	170%
15	166%
Policy Year	Percentage of Cash Value
16	162%
17	158%
18	155%
19	151%
20	148%
21	145%
22	142%
23	139%
24	137%
25	134%
26	132%
27	129%
28	127%
29	125%
30	124%
31	122%
Policy Year	Percentage of Cash Value
32	120%
33	119%
34	117%
35	116%
36	115%
37	114%
38	113%
39	112%
40	111%
41	110%
42	109%
43	107%
44	106%
45	103%
46+	100%
6

NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Dimensional Fund Advisors Inc. VA Inflation-Protected Securities Portfolio (DFVIPS)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	December 22, 2016 to December 31, 2016 and the year ended December 31, 2017
Deutsche Asset & Wealth Management Global Income Builder VIP - Class A (DSGIBA)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 7, 2016 to December 31, 2016 and the year ended December 31, 2017
Lord Abbett Funds Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	September 9, 2016 to December 31, 2016 and the year ended December 31, 2017
Putnam Investments VT Growth Opportunities Fund: Class IB (PVGOB)

	Statement of Operations	Year ended December 31, 2017

	Statements of Changes in Contract Owners’ Equity	November 18, 2016 to December 31, 2016 and the year ended December 31, 2017
Blackrock Funds Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

	Statement of Operations	January 17, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	January 17, 2017 to December 31, 2017
Dimensional Fund Advisors Inc. DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)

	Statement of Operations	December 22, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	December 22, 2017 to December 31, 2017
Fidelity Investments VIP Real Estate Portfolio: Service Class (FRESS)

	Statement of Operations	October 20, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	October 20, 2017 to December 31, 2017
Janus Henderson Investors Enterprise Portfolio: Institutional Shares (JAEI)

	Statement of Operations	June 8, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	June 8, 2017 to December 31, 2017
Waddell & Reed, Inc. Variable Insurance Portfolios - Money Market (WRMMP)

	Statement of Changes in Contract Owners’ Equity	April 6, 2016 to December 31, 2016

Waddell & Reed, Inc. Variable Insurance Portfolios - Core Equity (WRCEP)

Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016
Waddell & Reed, Inc. Variable Insurance Portfolios - Growth (WRGP)

Statement of Changes in Contract Owners’ Equity	Year ended December 31, 2016
Putnam Investments VT Equity Income Fund: Class IB (PVEIB)

Statement of Operations	May 12, 2017 to December 31, 2017

Statement of Changes in Contract Owners’ Equity	May 12, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Mid Cap Value Fund - Class I (ACVMV1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Global Bond Portfolio (DFVGB)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

JANUS HENDERSON INVESTORS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Initial Class (MNDIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2017

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
7,668 shares (cost $88,544)	$100,217
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
124,057 shares (cost $2,485,586)	2,689,551
VP Inflation Protection Fund - Class I (ACVIP1)
38,726 shares (cost $393,515)	396,170
VP Inflation Protection Fund - Class II (ACVIP2)
126,076 shares (cost $1,316,400)	1,287,238
VP Mid Cap Value Fund - Class I (ACVMV1)
181,790 shares (cost $3,419,051)	4,135,720
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
9,866 shares (cost $72,921)	72,813
Global Allocation V.I. Fund - Class I (BRVGA1)
75,503 shares (cost $1,249,722)	1,303,175
Global Allocation V.I. Fund - Class II (MLVGA2)
210,750 shares (cost $3,466,731)	3,627,006
VIP Small Cap Value Series: Service Class (DWVSVS)
6,782 shares (cost $259,718)	288,373
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)
5,261 shares (cost $67,292)	67,344
VA Global Bond Portfolio (DFVGB)
13,717 shares (cost $148,278)	145,815
VA Inflation-Protected Securities Portfolio (DFVIPS)
20,460 shares (cost $205,912)	204,192
VA International Small Portfolio (DFVIS)
11,132 shares (cost $137,070)	156,519
VA International Value Portfolio (DFVIV)
24,531 shares (cost $295,211)	335,091
VA Short-Term Fixed Portfolio (DFVSTF)
4,120 shares (cost $42,112)	41,855
VA U.S. Large Value Portfolio (DFVULV)
18,747 shares (cost $439,301)	504,680
VA U.S. Targeted Value Portfolio (DFVUTV)
7,833 shares (cost $144,605)	154,222
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
192,803 shares (cost $3,018,965)	3,879,206
Stock Index Fund, Inc. - Initial Shares (DSIF)
102,188 shares (cost $4,169,096)	5,465,001
Appreciation Portfolio - Initial Shares (DCAP)
42,709 shares (cost $1,809,915)	1,909,530
Global Income Builder VIP - Class A (DSGIBA)
6,066 shares (cost $151,086)	161,111
Quality Bond Fund II - Primary Shares (FQB)
103,064 shares (cost $1,160,927)	1,138,857
VIP Real Estate Portfolio: Service Class (FRESS)
5,468 shares (cost $106,138)	105,917
VIP Energy Portfolio - Service Class 2 (FNRS2)
191,396 shares (cost $3,844,616)	3,780,069
VIP Equity-Income Portfolio - Service Class (FEIS)
235,990 shares (cost $5,037,679)	5,609,471
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
63,246 shares (cost $717,374)	848,129
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
226,240 shares (cost $2,801,736)	3,165,099
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
317,511 shares (cost $3,833,083)	4,648,364
VIP Growth Portfolio - Service Class (FGS)
70,956 shares (cost $4,279,082)	5,233,706

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
346,971 shares (cost $4,423,248)	$4,392,653
VIP Mid Cap Portfolio - Service Class (FMCS)
229,704 shares (cost $7,530,536)	8,866,563
VIP Overseas Portfolio - Service Class (FOS)
111,328 shares (cost $2,233,033)	2,534,937
VIP Value Strategies Portfolio - Service Class (FVSS)
12,258 shares (cost $182,715)	174,437
Franklin Income Securities Fund - Class 2 (FTVIS2)
169,191 shares (cost $2,602,261)	2,735,813
Rising Dividends Securities Fund - Class 1 (FTVRDI)
94,350 shares (cost $2,315,490)	2,755,950
Small Cap Value Securities Fund - Class 1 (FTVSVI)
258,399 shares (cost $4,733,793)	5,279,085
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
162,943 shares (cost $1,420,007)	1,666,903
Templeton Foreign Securities Fund - Class 2 (TIF2)
147,016 shares (cost $2,347,298)	2,274,345
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
169,199 shares (cost $2,912,066)	2,793,467
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
184,644 shares (cost $1,306,621)	1,364,523
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
20,099 shares (cost $316,085)	336,049
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
8,113 shares (cost $57,281)	60,363
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
75,260 shares (cost $1,224,933)	1,291,464
VI American Franchise Fund - Series I Shares (ACEG)
10,466 shares (cost $576,799)	659,075
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
4,432 shares (cost $58,432)	63,866
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
181,291 shares (cost $843,164)	1,018,856
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
188,480 shares (cost $2,110,777)	2,131,706
Enterprise Portfolio: Institutional Shares (JAEI)
1,864 shares (cost $126,988)	131,725
Forty Portfolio: Service Shares (JACAS)
66,031 shares (cost $2,256,137)	2,498,631
Global Technology Portfolio: Service Shares (JAGTS)
226,087 shares (cost $2,277,472)	2,613,570
Overseas Portfolio: Service Shares (JAIGS)
84,850 shares (cost $2,175,703)	2,608,283
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
13,658 shares (cost $231,532)	227,548
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
148,128 shares (cost $2,415,001)	2,755,179
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
27,026 shares (cost $656,726)	763,488
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
27,901 shares (cost $460,935)	560,808
Value Series - Initial Class (MVFIC)
513,690 shares (cost $9,008,945)	10,746,399
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
129,366 shares (cost $2,979,430)	3,596,384
Core Plus Fixed Income Portfolio - Class I (MSVFI)
45,379 shares (cost $478,697)	498,262
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
3,857 shares (cost $41,293)	44,854
NVIT Investor Destinations Managed Growth Class I (IDPG)
4,157 shares (cost $46,595)	49,970
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
7,729 shares (cost $81,116)	85,555

NVIT Cardinal Managed Growth Class I (NCPG)
20,318 shares (cost $220,330)	$229,798
NVIT Bond Index Fund Class I (NVBX)
39,660 shares (cost $421,417)	412,859
NVIT International Index Fund Class I (NVIX)
38,458 shares (cost $347,761)	399,196
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
353,230 shares (cost $5,663,343)	5,941,336
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
297,728 shares (cost $6,744,694)	7,895,747
American Funds NVIT Bond Fund - Class II (GVABD2)
57,689 shares (cost $665,738)	663,422
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
108,706 shares (cost $3,091,697)	3,445,975
American Funds NVIT Growth Fund - Class II (GVAGR2)
55,966 shares (cost $3,981,562)	4,912,660
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
32,493 shares (cost $1,477,889)	1,818,656
Federated NVIT High Income Bond Fund - Class I (HIBF)
237,878 shares (cost $1,607,494)	1,567,617
NVIT Emerging Markets Fund - Class I (GEM)
317,280 shares (cost $3,562,329)	4,340,389
NVIT International Equity Fund - Class I (GIG)
71,865 shares (cost $749,675)	848,722
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
33,144 shares (cost $277,489)	388,115
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
128,085 shares (cost $1,237,315)	1,512,688
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
274,123 shares (cost $3,337,681)	3,859,646
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
424,320 shares (cost $4,313,129)	4,345,036
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
167,734 shares (cost $1,908,050)	1,908,809
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
408,042 shares (cost $4,619,182)	4,496,626
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
71,130 shares (cost $741,499)	722,677
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
637,346 shares (cost $7,146,054)	7,055,422
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,647,213 shares (cost $16,849,665)	16,175,632
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
41,054 shares (cost $459,435)	447,082
NVIT Core Bond Fund - Class I (NVCBD1)
75,136 shares (cost $828,105)	811,469
NVIT Core Plus Bond Fund - Class I (NVLCP1)
63,434 shares (cost $723,938)	714,262
NVIT Nationwide Fund - Class I (TRF)
154,330 shares (cost $1,540,855)	2,949,256
NVIT Government Bond Fund - Class I (GBF)
276,595 shares (cost $3,113,181)	2,962,332
NVIT International Index Fund - Class II (GVIX2)
57,536 shares (cost $549,928)	596,646
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
690,705 shares (cost $7,658,949)	9,393,585
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
41,384 shares (cost $643,742)	666,690
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
28,626 shares (cost $489,496)	531,587
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
75,380 shares (cost $788,855)	759,826
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
1,889,730 shares (cost $21,368,976)	24,604,285

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,236,135 shares (cost $37,873,937)	$45,661,868
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
132,486 shares (cost $1,473,084)	1,506,365
NVIT Mid Cap Index Fund - Class I (MCIF)
182,508 shares (cost $4,291,014)	4,748,867
NVIT Money Market Fund - Class I (SAM)
5,393,698 shares (cost $5,393,698)	5,393,698
NVIT Money Market Fund - Class V (SAM5)
2,045,711 shares (cost $2,045,711)	2,045,711
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
199,348 shares (cost $2,308,300)	2,398,157
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
131,384 shares (cost $1,417,111)	1,516,172
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
384,493 shares (cost $4,384,215)	5,232,947
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
198,563 shares (cost $2,116,785)	2,156,396
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
308,064 shares (cost $3,545,778)	3,789,185
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
8,188 shares (cost $86,880)	92,522
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
306,728 shares (cost $3,413,131)	3,481,362
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
64,482 shares (cost $1,147,982)	1,245,144
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
98,566 shares (cost $1,406,853)	1,512,006
NVIT Multi-Manager Small Company Fund - Class I (SCF)
111,167 shares (cost $2,235,306)	2,516,815
NVIT Multi-Sector Bond Fund - Class I (MSBF)
252,926 shares (cost $2,333,067)	2,342,097
NVIT Short Term Bond Fund - Class I (NVSTB1)
10,007 shares (cost $104,021)	102,874
NVIT Short Term Bond Fund - Class II (NVSTB2)
82,378 shares (cost $857,548)	842,726
NVIT Large Cap Growth Fund - Class I (NVOLG1)
870,522 shares (cost $15,453,604)	17,131,874
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
79,985 shares (cost $1,039,236)	1,081,392
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
22,128 shares (cost $340,735)	355,381
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
23,544 shares (cost $416,330)	435,573
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
15,346 shares (cost $154,082)	154,071
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
160,301 shares (cost $2,061,357)	2,079,105
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
96,718 shares (cost $1,312,804)	1,355,012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
27,099 shares (cost $312,849)	306,222
Templeton NVIT International Value Fund - Class III (NVTIV3)
172,299 shares (cost $2,096,538)	2,201,978
Invesco NVIT Comstock Value Fund - Class I (EIF)
192,618 shares (cost $2,375,603)	3,871,613
NVIT Real Estate Fund - Class I (NVRE1)
612,521 shares (cost $4,616,120)	3,956,885
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
4,834 shares (cost $53,918)	62,310
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
25,700 shares (cost $303,269)	326,907
NVIT Small Cap Index Fund Class II (NVSIX2)
48,634 shares (cost $608,476)	658,019

NVIT S&P 500 Index Fund Class I (GVEX1)
364,138 shares (cost $5,833,167)	$6,386,978
Short Duration Bond Portfolio - I Class Shares (AMTB)
117,567 shares (cost $1,234,193)	1,229,755
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
10,777 shares (cost $239,036)	277,734
Socially Responsive Portfolio - I Class Shares (AMSRS)
32,870 shares (cost $639,078)	841,794
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
18,602 shares (cost $214,247)	227,693
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
10,974 shares (cost $123,533)	137,611
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
12,189 shares (cost $140,852)	153,944
Global Securities Fund/VA - Non-Service Shares (OVGS)
100,994 shares (cost $4,026,634)	4,789,158
International Growth Fund/VA - Non-Service Shares (OVIG)
571,936 shares (cost $1,329,707)	1,481,314
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
161,637 shares (cost $4,323,760)	5,212,806
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
133,123 shares (cost $3,181,146)	3,433,232
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
77,132 shares (cost $407,265)	395,686
All Asset Portfolio - Administrative Class (PMVAAA)
47,812 shares (cost $493,364)	518,761
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
8,837 shares (cost $64,302)	63,272
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
49,042 shares (cost $489,062)	523,282
Low Duration Portfolio - Administrative Class (PMVLDA)
267,951 shares (cost $2,803,103)	2,743,816
Total Return Portfolio - Administrative Class (PMVTRA)
132,609 shares (cost $1,417,026)	1,450,739
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
1,433 shares (cost $16,599)	17,836
VT Growth Opportunities Fund: Class IB (PVGOB)
2,003 shares (cost $17,306)	19,968
Variable Fund - Multi-Hedge Strategies (RVARS)
10,958 shares (cost $263,311)	272,077
T. Rowe Price Health Sciences Portfolio (TRHSP)
20,871 shares (cost $780,279)	883,453
Health Sciences Portfolio - II (TRHS2)
66,744 shares (cost $2,455,990)	2,718,500
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
62,051 shares (cost $1,357,329)	1,472,479
Variable Insurance Portfolios - Asset Strategy (WRASP)
449,085 shares (cost $4,621,077)	4,206,935
Variable Insurance Portfolios - Balanced (WRBP)
452 shares (cost $3,383)	3,595
Variable Insurance Portfolios - Bond (WRBDP)
633 shares (cost $3,433)	3,387
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
436 shares (cost $1,996)	2,021
Variable Insurance Portfolios - High Income (WRHIP)
290,819 shares (cost $1,043,359)	1,057,825
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
26,893 shares (cost $270,979)	312,198
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2,105 shares (cost $10,708)	10,865
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
1,580 shares (cost $8,798)	8,828
Variable Insurance Portfolios - Science and Technology (WRSTP)
212 shares (cost $5,056)	5,727

Variable Insurance Portfolios - Small Cap Growth (WRSCP)
258 shares (cost $2,746)	$2,997
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
48,784 shares (cost $448,676)	496,617

Total Investments	$398,337,337

Other Accounts Receivable	114
Accounts Receivable - Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	250
Accounts Receivable - Small Cap Stock Index Portfolio - Service Shares (DVSCS)	505
Accounts Receivable - VIP Energy Portfolio - Service Class 2 (FNRS2)	124
Accounts Receivable - VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,970
Accounts Receivable - VIP Growth Portfolio - Service Class (FGS)	748
Accounts Receivable - VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	475
Accounts Receivable - Core Plus Fixed Income Portfolio - Class I (MSVFI)	441
Accounts Receivable - Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	1,496
Accounts Receivable - NVIT Government Bond Fund - Class I (GBF)	511
Accounts Receivable - NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,750
Accounts Receivable - NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	481
Accounts Receivable - NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,648
Accounts Receivable - NVIT Short Term Bond Fund - Class II (NVSTB2)	1,210
Accounts Receivable - Short Duration Bond Portfolio - I Class Shares (AMTB)	194
Accounts Receivable - Socially Responsive Portfolio - I Class Shares (AMSRS)	114
Accounts Receivable - Variable Insurance Portfolios - Science and Technology (WRSTP)	5
Accounts Receivable - Variable Insurance Portfolios - Small Cap Growth (WRSCP)	5
Accounts Payable - VP Mid Cap Value Fund - Class I (ACVMV1)	(1,390)
Accounts Payable - American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	(5,282)
Accounts Payable - American Funds NVIT Growth Fund - Class II (GVAGR2)	(164)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(8,594)
Accounts Payable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	(470)
Accounts Payable - Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	(286)
Accounts Payable - Variable Insurance Portfolios - Balanced (WRBP)	(3)
Accounts Payable - Variable Insurance Portfolios - Bond (WRBDP)	(6)
Accounts Payable - Variable Insurance Portfolios - Global Natural Resources (WRGNR)	(3)
Accounts Payable - Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	(7)

$398,337,173

Contract Owners’ Equity:
Accumulation units	398,337,173

Total Contract Owners’ Equity (note 8)	$398,337,173

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

Investment Activity:	Total	ALVDAA	ALVSVA	ACVIP1	ACVIP2	ACVMV1	BRVHYI	BRVGA1
Reinvested dividends	$5,395,419	2,115	10,872	13,387	36,645	61,307	396	16,419

Net investment income (loss)	5,395,419	2,115	10,872	13,387	36,645	61,307	396	16,419

Realized gain (loss) on investments	9,088,983	4,347	809	(2,407)	(23,822)	188,549	1	(4,881)
Change in unrealized gain (loss) on investments	29,016,016	7,847	189,186	7,467	39,171	111,458	(108)	128,062

Net gain (loss) on investments	38,104,999	12,194	189,995	5,060	15,349	300,007	(107)	123,181

Reinvested capital gains	14,820,514	-	116,926	-	-	78,808	-	12,877

Net increase (decrease) in contract owners’ equity resulting from operations	$58,320,932	14,309	317,793	18,447	51,994	440,122	289	152,477

Investment Activity:	MLVGA2	DWVSVS	DFVGMI	DFVGB	DFVIPS	DFVIS	DFVIV	DFVSTF
Reinvested dividends	$42,485	1,330	-	2,517	5,031	3,825	8,791	403

Net investment income (loss)	42,485	1,330	-	2,517	5,031	3,825	8,791	403

Realized gain (loss) on investments	62,344	15,472	-	(38)	62	2,763	1,393	(3)
Change in unrealized gain (loss) on investments	345,486	3,667	53	4	(1,789)	19,236	41,504	(171)

Net gain (loss) on investments	407,830	19,139	53	(34)	(1,727)	21,999	42,897	(174)

Reinvested capital gains	36,005	7,087	-	69	-	4,162	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$486,320	27,556	53	2,552	3,304	29,986	51,688	229

Investment Activity:	DFVULV	DFVUTV	DVSCS	DSIF	DCAP	DSGIBA	FQB	FRESS
Reinvested dividends	$8,974	1,529	25,082	89,278	23,299	1,837	36,028	93

Net investment income (loss)	8,974	1,529	25,082	89,278	23,299	1,837	36,028	93

Realized gain (loss) on investments	12,032	2,650	229,148	500,844	7,329	3,408	(6,661)	10
Change in unrealized gain (loss) on investments	39,365	907	17,194	342,010	165,132	9,319	14,934	(221)

Net gain (loss) on investments	51,397	3,557	246,342	842,854	172,461	12,727	8,273	(211)

Reinvested capital gains	19,572	9,073	164,144	125,434	222,205	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$79,943	14,159	435,568	1,057,566	417,965	14,564	44,301	(118)

Investment Activity:	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS
Reinvested dividends	$51,643	87,132	11,915	43,423	57,691	5,732	102,772	52,009

Net investment income (loss)	51,643	87,132	11,915	43,423	57,691	5,732	102,772	52,009

Realized gain (loss) on investments	(51,828)	67,373	23,438	160,545	51,218	344,658	(1,797)	402,697
Change in unrealized gain (loss) on investments	(56,853)	380,464	50,601	176,202	533,458	696,307	65,161	763,011

Net gain (loss) on investments	(108,681)	447,837	74,039	336,747	584,676	1,040,965	63,364	1,165,708

Reinvested capital gains	1,906	109,802	18,109	82,073	143,681	328,395	21,371	398,900

Net increase (decrease) in contract owners’ equity resulting from operations	$(55,132)	644,771	104,063	462,243	786,048	1,375,092	187,507	1,616,617

Investment Activity:	FOS	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF2	FTVGI2
Reinvested dividends	$31,116	2,284	113,961	43,133	36,981	14,301	52,712	-

Net investment income (loss)	31,116	2,284	113,961	43,133	36,981	14,301	52,712	-

Realized gain (loss) on investments	16,040	(476)	6,921	141,949	366,207	(25,073)	(33,065)	(98,672)
Change in unrealized gain (loss) on investments	524,585	(11,799)	133,757	209,004	(223,861)	494,000	296,319	151,026

Net gain (loss) on investments	540,625	(12,275)	140,678	350,953	142,346	468,927	263,254	52,354

Reinvested capital gains	2,191	38,351	-	89,239	346,081	-	-	10,671

Net increase (decrease) in contract owners’ equity resulting from operations	$573,932	28,360	254,639	483,325	525,408	483,228	315,966	63,025

Investment Activity:	FTVFA2	FTVIS1	FTVFA1	FTVGB1	ACEG	AVMCCI	IVKMG1	IVBRA1
Reinvested dividends	$34,227	12,647	1,679	-	519	387	-	85,270

Net investment income (loss)	34,227	12,647	1,679	-	519	387	-	85,270

Realized gain (loss) on investments	3,678	(1,818)	(885)	6,165	51,173	2,124	36,189	(29,255)
Change in unrealized gain (loss) on investments	57,734	18,977	3,481	10,944	47,852	5,250	99,904	27,064

Net gain (loss) on investments	61,412	17,159	2,596	17,109	99,025	7,374	136,093	(2,191)

Reinvested capital gains	52,762	-	2,375	4,141	50,596	1,498	65,531	115,633

Net increase (decrease) in contract owners’ equity resulting from operations	$148,401	29,806	6,650	21,250	150,140	9,259	201,624	198,712

Investment Activity:	JAEI	JACAS	JAGTS	JAIGS	LOVTRC	MV2IGI	MVIVIC	MNDIC
Reinvested dividends	$4	-	9,861	37,685	5,100	16,311	10,130	-

Net investment income (loss)	4	-	9,861	37,685	5,100	16,311	10,130	-

Realized gain (loss) on investments	6	(8,747)	352,423	(67,211)	47	(1,173)	15,085	(5,376)
Change in unrealized gain (loss) on investments	4,737	447,394	255,085	662,628	(3,076)	472,444	121,415	118,104

Net gain (loss) on investments	4,743	438,647	607,508	595,417	(3,029)	471,271	136,500	112,728

Reinvested capital gains	34	121,466	126,230	-	-	130,055	643	8,983

Net increase (decrease) in contract owners’ equity resulting from operations	$4,781	560,113	743,599	633,102	2,071	617,637	147,273	121,711

Investment Activity:	MVFIC	MVIVSC	MSVFI	IDPGI	IDPG	NCPGI	NCPG	NVBX
Reinvested dividends	$194,571	43,067	15,286	844	871	1,524	3,829	9,204

Net investment income (loss)	194,571	43,067	15,286	844	871	1,524	3,829	9,204

Realized gain (loss) on investments	304,492	45,452	1,028	56	604	143	806	(573)
Change in unrealized gain (loss) on investments	714,408	639,357	12,558	3,489	2,783	5,835	12,007	(1,121)

Net gain (loss) on investments	1,018,900	684,809	13,586	3,545	3,387	5,978	12,813	(1,694)

Reinvested capital gains	398,149	3,140	-	368	312	2,453	7,017	654

Net increase (decrease) in contract owners’ equity resulting from operations	$1,611,620	731,016	28,872	4,757	4,570	9,955	23,659	8,164

Investment Activity:	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$10,193	98,250	80,103	10,854	21,731	14,191	23,306	86,076

Net investment income (loss)	10,193	98,250	80,103	10,854	21,731	14,191	23,306	86,076

Realized gain (loss) on investments	93	181,176	104,298	3,004	101,007	264,340	55,062	(2,424)
Change in unrealized gain (loss) on investments	61,102	10,223	682,618	13,881	442,436	486,235	88,810	19,024

Net gain (loss) on investments	61,195	191,399	786,916	16,885	543,443	750,575	143,872	16,600

Reinvested capital gains	-	214,834	161,372	2,454	242,471	346,624	164,939	-

Net increase (decrease) in contract owners’ equity resulting from operations	$71,388	504,483	1,028,391	30,193	807,645	1,111,390	332,117	102,676

Investment Activity:	GEM	GIG	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1
Reinvested dividends	$51,510	13,299	5,665	7,370	19,470	55,190	31,879	73,952

Net investment income (loss)	51,510	13,299	5,665	7,370	19,470	55,190	31,879	73,952

Realized gain (loss) on investments	20,993	817	22,110	6,217	163,012	(10,508)	57,091	24,069
Change in unrealized gain (loss) on investments	1,043,720	155,150	64,250	260,296	103,899	391,767	45,417	240,323

Net gain (loss) on investments	1,064,713	155,967	86,360	266,513	266,911	381,259	102,508	264,392

Reinvested capital gains	-	-	-	28,458	327,699	273,869	100,414	266,133

Net increase (decrease) in contract owners’ equity resulting from operations	$1,116,223	169,266	92,025	302,341	614,080	710,318	234,801	604,477

Investment Activity:	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF
Reinvested dividends	$15,541	127,618	244,501	9,210	23,847	17,631	28,374	60,973

Net investment income (loss)	15,541	127,618	244,501	9,210	23,847	17,631	28,374	60,973

Realized gain (loss) on investments	(1,099)	88,125	(17,486)	(3,608)	4,856	(677)	175,395	(42,160)
Change in unrealized gain (loss) on investments	12,942	274,029	1,167,741	25,195	10,186	1,810	320,182	42,099

Net gain (loss) on investments	11,843	362,154	1,150,255	21,587	15,042	1,133	495,577	(61)

Reinvested capital gains	14,333	423,697	1,199,039	24,389	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$41,717	913,469	2,593,795	55,186	38,889	18,764	523,951	60,912

Investment Activity:	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$14,749	137,757	10,778	8,552	14,687	433,561	713,236	28,757

Net investment income (loss)	14,749	137,757	10,778	8,552	14,687	433,561	713,236	28,757

Realized gain (loss) on investments	(2,513)	573,764	2,662	7,358	(5,564)	1,813,472	1,411,191	23,684
Change in unrealized gain (loss) on investments	110,168	178,656	28,582	29,470	20,289	(646,797)	1,814,270	17,735

Net gain (loss) on investments	107,655	752,420	31,244	36,828	14,725	1,166,675	3,225,461	41,419

Reinvested capital gains	-	648,788	14,313	19,134	16,073	1,444,473	2,809,606	65,424

Net increase (decrease) in contract owners’ equity resulting from operations	$122,404	1,538,965	56,335	64,514	45,485	3,044,709	6,748,303	135,600

Investment Activity:	MCIF	SAM	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1
Reinvested dividends	$47,914	23,427	5,264	27,793	37,740	17,085	30,661	-

Net investment income (loss)	47,914	23,427	5,264	27,793	37,740	17,085	30,661	-

Realized gain (loss) on investments	125,288	-	-	(16,366)	(3,453)	82,593	24,503	65,660
Change in unrealized gain (loss) on investments	189,012	-	-	496,206	248,417	923,660	111,236	615,678

Net gain (loss) on investments	314,300	-	-	479,840	244,964	1,006,253	135,739	681,338

Reinvested capital gains	260,829	-	-	-	-	196,824	106,358	181,539

Net increase (decrease) in contract owners’ equity resulting from operations	$623,043	23,427	5,264	507,633	282,704	1,220,162	272,758	862,877

Investment Activity:	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2
Reinvested dividends	$1,143	37,977	-	7,442	-	108,629	1,893	13,962

Net investment income (loss)	1,143	37,977	-	7,442	-	108,629	1,893	13,962

Realized gain (loss) on investments	(112)	35,338	(124,425)	60,370	57,145	35,994	264	(540)
Change in unrealized gain (loss) on investments	5,363	189,510	377,039	(11,596)	82,703	2,409	(353)	(1,135)

Net gain (loss) on investments	5,251	224,848	252,614	48,774	139,848	38,403	(89)	(1,675)

Reinvested capital gains	4,833	179,045	8,741	73,593	163,109	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,227	441,870	261,355	129,809	302,957	147,032	1,804	12,287

Investment Activity:	NVOLG1	NVIDAP	NVDBLP	NVDCAP	NVIDCP	NVIDMP	NVDMAP	NVDMCP
Reinvested dividends	$77,096	17,583	6,815	7,664	3,229	38,882	23,435	6,043

Net investment income (loss)	77,096	17,583	6,815	7,664	3,229	38,882	23,435	6,043

Realized gain (loss) on investments	301,476	8,087	2,021	462	(2,274)	18,842	10,665	(287)
Change in unrealized gain (loss) on investments	3,099,426	47,840	18,162	31,620	5,993	64,841	73,611	6,808

Net gain (loss) on investments	3,400,902	55,927	20,183	32,082	3,719	83,683	84,276	6,521

Reinvested capital gains	385,061	65,336	7,982	15,152	2,851	120,596	83,543	12,352

Net increase (decrease) in contract owners’ equity resulting from operations	$3,863,059	138,846	34,980	54,898	9,799	243,161	191,254	24,916

Investment Activity:	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	AMTB
Reinvested dividends	$42,209	111,108	86,196	1,105	4,585	5,417	102,909	16,932

Net investment income (loss)	42,209	111,108	86,196	1,105	4,585	5,417	102,909	16,932

Realized gain (loss) on investments	(13,140)	127,851	(345,179)	97	984	(7,128)	349,491	(19,270)
Change in unrealized gain (loss) on investments	398,627	344,708	453,363	7,471	20,468	56,522	399,383	17,510

Net gain (loss) on investments	385,487	472,559	108,184	7,568	21,452	49,394	748,874	(1,760)

Reinvested capital gains	-	-	64,592	677	4,842	22,205	116,469	-

Net increase (decrease) in contract owners’ equity resulting from operations	$427,696	583,667	258,972	9,350	30,879	77,016	968,252	15,172

Investment Activity:	AMMCGS	AMSRS	NOTB3	NOTG3	NOTMG3	OVGS	OVIG	OVGI
Reinvested dividends	$-	4,038	3,137	2,794	2,622	38,967	17,910	61,580

Net investment income (loss)	-	4,038	3,137	2,794	2,622	38,967	17,910	61,580

Realized gain (loss) on investments	623	39,523	(115)	1,974	(103)	8,979	8,912	319,490
Change in unrealized gain (loss) on investments	49,303	64,720	15,464	21,644	17,502	1,228,246	161,324	315,635

Net gain (loss) on investments	49,926	104,243	15,349	23,618	17,399	1,237,225	170,236	635,125

Reinvested capital gains	5,410	29,065	328	-	-	-	-	82,618

Net increase (decrease) in contract owners’ equity resulting from operations	$55,336	137,346	18,814	26,412	20,021	1,276,192	188,146	779,323

Investment Activity:	OVSC	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	GVGMNS
Reinvested dividends	$27,045	8,775	23,298	5,873	8,099	36,893	34,206	52

Net investment income (loss)	27,045	8,775	23,298	5,873	8,099	36,893	34,206	52

Realized gain (loss) on investments	58,190	(6,257)	(5,253)	(255)	2,938	(35,094)	(26,127)	269
Change in unrealized gain (loss) on investments	170,082	20,834	44,526	(3,928)	40,146	35,246	77,417	1,489

Net gain (loss) on investments	228,272	14,577	39,273	(4,183)	43,084	152	51,290	1,758

Reinvested capital gains	166,019	-	-	-	-	-	-	445

Net increase (decrease) in contract owners’ equity resulting from operations	$421,336	23,352	62,571	1,690	51,183	37,045	85,496	2,255

Investment Activity:	PVEIB	PVGOB	RVARS	TRHSP	TRHS2	VWHA	WRASP	WRBP
Reinvested dividends	$-	4	-	-	-	-	64,614	45

Net investment income (loss)	-	4	-	-	-	-	64,614	45

Realized gain (loss) on investments	448	61	383	(3,101)	(89,990)	92,003	(98,441)	(89)
Change in unrealized gain (loss) on investments	-	2,638	8,291	155,494	526,982	(70,638)	750,758	278

Net gain (loss) on investments	448	2,699	8,674	152,393	436,992	21,365	652,317	189

Reinvested capital gains	-	49	-	37,027	112,653	-	-	80

Net increase (decrease) in contract owners’ equity resulting from operations	$448	2,752	8,674	189,420	549,645	21,365	716,931	314

Investment Activity:	WRBDP	WRGNR	WRHIP	WRMCG	WRPAP	WRPMAP	WRSTP	WRSCP
Reinvested dividends	$47	2	68,511	-	86	62	-	-

Net investment income (loss)	47	2	68,511	-	86	62	-	-

Realized gain (loss) on investments	(13)	(25)	(25,574)	(2,702)	(72)	(51)	236	14
Change in unrealized gain (loss) on investments	63	82	34,542	58,948	1,059	731	694	451

Net gain (loss) on investments	50	57	8,968	56,246	987	680	930	465

Reinvested capital gains	21	-	-	7,838	665	449	443	60

Net increase (decrease) in contract owners’ equity resulting from operations	$118	59	77,479	64,084	1,738	1,191	1,373	525

Investment Activity:	WFVSCG	PVGIB
Reinvested dividends	$-	346

Net investment income (loss)	-	346

Realized gain (loss) on investments	(17,757)	5,328
Change in unrealized gain (loss) on investments	102,219	(6,784)

Net gain (loss) on investments	84,462	(1,456)

Reinvested capital gains	11,180	1,927

Net increase (decrease) in contract owners’ equity resulting from operations	$95,642	817

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2017 AND 2016

	Total		ALVDAA		ALVSVA		ACVIP1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,395,419	5,555,753	2,115	814	10,872	10,677	13,387	12,755
Realized gain (loss) on investments	9,088,983	5,348,016	4,347	(3,940)	809	(1,633)	(2,407)	(37,764)
Change in unrealized gain (loss) on investments	29,016,016	(5,326,906)	7,847	7,152	189,186	295,274	7,467	53,448
Reinvested capital gains	14,820,514	22,497,291	-	22	116,926	100,316	-	4,554

Net increase (decrease) in contract owners’ equity resulting from operations	58,320,932	28,074,154	14,309	4,048	317,793	404,634	18,447	32,993

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	27,333,599	26,368,710	7,269	19,797	154,093	127,596	43,078	82,736
Transfers between funds	-	-	(1,585)	(5,746)	37,267	4,702	(407,097)	(148,610)
Surrenders (note 6)	(25,590,707)	(18,921,554)	(10,797)	-	(18,016)	(11,886)	(24,492)	(22,792)
Death Benefits (note 4)	(574,933)	(1,253,847)	-	-	(1,669)	(80,565)	-	-
Net policy repayments (loans) (note 5)	(3,418,142)	(1,730,710)	(307)	(250)	(31,216)	(16,115)	(3,879)	271
Deductions for surrender charges (note 2)	(509,158)	(729,782)	(2,074)	-	(228)	(3,749)	(2,513)	(4,820)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(13,715,844)	(14,131,153)	(4,710)	(5,374)	(52,088)	(47,500)	(36,694)	(48,741)
Asset charges (note 3)	(1,113,092)	(1,145,902)	(423)	(507)	(5,988)	(4,898)	(2,839)	(3,130)
Adjustments to maintain reserves	3,223	609	(5)	2	(18)	7	142	8

Net equity transactions	(17,585,054)	(11,543,629)	(12,632)	7,922	82,137	(32,408)	(434,294)	(145,078)

Net change in contract owners’ equity	40,735,878	16,530,525	1,677	11,970	399,930	372,226	(415,847)	(112,085)
Contract owners’ equity beginning of period	357,601,295	341,070,770	98,536	86,566	2,289,611	1,917,385	812,020	924,105

Contract owners’ equity end of period	$398,337,173	357,601,295	100,213	98,536	2,689,541	2,289,611	396,173	812,020

CHANGES IN UNITS:
Beginning units	20,575,191	21,117,478	7,995	7,276	104,006	108,949	79,887	95,192
Units purchased	2,775,594	3,204,005	785	1,828	16,713	15,257	6,109	8,802
Units redeemed	(3,484,273)	(3,746,292)	(1,689)	(1,109)	(12,742)	(20,200)	(48,492)	(24,107)

Ending units	19,866,512	20,575,191	7,091	7,995	107,977	104,006	37,504	79,887

	ACVIP2		ACVMV1		BRVHYI		BRVGA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$36,645	30,205	61,307	57,710	396	-	16,419	14,252
Realized gain (loss) on investments	(23,822)	(30,002)	188,549	206,799	1	-	(4,881)	(3,032)
Change in unrealized gain (loss) on investments	39,171	61,382	111,458	291,281	(108)	-	128,062	31,722
Reinvested capital gains	-	12,306	78,808	153,045	-	-	12,877	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,994	73,891	440,122	708,835	289	-	152,477	42,942

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	72,900	68,703	272,863	249,878	2,663	-	178,067	222,956
Transfers between funds	(343,395)	(39,669)	(199,700)	514,403	70,440	-	2,871	31,855
Surrenders (note 6)	(140,384)	(56,651)	(120,774)	(394,495)	-	-	(67,076)	(5,195)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(11,357)	(5,721)	3,821	(71,083)	-	-	9,850	(3,918)
Deductions for surrender charges (note 2)	(1,196)	(344)	(3,109)	(7,957)	-	-	(19,355)	(1,949)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(62,229)	(71,089)	(115,516)	(114,583)	(310)	-	(67,591)	(65,064)
Asset charges (note 3)	(3,840)	(4,875)	(10,042)	(10,164)	(17)	-	(7,103)	(6,072)
Adjustments to maintain reserves	3	(10)	(146)	(215)	(2)	-	(3)	3

Net equity transactions	(489,498)	(109,656)	(172,603)	165,784	72,774	-	29,660	172,616

Net change in contract owners’ equity	(437,504)	(35,765)	267,519	874,619	73,063	-	182,137	215,558
Contract owners’ equity beginning of period	1,724,740	1,760,505	3,866,811	2,992,192	-	-	1,121,038	905,480

Contract owners’ equity end of period	$1,287,236	1,724,740	4,134,330	3,866,811	73,063	-	1,303,175	1,121,038

CHANGES IN UNITS:
Beginning units	115,932	123,528	116,973	111,202	-	-	89,788	75,507
Units purchased	5,335	5,338	9,861	22,272	7,097	-	16,478	21,852
Units redeemed	(37,807)	(12,934)	(14,862)	(16,501)	(32)	-	(14,594)	(7,571)

Ending units	83,460	115,932	111,972	116,973	7,065	-	91,672	89,788

	MLVGA2		DWVSVS		DFVGMI		DFVGB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$42,485	40,734	1,330	1,124	-	-	2,517	2,036
Realized gain (loss) on investments	62,344	(80,655)	15,472	4,433	-	-	(38)	28
Change in unrealized gain (loss) on investments	345,486	173,065	3,667	34,477	53	-	4	(1,797)
Reinvested capital gains	36,005	-	7,087	13,988	-	-	69	646

Net increase (decrease) in contract owners’ equity resulting from operations	486,320	133,144	27,556	54,022	53	-	2,552	913

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	238,596	329,335	18,689	9,456	-	-	15,447	13,107
Transfers between funds	(444,868)	(536,990)	122,375	40,611	67,292	-	15,163	49,813
Surrenders (note 6)	(141,258)	(198,167)	(35,749)	(75,066)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	19,298	(385)	(682)	(935)	-	-	(90)	(114)
Deductions for surrender charges (note 2)	(5,456)	(994)	(695)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(149,023)	(162,136)	(10,571)	(7,495)	-	-	(6,646)	(5,060)
Asset charges (note 3)	(10,831)	(12,461)	(921)	(582)	-	-	(637)	(322)
Adjustments to maintain reserves	7	12	2	(8)	(3)	-	(9)	5

Net equity transactions	(493,535)	(581,786)	92,448	(34,019)	67,289	-	23,228	57,429

Net change in contract owners’ equity	(7,215)	(448,642)	120,004	20,003	67,342	-	25,780	58,342
Contract owners’ equity beginning of period	3,634,229	4,082,871	168,368	148,365	-	-	120,034	61,692

Contract owners’ equity end of period	$3,627,014	3,634,229	288,372	168,368	67,342	-	145,814	120,034

CHANGES IN UNITS:
Beginning units	212,480	248,157	10,534	12,168	-	-	11,021	5,762
Units purchased	14,284	17,722	8,647	938	6,171	-	2,838	5,794
Units redeemed	(40,327)	(53,399)	(3,037)	(2,572)	-	-	(748)	(535)

Ending units	186,437	212,480	16,144	10,534	6,171	-	13,111	11,021

	DFVIPS		DFVIS		DFVIV		DFVSTF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,031	-	3,825	1,398	8,791	2,743	403	161
Realized gain (loss) on investments	62	-	2,763	(25)	1,393	(1,005)	(3)	1
Change in unrealized gain (loss) on investments	(1,789)	68	19,236	1,481	41,504	6,449	(171)	(45)
Reinvested capital gains	-	-	4,162	486	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,304	68	29,986	3,340	51,688	8,187	229	117

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	32,005	-	84,392	29,754	68,454	32,874	16,322	14,007
Transfers between funds	164,103	7,460	(132)	(1,819)	149,307	952	4,615	2,059
Surrenders (note 6)	-	-	(9,607)	-	(10,385)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	30	-	(372)	(22)	(377)	(22)	-	-
Deductions for surrender charges (note 2)	-	-	(807)	-	(2,087)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,377)	-	(7,897)	(6,399)	(9,837)	(6,851)	(3,270)	(2,606)
Asset charges (note 3)	(401)	-	(659)	(258)	(1,027)	(428)	(189)	(109)
Adjustments to maintain reserves	1	(2)	9	(7)	10	(6)	(5)	-

Net equity transactions	193,361	7,458	64,927	21,249	194,058	26,519	17,473	13,351

Net change in contract owners’ equity	196,665	7,526	94,913	24,589	245,746	34,706	17,702	13,468
Contract owners’ equity beginning of period	7,526	-	61,613	37,024	89,350	54,644	24,150	10,682

Contract owners’ equity end of period	$204,191	7,526	156,526	61,613	335,096	89,350	41,852	24,150

CHANGES IN UNITS:
Beginning units	754	-	4,355	2,780	7,171	4,785	2,371	1,057
Units purchased	19,332	754	5,469	2,325	16,190	3,042	2,140	1,581
Units redeemed	(276)	-	(1,310)	(750)	(1,984)	(656)	(436)	(267)

Ending units	19,810	754	8,514	4,355	21,377	7,171	4,075	2,371

	DFVULV		DFVUTV		DVSCS		DSIF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,974	6,804	1,529	937	25,082	29,507	89,278	99,997
Realized gain (loss) on investments	12,032	(921)	2,650	122	229,148	195,799	500,844	180,377
Change in unrealized gain (loss) on investments	39,365	52,705	907	15,627	17,194	243,275	342,010	80,272
Reinvested capital gains	19,572	2,604	9,073	3,326	164,144	279,719	125,434	169,241

Net increase (decrease) in contract owners’ equity resulting from operations	79,943	61,192	14,159	20,012	435,568	748,300	1,057,566	529,887

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	66,079	40,009	35,721	34,185	196,425	264,339	248,805	314,020
Transfers between funds	9,400	25,157	(8,683)	11,891	(138,380)	(47,729)	(57,550)	159,092
Surrenders (note 6)	(25,830)	(10,000)	-	-	(199,772)	(281,429)	(880,681)	(409,693)
Death Benefits (note 4)	-	-	-	-	-	(5,152)	-	-
Net policy repayments (loans) (note 5)	(1,129)	(2,275)	(298)	(1,778)	(54,545)	(19,560)	(69,483)	2,725
Deductions for surrender charges (note 2)	(3,381)	-	-	-	(2,579)	(8,252)	(11,954)	(18,005)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(19,654)	(17,008)	(8,222)	(6,247)	(111,512)	(112,538)	(192,052)	(196,649)
Asset charges (note 3)	(2,382)	(1,980)	(825)	(475)	(9,489)	(9,928)	(14,294)	(14,554)
Adjustments to maintain reserves	6	1	(4)	14	70	85	(13)	(6)

Net equity transactions	23,109	33,904	17,689	37,590	(319,782)	(220,164)	(977,222)	(163,070)

Net change in contract owners’ equity	103,052	95,096	31,848	57,602	115,786	528,136	80,344	366,817
Contract owners’ equity beginning of period	401,636	306,540	122,377	64,775	3,763,925	3,235,789	5,384,645	5,017,828

Contract owners’ equity end of period	$504,688	401,636	154,225	122,377	3,879,711	3,763,925	5,464,989	5,384,645

CHANGES IN UNITS:
Beginning units	20,890	18,953	6,218	4,196	130,171	140,695	229,698	239,108
Units purchased	3,667	3,912	2,079	2,721	5,380	7,763	16,070	21,145
Units redeemed	(2,513)	(1,975)	(1,158)	(699)	(16,181)	(18,287)	(53,956)	(30,555)

Ending units	22,044	20,890	7,139	6,218	119,370	130,171	191,812	229,698

	DCAP		DSGIBA		FQB		FRESS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$23,299	24,838	1,837	-	36,028	41,445	93	-
Realized gain (loss) on investments	7,329	12,557	3,408	-	(6,661)	(3,373)	10	-
Change in unrealized gain (loss) on investments	165,132	(140,340)	9,319	706	14,934	6,669	(221)	-
Reinvested capital gains	222,205	217,702	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	417,965	114,757	14,564	706	44,301	44,741	(118)	-

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	67,325	74,283	73,444	50,009	57,342	59,403	9,275	-
Transfers between funds	(83,449)	(17,263)	34,633	55,513	358	(34,788)	97,862	-
Surrenders (note 6)	(22,288)	(53,022)	(52,844)	-	(59,533)	(64,914)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,078	(677)	-	-	17,658	3,547	(885)	-
Deductions for surrender charges (note 2)	(396)	(1,417)	-	-	(1,378)	(5,643)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(45,588)	(46,964)	(13,543)	(721)	(36,948)	(43,659)	(192)	-
Asset charges (note 3)	(4,520)	(4,625)	(613)	(37)	(2,861)	(3,599)	(25)	-
Adjustments to maintain reserves	3	6	7	(1)	(11)	7	(3)	-

Net equity transactions	(86,835)	(49,679)	41,084	104,763	(25,373)	(89,646)	106,032	-

Net change in contract owners’ equity	331,130	65,078	55,648	105,469	18,928	(44,905)	105,914	-
Contract owners’ equity beginning of period	1,578,403	1,513,325	105,469	-	1,119,922	1,164,827	-	-

Contract owners’ equity end of period	$1,909,533	1,578,403	161,117	105,469	1,138,850	1,119,922	105,914	-

CHANGES IN UNITS:
Beginning units	73,062	75,586	10,134	-	68,273	73,726	-	-
Units purchased	3,240	4,199	6,794	10,207	6,637	5,163	10,392	-
Units redeemed	(6,885)	(6,723)	(3,644)	(73)	(8,176)	(10,616)	(107)	-

Ending units	69,417	73,062	13,284	10,134	66,734	68,273	10,285	-

	FNRS2		FEIS		FF10S		FF20S
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$51,643	14,097	87,132	105,001	11,915	12,301	43,423	39,382
Realized gain (loss) on investments	(51,828)	(56,571)	67,373	142,514	23,438	22,939	160,545	76,991
Change in unrealized gain (loss) on investments	(56,853)	849,099	380,464	200,686	50,601	(9,244)	176,202	(32,597)
Reinvested capital gains	1,906	-	109,802	277,037	18,109	21,942	82,073	89,858

Net increase (decrease) in contract owners’ equity resulting from operations	(55,132)	806,625	644,771	725,238	104,063	47,938	462,243	173,634

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	259,721	270,819	290,556	375,541	26,760	29,379	143,321	358,658
Transfers between funds	519,861	46,805	(12,727)	323,564	(9,154)	(62,357)	452,934	(336,788)
Surrenders (note 6)	(184,426)	(213,325)	(210,388)	(219,348)	(6,547)	(16,150)	(543,823)	(32,530)
Death Benefits (note 4)	(1,057)	(4,787)	-	-	(94,446)	-	-	-
Net policy repayments (loans) (note 5)	4,366	6,381	(5,484)	(103,131)	(2,350)	(22)	549	84,432
Deductions for surrender charges (note 2)	(3,032)	(6,579)	(6,288)	(5,907)	-	(23,762)	(2,890)	(2,890)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(125,680)	(101,359)	(187,430)	(185,186)	(39,795)	(47,289)	(94,580)	(173,448)
Asset charges (note 3)	(10,202)	(7,995)	(13,538)	(13,605)	(2,432)	(3,196)	(6,814)	(12,462)
Adjustments to maintain reserves	(19)	39	(15)	16	345	130	(12)	5

Net equity transactions	459,532	(10,001)	(145,314)	171,944	(127,619)	(123,267)	(51,315)	(115,023)

Net change in contract owners’ equity	404,400	796,624	499,457	897,182	(23,556)	(75,329)	410,928	58,611
Contract owners’ equity beginning of period	3,375,793	2,579,169	5,110,006	4,212,824	874,655	949,984	2,754,164	2,695,553

Contract owners’ equity end of period	$3,780,193	3,375,793	5,609,463	5,110,006	851,099	874,655	3,165,092	2,754,164

CHANGES IN UNITS:
Beginning units	161,229	164,457	245,479	238,610	46,792	53,504	141,218	146,564
Units purchased	50,847	18,364	18,518	39,535	1,353	1,636	28,564	26,825
Units redeemed	(26,379)	(21,592)	(25,111)	(32,666)	(7,848)	(8,348)	(30,443)	(32,171)

Ending units	185,697	161,229	238,886	245,479	40,297	46,792	139,339	141,218

	FF30S		FGS		FIGBS		FMCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$57,691	47,837	5,732	-	102,772	108,496	52,009	33,845
Realized gain (loss) on investments	51,218	38,693	344,658	212,655	(1,797)	(11,489)	402,697	195,594
Change in unrealized gain (loss) on investments	533,458	3,234	696,307	(541,173)	65,161	112,851	763,011	200,766
Reinvested capital gains	143,681	117,058	328,395	346,149	21,371	2,129	398,900	467,697

Net increase (decrease) in contract owners’ equity resulting from operations	786,048	206,822	1,375,092	17,631	187,507	211,987	1,616,617	897,902

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	401,905	350,143	329,284	353,076	278,369	335,557	396,735	415,833
Transfers between funds	155,086	264,845	183,603	105,146	(35,871)	402,630	(23,868)	(1,534)
Surrenders (note 6)	(125,080)	(35,495)	(289,823)	(191,695)	(476,971)	(472,659)	(1,198,251)	(200,758)
Death Benefits (note 4)	-	-	(3,138)	(1,623)	(2,012)	-	-	-
Net policy repayments (loans) (note 5)	(12,834)	(19,760)	(17,550)	75,239	(68,174)	(74,682)	4,089	(28,760)
Deductions for surrender charges (note 2)	(4,029)	(3,042)	(4,064)	(8,881)	(10,219)	(10,518)	(7,160)	(11,247)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(113,863)	(119,708)	(214,069)	(197,539)	(160,385)	(184,187)	(289,187)	(290,026)
Asset charges (note 3)	(12,871)	(11,727)	(13,701)	(11,954)	(12,192)	(14,761)	(20,434)	(21,034)
Adjustments to maintain reserves	16	(6)	117	(6)	24	18	(14)	4

Net equity transactions	288,330	425,250	(29,341)	121,763	(487,431)	(18,602)	(1,138,090)	(137,522)

Net change in contract owners’ equity	1,074,378	632,072	1,345,751	139,394	(299,924)	193,385	478,527	760,380
Contract owners’ equity beginning of period	3,573,994	2,941,922	3,888,703	3,749,309	4,693,052	4,499,667	8,388,022	7,627,642

Contract owners’ equity end of period	$4,648,372	3,573,994	5,234,454	3,888,703	4,393,128	4,693,052	8,866,549	8,388,022

CHANGES IN UNITS:
Beginning units	174,747	153,221	169,718	164,802	287,884	288,795	300,239	306,092
Units purchased	25,996	34,086	27,193	31,511	20,302	46,313	15,716	19,887
Units redeemed	(12,625)	(12,560)	(27,689)	(26,595)	(49,458)	(47,224)	(53,022)	(25,740)

Ending units	188,118	174,747	169,222	169,718	258,728	287,884	262,933	300,239

	FOS		FVSS		FTVIS2		FTVRDI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$31,116	25,958	2,284	1,493	113,961	102,993	43,133	37,917
Realized gain (loss) on investments	16,040	(48,877)	(476)	11,200	6,921	(18,055)	141,949	104,322
Change in unrealized gain (loss) on investments	524,585	(83,971)	(11,799)	(3,767)	133,757	211,926	209,004	(67,739)
Reinvested capital gains	2,191	3,283	38,351	-	-	-	89,239	275,633

Net increase (decrease) in contract owners’ equity resulting from operations	573,932	(103,607)	28,360	8,926	254,639	296,864	483,325	350,133

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	101,011	104,597	7,672	8,103	91,701	159,403	209,129	82,824
Transfers between funds	139,555	87,793	(998)	(328)	(50,872)	447,805	(118,676)	150,549
Surrenders (note 6)	(72,376)	(154,304)	(5,259)	(70,180)	(127,519)	(39,703)	(250,133)	(61,483)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	6,951	(4,228)	32	(769)	(60,053)	(77,701)	(1,047)	(40,424)
Deductions for surrender charges (note 2)	(743)	(5,854)	(231)	(556)	(2,382)	(578)	(1,859)	(6,834)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(75,932)	(75,831)	(4,888)	(5,506)	(89,203)	(90,956)	(84,315)	(82,918)
Asset charges (note 3)	(6,348)	(6,252)	(328)	(363)	(6,868)	(7,488)	(4,637)	(4,429)
Adjustments to maintain reserves	(9)	5	15	(11)	4	(13)	12	(10)

Net equity transactions	92,109	(54,074)	(3,985)	(69,610)	(245,192)	390,769	(251,526)	37,275

Net change in contract owners’ equity	666,041	(157,681)	24,375	(60,684)	9,447	687,633	231,799	387,408
Contract owners’ equity beginning of period	1,868,893	2,026,574	150,072	210,756	2,726,361	2,038,728	2,524,155	2,136,747

Contract owners’ equity end of period	$2,534,934	1,868,893	174,447	150,072	2,735,808	2,726,361	2,755,954	2,524,155

CHANGES IN UNITS:
Beginning units	208,314	214,321	6,830	10,501	149,609	127,563	106,138	104,518
Units purchased	25,564	26,917	358	425	5,500	38,661	3,801	11,007
Units redeemed	(16,700)	(32,924)	(528)	(4,096)	(18,222)	(16,615)	(14,046)	(9,387)

Ending units	217,178	208,314	6,660	6,830	136,887	149,609	95,893	106,138

	FTVSVI		FTVDM2		TIF2		FTVGI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$36,981	48,810	14,301	9,197	52,712	35,699	-	-
Realized gain (loss) on investments	366,207	241,683	(25,073)	(65,886)	(33,065)	(86,018)	(98,672)	(100,115)
Change in unrealized gain (loss) on investments	(223,861)	280,094	494,000	229,027	296,319	149,940	151,026	198,191
Reinvested capital gains	346,081	676,039	-	-	-	31,975	10,671	2,361

Net increase (decrease) in contract owners’ equity resulting from operations	525,408	1,246,626	483,228	172,338	315,966	131,596	63,025	100,437

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	263,740	247,826	81,454	81,589	220,520	127,141	108,523	127,538
Transfers between funds	(317,759)	66,722	41,872	91,638	79,536	96,592	122,045	307,897
Surrenders (note 6)	(322,251)	(177,179)	(77,597)	(63,575)	(76,840)	(204,155)	(543,516)	(135,969)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(88,533)	(78,019)	(10,760)	3,893	(18,649)	(4,719)	(41,174)	13,293
Deductions for surrender charges (note 2)	(6,097)	(7,721)	(1,100)	(4,302)	(2,461)	(1,833)	(5,356)	(8,295)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(146,643)	(153,932)	(60,521)	(53,875)	(67,237)	(68,009)	(90,154)	(100,114)
Asset charges (note 3)	(11,372)	(12,944)	(3,583)	(3,306)	(4,837)	(5,145)	(8,369)	(9,901)
Adjustments to maintain reserves	10	(18)	(4)	-	(1)	(7)	-	2

Net equity transactions	(628,905)	(115,265)	(30,239)	52,062	130,031	(60,135)	(458,001)	194,451

Net change in contract owners’ equity	(103,497)	1,131,361	452,989	224,400	445,997	71,461	(394,976)	294,888
Contract owners’ equity beginning of period	5,382,579	4,251,218	1,213,912	989,512	1,828,343	1,756,882	3,188,442	2,893,554

Contract owners’ equity end of period	$5,279,082	5,382,579	1,666,901	1,213,912	2,274,340	1,828,343	2,793,466	3,188,442

CHANGES IN UNITS:
Beginning units	196,974	203,077	136,347	130,526	208,860	215,097	320,924	299,800
Units purchased	9,891	13,476	11,208	23,444	32,447	20,542	26,399	47,862
Units redeemed	(32,691)	(19,579)	(14,209)	(17,623)	(18,663)	(26,779)	(71,466)	(26,738)

Ending units	174,174	196,974	133,346	136,347	222,644	208,860	275,857	320,924

	FTVFA2		FTVIS1		FTVFA1		FTVGB1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$34,227	46,425	12,647	12,676	1,679	2,057	-	-
Realized gain (loss) on investments	3,678	(9,052)	(1,818)	(1,336)	(885)	(1,595)	6,165	(82,142)
Change in unrealized gain (loss) on investments	57,734	73,933	18,977	23,897	3,481	4,669	10,944	139,069
Reinvested capital gains	52,762	39,299	-	-	2,375	1,623	4,141	436

Net increase (decrease) in contract owners’ equity resulting from operations	148,401	150,605	29,806	35,237	6,650	6,754	21,250	57,363

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	35,578	38,183	66,056	65,846	6,744	6,835	112,093	105,902
Transfers between funds	5,049	43,914	(21,593)	4,594	(1,719)	(69)	101,153	583,304
Surrenders (note 6)	(1,988)	(41,731)	(8,657)	(651)	-	-	(61,205)	(131,997)
Death Benefits (note 4)	(106,855)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,730)	(61,495)	255	(6,138)	38	65	2,616	(211)
Deductions for surrender charges (note 2)	(239)	(1,310)	(1,204)	(305)	-	-	(8,054)	(2,101)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(23,788)	(26,199)	(24,836)	(23,324)	(4,846)	(4,667)	(78,280)	(53,913)
Asset charges (note 3)	(3,994)	(4,393)	(1,963)	(1,585)	(395)	(331)	(6,995)	(4,971)
Adjustments to maintain reserves	4	5	(36)	(252)	4	6	144	-

Net equity transactions	(98,963)	(53,026)	8,022	38,185	(174)	1,839	61,472	496,013

Net change in contract owners’ equity	49,438	97,579	37,828	73,422	6,476	8,593	82,722	553,376
Contract owners’ equity beginning of period	1,315,085	1,217,506	298,208	224,786	53,895	45,302	1,208,742	655,366

Contract owners’ equity end of period	$1,364,523	1,315,085	336,036	298,208	60,371	53,895	1,291,464	1,208,742

CHANGES IN UNITS:
Beginning units	89,666	93,954	21,895	18,870	3,671	3,500	108,677	60,814
Units purchased	2,765	4,503	5,069	5,902	443	573	26,736	67,173
Units redeemed	(9,346)	(8,791)	(4,542)	(2,877)	(448)	(402)	(21,747)	(19,310)

Ending units	83,085	89,666	22,422	21,895	3,666	3,671	113,666	108,677

	ACEG		AVMCCI		IVKMG1		IVBRA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$519	-	387	15	-	-	85,270	5,801
Realized gain (loss) on investments	51,173	68,368	2,124	(375)	36,189	20,035	(29,255)	(28,846)
Change in unrealized gain (loss) on investments	47,852	(111,083)	5,250	1,617	99,904	(108,294)	27,064	127,928
Reinvested capital gains	50,596	52,362	1,498	1,269	65,531	93,405	115,633	-

Net increase (decrease) in contract owners’ equity resulting from operations	150,140	9,647	9,259	2,526	201,624	5,146	198,712	104,883

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	21,334	66,907	37,580	691	37,823	39,553	72,656	66,849
Transfers between funds	25,482	(59,088)	11,708	8,926	(97,450)	4,732	(2,793)	1,053,020
Surrenders (note 6)	(95,292)	(63,848)	(12,444)	-	(25,210)	(39,164)	(44,866)	(24,262)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	347	(31,487)	-	(2)	3,461	(6,742)	15,055	(9,149)
Deductions for surrender charges (note 2)	(437)	(768)	(399)	-	(755)	(1,015)	(594)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(23,408)	(24,506)	(1,776)	(863)	(33,179)	(35,084)	(52,448)	(33,649)
Asset charges (note 3)	(1,699)	(1,721)	(139)	(67)	(2,541)	(2,727)	(6,148)	(4,109)
Adjustments to maintain reserves	12	(10)	(7)	(1)	(7)	2	5	(1)

Net equity transactions	(73,661)	(114,521)	34,523	8,684	(117,858)	(40,445)	(19,133)	1,048,699

Net change in contract owners’ equity	76,479	(104,874)	43,782	11,210	83,766	(35,299)	179,579	1,153,582
Contract owners’ equity beginning of period	582,603	687,477	20,081	8,871	935,089	970,388	1,952,128	798,546

Contract owners’ equity end of period	$659,082	582,603	63,863	20,081	1,018,855	935,089	2,131,707	1,952,128

CHANGES IN UNITS:
Beginning units	36,616	44,187	1,363	683	63,036	65,910	176,777	80,730
Units purchased	1,634	2,069	3,287	781	2,855	3,458	13,001	103,003
Units redeemed	(5,721)	(9,640)	(878)	(101)	(9,819)	(6,332)	(14,540)	(6,956)

Ending units	32,529	36,616	3,772	1,363	56,072	63,036	175,238	176,777

	JAEI		JACAS		JAGTS		JAIGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4	-	-	16,305	9,861	2,403	37,685	152,762
Realized gain (loss) on investments	6	-	(8,747)	(132,595)	352,423	56,747	(67,211)	(911,168)
Change in unrealized gain (loss) on investments	4,737	-	447,394	(105,048)	255,085	130,963	662,628	516,418
Reinvested capital gains	34	-	121,466	242,579	126,230	92,819	-	88,780

Net increase (decrease) in contract owners’ equity resulting from operations	4,781	-	560,113	21,241	743,599	282,932	633,102	(153,208)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	3,479	-	97,661	147,056	243,654	106,081	159,110	195,857
Transfers between funds	124,352	-	166,803	(211,159)	604,882	(596,835)	(135,388)	(434,061)
Surrenders (note 6)	-	-	(67,490)	(104,146)	(205,522)	(230,109)	(100,679)	(82,566)
Death Benefits (note 4)	-	-	(1,810)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(19,990)	(17,868)	(33,739)	(4,277)	645	(8,270)
Deductions for surrender charges (note 2)	-	-	(4,117)	(1,611)	(4,343)	(1,900)	(1,580)	(4,860)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(815)	-	(73,185)	(75,273)	(58,450)	(81,678)	(71,511)	(134,182)
Asset charges (note 3)	(73)	-	(6,894)	(6,383)	(6,101)	(6,738)	(7,053)	(12,223)
Adjustments to maintain reserves	2	-	(9)	11	-	3	5	1

Net equity transactions	126,945	-	90,969	(269,373)	540,381	(815,453)	(156,451)	(480,304)

Net change in contract owners’ equity	131,726	-	651,082	(248,132)	1,283,980	(532,521)	476,651	(633,512)
Contract owners’ equity beginning of period	-	-	1,847,548	2,095,680	1,329,590	1,862,111	2,131,633	2,765,145

Contract owners’ equity end of period	$131,726	-	2,498,630	1,847,548	2,613,570	1,329,590	2,608,284	2,131,633

CHANGES IN UNITS:
Beginning units	-	-	79,105	91,472	75,015	119,611	249,106	301,466
Units purchased	11,412	-	9,997	5,382	42,555	28,450	21,182	24,994
Units redeemed	(78)	-	(6,805)	(17,749)	(15,814)	(73,046)	(37,260)	(77,354)

Ending units	11,334	-	82,297	79,105	101,756	75,015	233,028	249,106

	LOVTRC		MV2IGI		MVIVIC		MNDIC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,100	840	16,311	5,234	10,130	7,354	-	-
Realized gain (loss) on investments	47	(200)	(1,173)	(7,665)	15,085	1,047	(5,376)	(44,274)
Change in unrealized gain (loss) on investments	(3,076)	(907)	472,444	(70,194)	121,415	(16,040)	118,104	63,813
Reinvested capital gains	-	122	130,055	101,005	643	12,416	8,983	22,028

Net increase (decrease) in contract owners’ equity resulting from operations	2,071	(145)	617,637	28,380	147,273	4,777	121,711	41,567

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	6,327	1,461	30,087	32,142	100,879	96,083	40,317	53,137
Transfers between funds	188,798	31,176	(29,616)	1,334,624	(79,421)	279,614	(20,917)	(63,651)
Surrenders (note 6)	-	-	(11,201)	(32,186)	(18,113)	-	(41,167)	(59,405)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	7,120	4,518	(1,233)	(1,811)	(2,821)	(4,968)
Deductions for surrender charges (note 2)	-	-	(46)	(2,343)	-	-	(1,286)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,576)	(335)	(45,457)	(36,421)	(23,179)	(20,694)	(14,312)	(16,253)
Asset charges (note 3)	(200)	(29)	(3,929)	(2,717)	(3,095)	(2,240)	(1,462)	(1,510)
Adjustments to maintain reserves	7	(3)	5	(7)	9	2	5	(3)

Net equity transactions	193,356	32,270	(53,037)	1,297,610	(24,153)	350,954	(41,643)	(92,653)

Net change in contract owners’ equity	195,427	32,125	564,600	1,325,990	123,120	355,731	80,068	(51,086)
Contract owners’ equity beginning of period	32,125	-	2,190,582	864,592	640,372	284,641	480,741	531,827

Contract owners’ equity end of period	$227,552	32,125	2,755,182	2,190,582	763,492	640,372	560,809	480,741

CHANGES IN UNITS:
Beginning units	3,193	-	209,452	87,690	41,689	19,281	33,121	39,957
Units purchased	18,754	3,228	4,741	129,367	12,160	24,635	6,390	4,685
Units redeemed	(171)	(35)	(9,064)	(7,605)	(14,756)	(2,227)	(9,005)	(11,521)

Ending units	21,776	3,193	205,129	209,452	39,093	41,689	30,506	33,121

	MVFIC		MVIVSC		MSVFI		IDPGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$194,571	171,320	43,067	27,464	15,286	8,323	844	467
Realized gain (loss) on investments	304,492	327,238	45,452	86,419	1,028	2,230	56	(41)
Change in unrealized gain (loss) on investments	714,408	(97,998)	639,357	(60,811)	12,558	14,995	3,489	805
Reinvested capital gains	398,149	661,744	3,140	55,528	-	-	368	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,611,620	1,062,304	731,016	108,600	28,872	25,548	4,757	1,231

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	574,141	431,117	317,202	171,029	60,817	23,063	27,159	14,914
Transfers between funds	297,691	1,194,462	233,395	279,020	11,273	(5,479)	1,361	4,334
Surrenders (note 6)	(287,445)	(515,514)	(92,280)	(91,134)	-	(17,969)	-	-
Death Benefits (note 4)	-	(105,536)	-	(49,601)	-	-	-	-
Net policy repayments (loans) (note 5)	(143,641)	(38,679)	2,961	(26,855)	(1,002)	1,357	-	-
Deductions for surrender charges (note 2)	(4,239)	(13,999)	(1,074)	(1,482)	-	(1,220)	(461)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(295,718)	(287,288)	(137,837)	(129,373)	(23,405)	(24,552)	(11,669)	(8,262)
Asset charges (note 3)	(25,211)	(23,431)	(6,749)	(6,320)	(1,308)	(1,431)	(273)	(140)
Adjustments to maintain reserves	(6)	16	(12)	14	24	27	(1)	(3)

Net equity transactions	115,572	641,148	315,606	145,298	46,399	(26,204)	16,116	10,843

Net change in contract owners’ equity	1,727,192	1,703,452	1,046,622	253,898	75,271	(656)	20,873	12,074
Contract owners’ equity beginning of period	9,019,258	7,315,806	2,549,759	2,295,861	423,432	424,088	23,980	11,906

Contract owners’ equity end of period	$10,746,450	9,019,258	3,596,381	2,549,759	498,703	423,432	44,853	23,980

CHANGES IN UNITS:
Beginning units	354,182	327,764	144,906	135,488	26,916	28,605	2,291	1,205
Units purchased	36,405	66,693	27,415	44,984	4,644	1,635	2,564	1,917
Units redeemed	(31,891)	(40,275)	(11,156)	(35,566)	(1,722)	(3,324)	(1,106)	(831)

Ending units	358,696	354,182	161,165	144,906	29,838	26,916	3,749	2,291

	IDPG		NCPGI		NCPG		NVBX
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$871	424	1,524	920	3,829	1,880	9,204	7,149
Realized gain (loss) on investments	604	(23)	143	(492)	806	(290)	(573)	33
Change in unrealized gain (loss) on investments	2,783	723	5,835	1,341	12,007	2,734	(1,121)	(4,881)
Reinvested capital gains	312	-	2,453	66	7,017	-	654	633

Net increase (decrease) in contract owners’ equity resulting from operations	4,570	1,124	9,955	1,835	23,659	4,324	8,164	2,934

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	9,732	7,590	41,850	10,619	86,902	13,602	7,677	12,785
Transfers between funds	21,384	15,616	4,482	1,359	55,265	648	222,765	278,961
Surrenders (note 6)	-	-	-	(465)	-	-	(173,349)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	5,300	-
Deductions for surrender charges (note 2)	-	-	-	(1,180)	-	-	(4,003)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(8,254)	(4,363)	(9,921)	(5,894)	(12,172)	(6,323)	(10,129)	(6,054)
Asset charges (note 3)	(209)	(108)	(627)	(233)	(1,083)	(552)	(1,114)	(657)
Adjustments to maintain reserves	(8)	1	(1)	3	9	(4)	-	(2)

Net equity transactions	22,645	18,736	35,783	4,209	128,921	7,371	47,147	285,033

Net change in contract owners’ equity	27,215	19,860	45,738	6,044	152,580	11,695	55,311	287,967
Contract owners’ equity beginning of period	22,751	2,891	39,821	33,777	77,222	65,527	357,545	69,578

Contract owners’ equity end of period	$49,966	22,751	85,559	39,821	229,802	77,222	412,856	357,545

CHANGES IN UNITS:
Beginning units	2,172	296	3,862	3,464	7,546	6,813	33,970	6,760
Units purchased	2,636	2,317	4,309	1,177	12,672	1,432	23,339	27,831
Units redeemed	(739)	(441)	(953)	(779)	(1,184)	(699)	(19,271)	(621)

Ending units	4,069	2,172	7,218	3,862	19,034	7,546	38,038	33,970

	NVIX		NVAMV1		GVAAA2		GVABD2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$10,193	6,152	98,250	135,081	80,103	109,380	10,854	29,109
Realized gain (loss) on investments	93	(1,428)	181,176	59,615	104,298	113,374	3,004	14,203
Change in unrealized gain (loss) on investments	61,102	505	10,223	316,302	682,618	(111,669)	13,881	(23,267)
Reinvested capital gains	-	-	214,834	553,228	161,372	346,445	2,454	4,019

Net increase (decrease) in contract owners’ equity resulting from operations	71,388	5,229	504,483	1,064,226	1,028,391	457,530	30,193	24,064

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	28,712	43,585	277,105	242,968	734,491	607,147	51,004	88,753
Transfers between funds	56,411	115,659	(97,915)	43,949	413,355	1,313,373	(57,262)	201,588
Surrenders (note 6)	-	-	(775,386)	(196,752)	(164,621)	(127,673)	(329,847)	(39,812)
Death Benefits (note 4)	-	-	(6,572)	(7,376)	-	(3,308)	-	(2,691)
Net policy repayments (loans) (note 5)	(4,645)	-	(29,426)	(46,310)	(72,005)	(89,026)	7,372	5,243
Deductions for surrender charges (note 2)	-	-	(7,809)	(15,034)	(7,924)	(14,042)	(6,266)	(1,522)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(14,894)	(8,212)	(195,656)	(205,531)	(318,893)	(281,283)	(24,524)	(38,757)
Asset charges (note 3)	(1,481)	(635)	(15,130)	(16,546)	(23,918)	(19,511)	(2,296)	(3,338)
Adjustments to maintain reserves	(8)	-	(11)	9	(734)	(387)	4	(5)

Net equity transactions	64,095	150,397	(850,800)	(200,623)	559,751	1,385,290	(361,815)	209,459

Net change in contract owners’ equity	135,483	155,626	(346,317)	863,603	1,588,142	1,842,820	(331,622)	233,523
Contract owners’ equity beginning of period	263,707	108,081	6,287,643	5,424,040	6,302,323	4,459,503	995,043	761,520

Contract owners’ equity end of period	$399,190	263,707	5,941,326	6,287,643	7,890,465	6,302,323	663,421	995,043

CHANGES IN UNITS:
Beginning units	28,680	11,863	222,181	230,837	348,170	268,535	73,623	57,838
Units purchased	8,584	17,809	11,813	13,904	59,906	110,394	4,590	20,535
Units redeemed	(2,500)	(992)	(40,809)	(22,560)	(31,620)	(30,759)	(30,654)	(4,750)

Ending units	34,764	28,680	193,185	222,181	376,456	348,170	47,559	73,623

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$21,731	38,415	14,191	8,830	23,306	17,277	86,076	82,960
Realized gain (loss) on investments	101,007	104,890	264,340	354,603	55,062	31,345	(2,424)	(24,729)
Change in unrealized gain (loss) on investments	442,436	(391,979)	486,235	(847,970)	88,810	(101,195)	19,024	141,669
Reinvested capital gains	242,471	245,264	346,624	823,894	164,939	205,522	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	807,645	(3,410)	1,111,390	339,357	332,117	152,949	102,676	199,900

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	152,791	325,744	256,956	189,662	84,299	86,725	66,385	72,574
Transfers between funds	88,532	(288,594)	(18,169)	(185,889)	(3,327)	18,271	18,177	(78,205)
Surrenders (note 6)	(94,541)	(33,368)	(445,233)	(298,384)	(38,783)	(31,100)	(80,694)	(140,179)
Death Benefits (note 4)	-	(3,364)	(3,521)	(3,367)	-	(3,432)	(21,640)	-
Net policy repayments (loans) (note 5)	(49,643)	(1,581)	(53,070)	3,708	(18,198)	16,742	25,618	8,938
Deductions for surrender charges (note 2)	(1,432)	(1,433)	(5,906)	(7,206)	(1,392)	(17,082)	(705)	(1,815)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(103,312)	(105,866)	(133,820)	(138,308)	(69,615)	(67,696)	(50,523)	(54,275)
Asset charges (note 3)	(9,369)	(9,380)	(12,357)	(12,726)	(5,886)	(5,448)	(4,963)	(5,215)
Adjustments to maintain reserves	(4)	5	(28)	(14)	(14)	(111)	5	4

Net equity transactions	(16,978)	(117,837)	(415,148)	(452,524)	(52,916)	(3,131)	(48,340)	(198,173)

Net change in contract owners’ equity	790,667	(121,247)	696,242	(113,167)	279,201	149,818	54,336	1,727
Contract owners’ equity beginning of period	2,655,312	2,776,559	4,216,254	4,329,421	1,539,494	1,389,676	1,513,290	1,511,563

Contract owners’ equity end of period	$3,445,979	2,655,312	4,912,496	4,216,254	1,818,695	1,539,494	1,567,626	1,513,290

CHANGES IN UNITS:
Beginning units	143,017	149,827	218,381	244,566	91,976	92,230	74,657	85,128
Units purchased	14,988	18,082	9,282	13,715	5,210	6,891	4,579	6,726
Units redeemed	(16,286)	(24,892)	(28,562)	(39,900)	(8,069)	(7,145)	(6,793)	(17,197)

Ending units	141,719	143,017	199,101	218,381	89,117	91,976	72,443	74,657

	GEM		GIG		NVIE6		NVNMO1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$51,510	17,695	13,299	11,775	5,665	7,292	7,370	9,223
Realized gain (loss) on investments	20,993	(61,991)	817	(5,855)	22,110	4,810	6,217	105
Change in unrealized gain (loss) on investments	1,043,720	204,241	155,150	1,769	64,250	(10,041)	260,296	82,376
Reinvested capital gains	-	-	-	-	-	-	28,458	55,133

Net increase (decrease) in contract owners’ equity resulting from operations	1,116,223	159,945	169,266	7,689	92,025	2,061	302,341	146,837

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	408,294	212,473	44,538	67,812	-	178	16,541	16,641
Transfers between funds	902,894	108,798	106,516	69,687	(6,480)	(4,788)	5,734	(7,636)
Surrenders (note 6)	(177,491)	(116,684)	(23,382)	(5,100)	(35,237)	(1,613)	(5,022)	(3,305)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(18,782)	35,006	1,469	(5,975)	(22,922)	(3,314)	(21,091)	(2,217)
Deductions for surrender charges (note 2)	(5,903)	(5,659)	(343)	(161)	(286)	(7)	(543)	(154)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(133,688)	(95,144)	(25,728)	(24,277)	(11,765)	(12,144)	(12,647)	(12,644)
Asset charges (note 3)	(11,203)	(7,021)	(1,928)	(1,718)	(922)	(1,172)	(2,263)	(1,999)
Adjustments to maintain reserves	2	5	-	1	321	7	4	(3)

Net equity transactions	964,123	131,774	101,142	100,269	(77,291)	(22,853)	(19,287)	(11,317)

Net change in contract owners’ equity	2,080,346	291,719	270,408	107,958	14,734	(20,792)	283,054	135,520
Contract owners’ equity beginning of period	2,260,043	1,968,324	578,318	470,360	374,877	395,669	1,229,643	1,094,123

Contract owners’ equity end of period	$4,340,389	2,260,043	848,726	578,318	389,611	374,877	1,512,697	1,229,643

CHANGES IN UNITS:
Beginning units	256,317	240,457	60,531	49,659	39,468	41,921	75,355	76,170
Units purchased	125,774	47,279	14,065	15,776	-	-	1,310	1,261
Units redeemed	(34,210)	(31,419)	(4,896)	(4,904)	(7,188)	(2,453)	(2,417)	(2,076)

Ending units	347,881	256,317	69,700	60,531	32,280	39,468	74,248	75,355

	NVNSR2		NVCRA1		NVCRB1		NVCCA1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$19,470	23,159	55,190	77,158	31,879	49,695	73,952	102,572
Realized gain (loss) on investments	163,012	204,728	(10,508)	98,336	57,091	9,365	24,069	32,832
Change in unrealized gain (loss) on investments	103,899	(252,735)	391,767	(179,953)	45,417	(36,880)	240,323	(150,561)
Reinvested capital gains	327,699	335,562	273,869	267,991	100,414	85,151	266,133	276,418

Net increase (decrease) in contract owners’ equity resulting from operations	614,080	310,714	710,318	263,532	234,801	107,331	604,477	261,261

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	171,485	185,025	524,320	452,710	252,366	218,746	505,107	401,707
Transfers between funds	(92,103)	(51,545)	7,727	(322,632)	(320,306)	59,068	(39,980)	30,609
Surrenders (note 6)	(68,053)	(200,785)	(152,244)	(320,509)	(49,323)	(36,208)	(207,191)	(119,733)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(97,427)	(83,013)	6,251	(135,586)	(2,426)	198	20,239	40,940
Deductions for surrender charges (note 2)	(953)	(7,270)	(2,552)	(2,882)	(88)	(662)	(16,903)	(4,815)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(99,413)	(104,253)	(152,456)	(140,312)	(118,411)	(99,011)	(173,907)	(173,971)
Asset charges (note 3)	(10,353)	(11,312)	(17,205)	(14,928)	(9,483)	(8,013)	(17,655)	(16,271)
Adjustments to maintain reserves	6	4	(4)	(3)	(92)	5	(3)	(4)

Net equity transactions	(196,811)	(273,149)	213,837	(484,142)	(247,763)	134,123	69,707	158,462

Net change in contract owners’ equity	417,269	37,565	924,155	(220,610)	(12,962)	241,454	674,184	419,723
Contract owners’ equity beginning of period	3,442,467	3,404,902	3,420,872	3,641,482	1,921,767	1,680,313	3,822,442	3,402,719

Contract owners’ equity end of period	$3,859,736	3,442,467	4,345,027	3,420,872	1,908,805	1,921,767	4,496,626	3,822,442

CHANGES IN UNITS:
Beginning units	189,961	206,881	227,718	262,584	131,021	121,759	254,029	242,684
Units purchased	9,560	13,185	37,851	49,022	23,459	17,232	32,801	35,803
Units redeemed	(19,577)	(30,105)	(24,524)	(83,888)	(38,294)	(7,970)	(29,239)	(24,458)

Ending units	179,944	189,961	241,045	227,718	116,186	131,021	257,591	254,029

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$15,541	17,397	127,618	182,963	244,501	397,102	9,210	15,596
Realized gain (loss) on investments	(1,099)	(13,173)	88,125	173,913	(17,486)	(33,328)	(3,608)	4,690
Change in unrealized gain (loss) on investments	12,942	9,499	274,029	(331,190)	1,167,741	(486,892)	25,195	(12,665)
Reinvested capital gains	14,333	21,189	423,697	450,411	1,199,039	1,226,651	24,389	24,435

Net increase (decrease) in contract owners’ equity resulting from operations	41,717	34,912	913,469	476,097	2,593,795	1,103,533	55,186	32,056

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	59,679	57,009	503,158	592,623	861,716	915,664	61,567	37,916
Transfers between funds	4,364	(27,540)	(73,740)	(1,253,201)	(356,366)	(436,965)	(131,764)	(105,414)
Surrenders (note 6)	-	(4)	(569,570)	(218,894)	(938,860)	(606,979)	(61,998)	-
Death Benefits (note 4)	-	-	-	-	(18,976)	(50,628)	-	-
Net policy repayments (loans) (note 5)	328	1,187	(24,068)	(249,116)	(450,264)	122,075	(3,279)	365
Deductions for surrender charges (note 2)	-	(190)	(32,244)	(6,082)	(37,487)	(36,722)	(422)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(27,104)	(28,892)	(338,363)	(369,885)	(551,891)	(614,522)	(37,068)	(38,095)
Asset charges (note 3)	(2,237)	(2,680)	(25,968)	(28,544)	(50,448)	(56,150)	(1,977)	(2,547)
Adjustments to maintain reserves	12	(1)	(16)	(7)	(1)	(4)	4	-

Net equity transactions	35,042	(1,111)	(560,811)	(1,533,106)	(1,542,577)	(764,231)	(174,937)	(107,775)

Net change in contract owners’ equity	76,759	33,801	352,658	(1,057,009)	1,051,218	339,302	(119,751)	(75,719)
Contract owners’ equity beginning of period	645,924	612,123	6,702,756	7,759,765	15,124,416	14,785,114	566,832	642,551

Contract owners’ equity end of period	$722,683	645,924	7,055,414	6,702,756	16,175,634	15,124,416	447,081	566,832

CHANGES IN UNITS:
Beginning units	47,277	46,960	450,291	556,849	1,008,854	1,062,039	39,327	47,253
Units purchased	4,603	8,114	38,490	47,174	63,923	94,172	4,092	4,548
Units redeemed	(2,145)	(7,797)	(73,205)	(153,732)	(159,596)	(147,357)	(15,240)	(12,474)

Ending units	49,735	47,277	415,576	450,291	913,181	1,008,854	28,179	39,327

	NVCBD1		NVLCP1		TRF		GBF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$23,847	25,964	17,631	11,434	28,374	35,956	60,973	56,825
Realized gain (loss) on investments	4,856	24	(677)	(909)	175,395	229,948	(42,160)	(34,265)
Change in unrealized gain (loss) on investments	10,186	5,825	1,810	(3,497)	320,182	8,308	42,099	4,315
Reinvested capital gains	-	1,255	-	1,245	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,889	33,068	18,764	8,273	523,951	274,212	60,912	26,875

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	40,525	34,515	53,810	29,529	139,637	149,929	312,009	228,723
Transfers between funds	(91,199)	224,223	301,855	72,902	(60,044)	(51,848)	(62,410)	2,954
Surrenders (note 6)	(27,740)	(29,007)	(6,087)	-	(76,537)	(187,028)	(133,445)	(147,919)
Death Benefits (note 4)	-	-	(4,256)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,494)	(49,660)	(249)	6,084	(80,681)	(96,492)	(6,256)	(10,173)
Deductions for surrender charges (note 2)	(110)	(10,693)	(248)	-	(2,069)	(7,853)	(1,376)	(5,141)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(29,485)	(31,659)	(14,135)	(13,131)	(102,989)	(107,647)	(106,171)	(124,022)
Asset charges (note 3)	(2,737)	(3,035)	(1,547)	(1,022)	(7,547)	(8,349)	(8,936)	(10,540)
Adjustments to maintain reserves	(14)	(2)	(10)	7	30	(10)	17	4

Net equity transactions	(114,254)	134,682	329,133	94,369	(190,200)	(309,298)	(6,568)	(66,114)

Net change in contract owners’ equity	(75,365)	167,750	347,897	102,642	333,751	(35,086)	54,344	(39,239)
Contract owners’ equity beginning of period	886,826	719,076	366,357	263,715	2,615,578	2,650,664	2,908,499	2,947,738

Contract owners’ equity end of period	$811,461	886,826	714,254	366,357	2,949,329	2,615,578	2,962,843	2,908,499

CHANGES IN UNITS:
Beginning units	61,854	52,835	23,913	17,850	123,453	139,357	197,318	201,463
Units purchased	4,345	18,547	23,642	7,059	7,282	8,975	26,054	20,723
Units redeemed	(11,985)	(9,528)	(2,702)	(996)	(15,233)	(24,879)	(26,471)	(24,868)

Ending units	54,214	61,854	44,853	23,913	115,502	123,453	196,901	197,318

	GVIX2		GVIDA		NVDBL2		NVDCA2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$14,749	12,773	137,757	141,814	10,778	9,312	8,552	7,222
Realized gain (loss) on investments	(2,513)	(24,621)	573,764	329,647	2,662	57,177	7,358	7,186
Change in unrealized gain (loss) on investments	110,168	8,100	178,656	(331,899)	28,582	(46,282)	29,470	(1,552)
Reinvested capital gains	-	-	648,788	659,344	14,313	20,984	19,134	15,761

Net increase (decrease) in contract owners’ equity resulting from operations	122,404	(3,748)	1,538,965	798,906	56,335	41,191	64,514	28,617

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	16,394	16,680	626,452	647,130	22,231	33,466	48,246	17,463
Transfers between funds	11,585	4,973	(226,338)	(268,099)	157,785	17,397	58,983	1,907
Surrenders (note 6)	(46,245)	(115,993)	(595,328)	(198,414)	(3,069)	(3,440)	(58,294)	(28,697)
Death Benefits (note 4)	-	-	-	(2,417)	-	(458,644)	-	-
Net policy repayments (loans) (note 5)	(703)	18,383	(541,545)	(171,834)	(94)	(3,123)	29,191	(5,129)
Deductions for surrender charges (note 2)	(304)	(3,197)	(16,066)	(10,892)	(163)	(555)	(168)	(1,453)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(13,138)	(14,941)	(281,699)	(313,070)	(18,856)	(27,599)	(16,675)	(18,940)
Asset charges (note 3)	(1,317)	(1,301)	(25,857)	(29,852)	(1,784)	(2,553)	(1,568)	(1,724)
Adjustments to maintain reserves	4	(1)	423	219	(6)	9	12	(11)

Net equity transactions	(33,724)	(95,397)	(1,059,958)	(347,229)	156,044	(445,042)	59,727	(36,584)

Net change in contract owners’ equity	88,680	(99,145)	479,007	451,677	212,379	(403,851)	124,241	(7,967)
Contract owners’ equity beginning of period	507,965	607,110	8,917,328	8,465,651	454,311	858,162	407,354	415,321

Contract owners’ equity end of period	$596,645	507,965	9,396,335	8,917,328	666,690	454,311	531,595	407,354

CHANGES IN UNITS:
Beginning units	54,708	65,877	440,449	457,726	25,585	51,374	19,886	21,844
Units purchased	5,977	3,590	31,870	36,972	9,487	2,993	4,946	1,076
Units redeemed	(9,095)	(14,759)	(80,430)	(54,249)	(1,287)	(28,782)	(2,228)	(3,034)

Ending units	51,590	54,708	391,889	440,449	33,785	25,585	22,604	19,886

	GVIDC		GVIDM		GVDMA		GVDMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$14,687	17,096	433,561	502,337	713,236	737,281	28,757	28,437
Realized gain (loss) on investments	(5,564)	(2,276)	1,813,472	348,692	1,411,191	2,029,137	23,684	17,215
Change in unrealized gain (loss) on investments	20,289	4,720	(646,797)	(483,290)	1,814,270	(2,454,853)	17,735	(16,812)
Reinvested capital gains	16,073	19,233	1,444,473	1,441,626	2,809,606	3,106,092	65,424	53,295

Net increase (decrease) in contract owners’ equity resulting from operations	45,485	38,773	3,044,709	1,809,365	6,748,303	3,417,657	135,600	82,135

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	42,642	50,283	858,333	850,874	2,113,989	2,669,784	108,807	139,212
Transfers between funds	(58,024)	(96,343)	(503,553)	(265,486)	(1,134,825)	(2,515,938)	(96,087)	61,247
Surrenders (note 6)	(79,444)	-	(4,901,348)	(289,210)	(2,355,668)	(2,107,793)	(33,775)	(59,047)
Death Benefits (note 4)	(22,372)	(11,734)	(58,715)	(14,996)	(86,833)	(313,220)	-	-
Net policy repayments (loans) (note 5)	23,343	1,491	(19,739)	(12,350)	(517,708)	(8,647)	20,420	1,017
Deductions for surrender charges (note 2)	(846)	-	(28,926)	(9,496)	(49,798)	(109,179)	(829)	(590)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(42,483)	(52,328)	(816,311)	(849,974)	(1,285,537)	(1,445,257)	(108,731)	(104,933)
Asset charges (note 3)	(2,145)	(3,133)	(54,368)	(61,075)	(120,556)	(137,801)	(4,087)	(4,248)
Adjustments to maintain reserves	17	18	11	5	528	243	9	(3)

Net equity transactions	(139,312)	(111,746)	(5,524,616)	(651,708)	(3,436,408)	(3,967,808)	(114,273)	32,655

Net change in contract owners’ equity	(93,827)	(72,973)	(2,479,907)	1,157,657	3,311,895	(550,151)	21,327	114,790
Contract owners’ equity beginning of period	854,134	927,107	27,084,193	25,926,536	42,353,621	42,903,772	1,485,044	1,370,254

Contract owners’ equity end of period	$760,307	854,134	24,604,286	27,084,193	45,665,516	42,353,621	1,506,371	1,485,044

CHANGES IN UNITS:
Beginning units	55,075	62,329	1,466,860	1,504,455	2,157,528	2,370,910	86,389	84,257
Units purchased	4,078	3,450	45,834	50,520	112,382	144,640	6,261	9,222
Units redeemed	(12,764)	(10,704)	(332,675)	(88,115)	(276,182)	(358,022)	(12,411)	(7,090)

Ending units	46,389	55,075	1,180,019	1,466,860	1,993,728	2,157,528	80,239	86,389

	MCIF		SAM		SAM5		NVMIG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$47,914	43,696	23,427	377	5,264	258	27,793	30,137
Realized gain (loss) on investments	125,288	46,494	-	-	-	-	(16,366)	(67,905)
Change in unrealized gain (loss) on investments	189,012	221,892	-	-	-	-	496,206	(55,704)
Reinvested capital gains	260,829	314,813	-	124	-	18	-	45,501

Net increase (decrease) in contract owners’ equity resulting from operations	623,043	626,895	23,427	501	5,264	276	507,633	(47,971)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	185,562	241,630	435,568	446,754	3,009,579	1,817,735	131,365	146,573
Transfers between funds	445,487	183,609	(61,249)	1,022,965	(867,547)	(2,191,010)	(9,079)	(24,290)
Surrenders (note 6)	(176,254)	(284,059)	(299,563)	(1,801,589)	(60,987)	(73,395)	(62,342)	(199,276)
Death Benefits (note 4)	(13,488)	-	(34,247)	(14,229)	-	-	-	-
Net policy repayments (loans) (note 5)	(40,546)	(512)	115,556	(104,049)	(304,814)	1,869	(69,555)	(43,572)
Deductions for surrender charges (note 2)	(1,827)	(6,872)	(12,958)	(46,574)	-	(4)	(1,646)	(9,203)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(118,197)	(110,689)	(438,348)	(443,244)	(83,434)	(75,005)	(85,285)	(90,840)
Asset charges (note 3)	(11,731)	(10,425)	(31,249)	(35,146)	(7,567)	(5,485)	(5,681)	(6,646)
Adjustments to maintain reserves	3	12	(28)	-	2	8	(15)	7

Net equity transactions	269,009	12,694	(326,518)	(975,112)	1,685,232	(525,287)	(102,238)	(227,247)

Net change in contract owners’ equity	892,052	639,589	(303,091)	(974,611)	1,690,496	(525,011)	405,395	(275,218)
Contract owners’ equity beginning of period	3,856,827	3,217,238	5,688,195	6,662,806	355,219	880,230	1,992,762	2,267,980

Contract owners’ equity end of period	$4,748,879	3,856,827	5,385,104	5,688,195	2,045,715	355,219	2,398,157	1,992,762

CHANGES IN UNITS:
Beginning units	132,413	132,864	495,360	580,279	35,511	88,023	208,871	232,674
Units purchased	21,004	13,671	65,291	156,518	352,955	182,437	14,637	18,879
Units redeemed	(12,597)	(14,122)	(93,654)	(241,437)	(184,917)	(234,949)	(23,652)	(42,682)

Ending units	140,820	132,413	466,997	495,360	203,549	35,511	199,856	208,871

	GVDIVI		NVMLG1		NVMLV1		NVMMG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$37,740	35,820	17,085	34,630	30,661	32,144	-	-
Realized gain (loss) on investments	(3,453)	(19,770)	82,593	181,100	24,503	21,824	65,660	104,562
Change in unrealized gain (loss) on investments	248,417	48,022	923,660	(719,200)	111,236	24,406	615,678	(258,646)
Reinvested capital gains	-	-	196,824	592,194	106,358	190,989	181,539	343,162

Net increase (decrease) in contract owners’ equity resulting from operations	282,704	64,072	1,220,162	88,724	272,758	269,363	862,877	189,078

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	69,286	66,617	196,233	158,497	80,532	87,205	129,267	134,804
Transfers between funds	26,456	19,236	(1,554)	(320,941)	50,883	(101,520)	(70,236)	75,533
Surrenders (note 6)	(20,897)	(26,677)	(96,692)	(231,544)	(49,518)	(39,213)	(117,449)	(333,898)
Death Benefits (note 4)	-	-	(15,530)	(5,080)	-	-	-	-
Net policy repayments (loans) (note 5)	(22,702)	8,771	(34,150)	(34,371)	8,135	1,726	(26,843)	(38,892)
Deductions for surrender charges (note 2)	(228)	(1,466)	(1,444)	(10,522)	(711)	(2,115)	(2,846)	(10,739)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(44,640)	(43,460)	(127,528)	(137,900)	(64,145)	(63,719)	(118,453)	(121,945)
Asset charges (note 3)	(3,341)	(3,209)	(10,746)	(11,468)	(5,143)	(5,166)	(8,953)	(9,501)
Adjustments to maintain reserves	(8)	6	3	6	(11)	(5)	5	(1)

Net equity transactions	3,926	19,818	(91,408)	(593,323)	20,022	(122,807)	(215,508)	(304,639)

Net change in contract owners’ equity	286,630	83,890	1,128,754	(504,599)	292,780	146,556	647,369	(115,561)
Contract owners’ equity beginning of period	1,229,537	1,145,647	4,104,200	4,608,799	1,863,606	1,717,050	3,141,862	3,257,423

Contract owners’ equity end of period	$1,516,167	1,229,537	5,232,954	4,104,200	2,156,386	1,863,606	3,789,231	3,141,862

CHANGES IN UNITS:
Beginning units	135,214	132,572	242,099	277,817	108,614	116,434	183,593	202,652
Units purchased	11,089	12,100	11,549	11,853	9,610	6,815	10,112	15,269
Units redeemed	(10,662)	(9,458)	(16,570)	(47,571)	(8,497)	(14,635)	(20,363)	(34,328)

Ending units	135,641	135,214	237,078	242,099	109,727	108,614	173,342	183,593

	NVMMV1		NVMMV2		SCGF		SCVF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,143	949	37,977	43,085	-	-	7,442	8,355
Realized gain (loss) on investments	(112)	(389)	35,338	42,227	(124,425)	998	60,370	42,055
Change in unrealized gain (loss) on investments	5,363	2,492	189,510	149,611	377,039	(165,598)	(11,596)	133,080
Reinvested capital gains	4,833	2,929	179,045	279,521	8,741	255,214	73,593	128,801

Net increase (decrease) in contract owners’ equity resulting from operations	11,227	5,981	441,870	514,444	261,355	90,614	129,809	312,291

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	21,094	16,240	127,148	142,058	82,136	75,912	61,375	47,678
Transfers between funds	(10,874)	40,874	(73,620)	(15,485)	(29,420)	19,010	3,924	138,045
Surrenders (note 6)	-	-	(68,241)	(292,600)	(238,866)	(42,746)	(105,131)	(32,813)
Death Benefits (note 4)	-	-	-	-	(6,281)	-	-	-
Net policy repayments (loans) (note 5)	(21)	(2,818)	(92,579)	(9,543)	2,103	597	(13,089)	(15,597)
Deductions for surrender charges (note 2)	-	-	(996)	(7,441)	(1,862)	(1,390)	(1,608)	(1,268)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(5,516)	(3,520)	(98,470)	(107,587)	(49,785)	(49,454)	(40,277)	(39,399)
Asset charges (note 3)	(537)	(221)	(8,322)	(9,440)	(3,634)	(3,667)	(3,890)	(3,824)
Adjustments to maintain reserves	(5)	1	19	5	(3)	(4)	17	(2)

Net equity transactions	4,141	50,556	(215,061)	(300,033)	(245,612)	(1,742)	(98,679)	92,820

Net change in contract owners’ equity	15,368	56,537	226,809	214,411	15,743	88,872	31,130	405,111
Contract owners’ equity beginning of period	77,158	20,621	3,254,614	3,040,203	1,229,400	1,140,528	1,480,887	1,075,776

Contract owners’ equity end of period	$92,526	77,158	3,481,423	3,254,614	1,245,143	1,229,400	1,512,017	1,480,887

CHANGES IN UNITS:
Beginning units	3,989	1,255	149,745	164,489	61,839	62,133	56,985	52,131
Units purchased	1,165	3,112	6,927	8,545	5,801	5,509	4,490	9,709
Units redeemed	(956)	(378)	(15,963)	(23,289)	(17,505)	(5,803)	(8,127)	(4,855)

Ending units	4,198	3,989	140,709	149,745	50,135	61,839	53,348	56,985

	SCF		MSBF		NVSTB1		NVSTB2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$—	6,636	108,629	77,722	1,893	1,731	13,962	12,962
Realized gain (loss) on investments	57,145	104,342	35,994	24,934	264	(554)	(540)	(553)
Change in unrealized gain (loss) on investments	82,703	20,829	2,409	91,119	(353)	1,820	(1,135)	6,648
Reinvested capital gains	163,109	301,793	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	302,957	433,600	147,032	193,775	1,804	2,997	12,287	19,057

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	114,348	95,543	96,924	123,548	16,443	27,522	14,821	15,134
Transfers between funds	13,898	(6,719)	(171,116)	108,093	3,777	(22,310)	104,947	9,053
Surrenders (note 6)	(88,988)	(171,617)	(96,307)	(265,336)	—	(7,313)	(43,647)	(34,113)
Death Benefits (note 4)	(6,682)	—	—	—	—	—	(1,872)	—
Net policy repayments (loans) (note 5)	2,647	23,874	6,816	12,444	—	—	19,067	40,161
Deductions for surrender charges (note 2)	(1,223)	(2,938)	(2,553)	(8,112)	—	—	(577)	(4,490)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(75,351)	(75,939)	(89,271)	(101,782)	(7,125)	(13,401)	(45,570)	(38,187)
Asset charges (note 3)	(6,502)	(6,454)	(7,036)	(8,422)	(391)	(558)	(1,883)	(2,179)
Adjustments to maintain reserves	(41)	(87)	(5)	3	(1)	—	11	35

Net equity transactions	(47,894)	(144,337)	(262,548)	(139,564)	12,703	(16,060)	45,297	(14,586)

Net change in contract owners’ equity	255,063	289,263	(115,516)	54,211	14,507	(13,063)	57,584	4,471
Contract owners’ equity beginning of period	2,261,282	1,972,019	2,457,615	2,403,404	88,368	101,431	786,352	781,881

Contract owners’ equity end of period	$2,516,345	2,261,282	2,342,099	2,457,615	102,875	88,368	843,936	786,352

CHANGES IN UNITS:
Beginning units	87,908	94,166	149,972	159,345	8,359	9,858	66,901	68,178
Units purchased	5,633	5,964	8,343	12,801	6,383	3,450	15,454	7,393
Units redeemed	(7,343)	(12,222)	(23,902)	(22,174)	(5,197)	(4,949)	(11,671)	(8,670)

Ending units	86,198	87,908	134,413	149,972	9,545	8,359	70,684	66,901

	NVOLG1		NVIDAP		NVDBLP		NVDCAP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$77,096	110,001	17,583	10,848	6,815	5,988	7,664	6,581
Realized gain (loss) on investments	301,476	332,324	8,087	2,849	2,021	1,194	462	(903)
Change in unrealized gain (loss) on investments	3,099,426	(3,249,429)	47,840	(4,161)	18,162	3,688	31,620	5,832
Reinvested capital gains	385,061	3,331,474	65,336	42,428	7,982	6,257	15,152	12,713

Net increase (decrease) in contract owners’ equity resulting from operations	3,863,059	524,370	138,846	51,964	34,980	17,127	54,898	24,223

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	676,458	827,049	381,508	163,745	75,759	97,135	102,158	72,312
Transfers between funds	(586,926)	14,503	57,130	11,866	1,059	3,268	1,700	32,753
Surrenders (note 6)	(901,889)	(853,983)	—	—	(12,786)	(5,107)	(10,903)	(93)
Death Benefits (note 4)	(17,734)	(17,574)	—	—	—	—	—	—
Net policy repayments (loans) (note 5)	(95,443)	(23,279)	(31,433)	(2)	312	(11,854)	(1,503)	(2,364)
Deductions for surrender charges (note 2)	(11,797)	(25,699)	—	(377)	(680)	(1,857)	(1,846)	(645)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(566,766)	(577,660)	(75,620)	(57,632)	(36,752)	(37,145)	(44,354)	(31,911)
Asset charges (note 3)	(40,326)	(43,416)	(6,176)	(3,762)	(2,512)	(2,017)	(3,061)	(2,319)
Adjustments to maintain reserves	298	16	(6)	(4)	2	2	—	(9)

Net equity transactions	(1,544,125)	(700,043)	325,403	113,834	24,402	42,425	42,191	67,724

Net change in contract owners’ equity	2,318,934	(175,673)	464,249	165,798	59,382	59,552	97,089	91,947
Contract owners’ equity beginning of period	14,812,940	14,988,613	617,135	451,337	296,003	236,451	338,478	246,531

Contract owners’ equity end of period	$17,131,874	14,812,940	1,081,384	617,135	355,385	296,003	435,567	338,478

CHANGES IN UNITS:
Beginning units	554,649	581,611	40,461	32,409	22,662	19,264	24,017	18,883
Units purchased	28,242	46,698	26,214	12,455	5,621	8,024	6,944	7,922
Units redeemed	(79,025)	(73,660)	(6,922)	(4,403)	(3,830)	(4,626)	(4,085)	(2,788)

Ending units	503,866	554,649	59,753	40,461	24,453	22,662	26,876	24,017

	NVIDCP		NVIDMP		NVDMAP		NVDMCP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,229	3,670	38,882	36,905	23,435	20,863	6,043	5,283
Realized gain (loss) on investments	(2,274)	(1,226)	18,842	11,132	10,665	5,891	(287)	(425)
Change in unrealized gain (loss) on investments	5,993	843	64,841	(23,442)	73,611	(20,529)	6,808	(397)
Reinvested capital gains	2,851	3,119	120,596	93,371	83,543	76,825	12,352	8,791

Net increase (decrease) in contract owners’ equity resulting from operations	9,799	6,406	243,161	117,966	191,254	83,050	24,916	13,252

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	43,728	51,042	233,111	274,278	240,597	280,315	52,440	50,317
Transfers between funds	(54,798)	(8,617)	18,314	(35,607)	19,668	23,315	1,169	693
Surrenders (note 6)	(17,329)	(687)	(58,430)	(756)	(65,505)	(10,397)	(441)	(938)
Death Benefits (note 4)	—	—	—	—	—	—	—	—
Net policy repayments (loans) (note 5)	(1,196)	(38)	(40,815)	(2,804)	(1,523)	(156)	315	(300)
Deductions for surrender charges (note 2)	(1,008)	(1,933)	(2,796)	(586)	(3,444)	(7,432)	(125)	(3,823)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,151)	(11,969)	(118,374)	(116,002)	(107,896)	(101,134)	(20,055)	(20,117)
Asset charges (note 3)	(887)	(744)	(12,874)	(10,937)	(8,314)	(6,400)	(1,694)	(1,423)
Adjustments to maintain reserves	4	2	(5)	—	(47)	(97)	4	(11)

Net equity transactions	(43,637)	27,056	18,131	107,586	73,536	178,014	31,613	24,398

Net change in contract owners’ equity	(33,838)	33,462	261,292	225,552	264,790	261,064	56,529	37,650
Contract owners’ equity beginning of period	187,914	154,452	1,817,807	1,592,255	1,090,203	829,139	249,691	212,041

Contract owners’ equity end of period	$154,076	187,914	2,079,099	1,817,807	1,354,993	1,090,203	306,220	249,691

CHANGES IN UNITS:
Beginning units	16,052	13,767	133,300	125,261	75,049	62,008	19,735	17,737
Units purchased	3,633	4,829	17,410	22,877	16,586	22,354	4,064	4,180
Units redeemed	(7,256)	(2,544)	(15,978)	(14,838)	(11,802)	(9,313)	(1,662)	(2,182)

Ending units	12,429	16,052	134,732	133,300	79,833	75,049	22,137	19,735

	NVTIV3		EIF		NVRE1		NVLCAP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$42,209	40,363	111,108	84,463	86,196	86,699	1,105	814
Realized gain (loss) on investments	(13,140)	(96,276)	127,851	303,192	(345,179)	(312,675)	97	(205)
Change in unrealized gain (loss) on investments	398,627	40,897	344,708	137,157	453,363	180,996	7,471	2,944
Reinvested capital gains	-	27,674	-	-	64,592	345,743	677	299

Net increase (decrease) in contract owners’ equity resulting from operations	427,696	12,658	583,667	524,812	258,972	300,763	9,350	3,852

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	134,501	150,557	290,787	156,399	236,383	241,646	3,339	26,859
Transfers between funds	(41,632)	(32,108)	38,677	(144,025)	(330,527)	(89,648)	(448)	2,112
Surrenders (note 6)	(69,557)	(172,555)	(152,636)	(289,799)	(241,714)	(275,895)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(69,950)	(38,875)	(49,224)	(18,950)	7,720	16,528	-	-
Deductions for surrender charges (note 2)	(876)	(7,011)	(1,821)	(6,799)	(7,715)	(11,292)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(78,588)	(80,855)	(113,992)	(114,131)	(153,436)	(183,871)	(1,901)	(1,280)
Asset charges (note 3)	(5,486)	(6,157)	(8,429)	(8,903)	(11,919)	(14,648)	(252)	(148)
Adjustments to maintain reserves	(4)	5	(3)	(11)	8	(9)	(5)	6

Net equity transactions	(131,592)	(186,999)	3,359	(426,219)	(501,200)	(317,189)	733	27,549

Net change in contract owners’ equity	296,104	(174,341)	587,026	98,593	(242,228)	(16,426)	10,083	31,401
Contract owners’ equity beginning of period	1,905,875	2,080,216	3,284,538	3,185,945	4,199,117	4,215,543	52,227	20,826

Contract owners’ equity end of period	$2,201,979	1,905,875	3,871,564	3,284,538	3,956,889	4,199,117	62,310	52,227

CHANGES IN UNITS:
Beginning units	122,506	135,204	153,650	175,696	262,401	282,782	4,083	1,816
Units purchased	9,319	11,847	11,696	9,771	16,939	18,255	228	2,387
Units redeemed	(16,487)	(24,545)	(11,856)	(31,817)	(47,159)	(38,636)	(182)	(120)

Ending units	115,338	122,506	153,490	153,650	232,181	262,401	4,129	4,083

	NVLMP		NVSIX2		GVEX1		AMTB
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$4,585	2,568	5,417	3,419	102,909	68,936	16,932	13,424
Realized gain (loss) on investments	984	(789)	(7,128)	(4,442)	349,491	58,285	(19,270)	(12,691)
Change in unrealized gain (loss) on investments	20,468	10,582	56,522	18,920	399,383	149,299	17,510	16,328
Reinvested capital gains	4,842	2,134	22,205	30,771	116,469	59,621	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,879	14,495	77,016	48,668	968,252	336,141	15,172	17,061

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	62,921	60,987	50,689	41,450	552,232	508,610	58,628	63,526
Transfers between funds	65,801	11,717	102,014	178,254	1,334,677	793,093	(618,558)	639,743
Surrenders (note 6)	-	-	-	(2,479)	(320)	(488,250)	(82,299)	(59,098)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1,132	333	(5,685)	(939)	(8,903)	(4,416)	(5,135)	(39,538)
Deductions for surrender charges (note 2)	-	-	-	(93)	(1,182)	(6,335)	(3,942)	(1,968)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(17,658)	(15,711)	(21,047)	(13,421)	(209,016)	(146,997)	(67,078)	(59,498)
Asset charges (note 3)	(1,647)	(1,090)	(2,304)	(912)	(19,641)	(12,930)	(4,877)	(4,252)
Adjustments to maintain reserves	(3)	(1)	-	9	4	4	220	(5)

Net equity transactions	110,546	56,235	123,667	201,869	1,647,851	642,779	(723,041)	538,910

Net change in contract owners’ equity	141,425	70,730	200,683	250,537	2,616,103	978,920	(707,869)	555,971
Contract owners’ equity beginning of period	185,480	114,750	457,340	206,803	3,770,880	2,791,960	1,937,818	1,381,847

Contract owners’ equity end of period	$326,905	185,480	658,023	457,340	6,386,983	3,770,880	1,229,949	1,937,818

CHANGES IN UNITS:
Beginning units	15,076	10,163	30,006	16,400	248,793	205,693	157,175	113,447
Units purchased	9,825	6,645	14,451	15,126	122,501	73,357	8,428	57,970
Units redeemed	(1,593)	(1,732)	(6,646)	(1,520)	(24,547)	(30,257)	(66,724)	(14,242)

Ending units	23,308	15,076	37,811	30,006	346,747	248,793	98,879	157,175

	AMMCGS		AMSRS		NOTB3		NOTG3
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	4,038	5,262	3,137	1,943	2,794	2,263
Realized gain (loss) on investments	623	(566)	39,523	78,461	(115)	(692)	1,974	(1,020)
Change in unrealized gain (loss) on investments	49,303	(1,354)	64,720	(48,255)	15,464	4,946	21,644	5,971
Reinvested capital gains	5,410	11,119	29,065	27,018	328	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,336	9,199	137,346	62,486	18,814	6,197	26,412	7,214

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	8,441	8,067	34,843	43,460	75,944	64,292	38,951	35,293
Transfers between funds	(6,504)	(1,300)	(49,643)	(212,191)	5,308	10,220	12,642	2,599
Surrenders (note 6)	-	(152)	(27,767)	(20,838)	(10,167)	(470)	(65,856)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	60	(823)	6,073	2,458	-	-	(162)	(141)
Deductions for surrender charges (note 2)	-	(4)	(1,511)	-	(2,043)	(1,526)	(4,912)	(314)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(5,634)	(5,725)	(28,732)	(32,715)	(10,028)	(9,788)	(16,630)	(12,304)
Asset charges (note 3)	(545)	(587)	(2,289)	(2,538)	(1,272)	(810)	(1,153)	(930)
Adjustments to maintain reserves	(9)	4	11	20	(6)	4	-	-

Net equity transactions	(4,191)	(520)	(69,015)	(222,344)	57,736	61,922	(37,120)	24,203

Net change in contract owners’ equity	51,145	8,679	68,331	(159,858)	76,550	68,119	(10,708)	31,417
Contract owners’ equity beginning of period	226,585	217,906	773,577	933,435	151,140	83,021	148,321	116,904

Contract owners’ equity end of period	$277,730	226,585	841,908	773,577	227,690	151,140	137,613	148,321

CHANGES IN UNITS:
Beginning units	22,660	22,699	32,732	43,391	14,041	8,177	14,025	11,663
Units purchased	785	883	2,204	2,374	7,127	7,066	4,648	3,777
Units redeemed	(1,147)	(922)	(4,856)	(13,033)	(2,040)	(1,202)	(7,594)	(1,415)

Ending units	22,298	22,660	30,080	32,732	19,128	14,041	11,079	14,025

	NOTMG3		OVGS		OVIG		OVGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,622	1,884	38,967	36,051	17,910	2,943	61,580	52,155
Realized gain (loss) on investments	(103)	(748)	8,979	(60,405)	8,912	(1,682)	319,490	436,569
Change in unrealized gain (loss) on investments	17,502	6,002	1,228,246	(203,379)	161,324	(7,649)	315,635	(525,641)
Reinvested capital gains	-	-	-	228,511	-	6,260	82,618	554,372

Net increase (decrease) in contract owners’ equity resulting from operations	20,021	7,138	1,276,192	778	188,146	(128)	779,323	517,455

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	50,739	35,816	351,893	290,978	63,177	70,782	267,295	391,380
Transfers between funds	4,883	10,095	73,066	(18,457)	893,007	269,416	63,913	139,268
Surrenders (note 6)	(38,367)	-	(290,242)	(196,153)	(84,011)	-	(418,045)	(304,566)
Death Benefits (note 4)	-	-	(8,433)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(38,944)	30,961	7,528	(1,549)	(88,600)	(92,030)
Deductions for surrender charges (note 2)	(3,448)	-	(3,930)	(7,065)	(2,171)	-	(4,519)	(12,066)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(17,853)	(16,702)	(137,852)	(135,563)	(44,600)	(8,462)	(176,912)	(183,696)
Asset charges (note 3)	(1,132)	(902)	(11,952)	(11,292)	(4,309)	(819)	(12,889)	(14,216)
Adjustments to maintain reserves	5	(3)	(2)	(3)	(3)	(1)	10	(6)

Net equity transactions	(5,173)	28,304	(66,396)	(46,594)	828,618	329,367	(369,747)	(75,932)

Net change in contract owners’ equity	14,848	35,442	1,209,796	(45,816)	1,016,764	329,239	409,576	441,523
Contract owners’ equity beginning of period	139,096	103,654	3,579,358	3,625,174	464,548	135,309	4,803,252	4,361,729

Contract owners’ equity end of period	$153,944	139,096	4,789,154	3,579,358	1,481,312	464,548	5,212,828	4,803,252

CHANGES IN UNITS:
Beginning units	12,793	10,119	228,528	231,643	50,417	14,374	206,612	209,415
Units purchased	4,791	4,354	29,897	23,292	89,098	37,245	14,519	40,499
Units redeemed	(5,146)	(1,680)	(34,687)	(26,407)	(12,217)	(1,202)	(29,332)	(43,302)

Ending units	12,438	12,793	223,738	228,528	127,298	50,417	191,799	206,612

	OVSC		OVSB		PMVAAA		PMVRSA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$27,045	12,989	8,775	18,753	23,298	12,166	5,873	503
Realized gain (loss) on investments	58,190	66,087	(6,257)	(11,152)	(5,253)	(9,851)	(255)	(10,132)
Change in unrealized gain (loss) on investments	170,082	270,322	20,834	16,659	44,526	50,089	(3,928)	15,610
Reinvested capital gains	166,019	96,297	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	421,336	445,695	23,352	24,260	62,571	52,404	1,690	5,981

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	203,963	231,711	27,972	34,699	77,287	74,647	11,964	12,179
Transfers between funds	139,573	116,268	(1,842)	(17,728)	(82,795)	29,406	607	7,672
Surrenders (note 6)	(134,178)	(114,367)	(8,009)	(24,558)	(10,117)	-	(1)	(1)
Death Benefits (note 4)	-	(75,250)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(28,935)	(32,111)	551	(917)	74	35	(103)	(6)
Deductions for surrender charges (note 2)	(1,098)	(1,363)	(235)	(1,610)	(2,033)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(111,579)	(110,041)	(18,124)	(22,697)	(17,550)	(18,232)	(2,963)	(3,004)
Asset charges (note 3)	(7,645)	(7,498)	(1,151)	(1,259)	(2,647)	(2,299)	(213)	(177)
Adjustments to maintain reserves	(52)	(34)	1	(6)	-	(3)	(4)	(1)

Net equity transactions	60,049	7,315	(837)	(34,076)	(37,781)	83,554	9,287	16,662

Net change in contract owners’ equity	481,385	453,010	22,515	(9,816)	24,790	135,958	10,977	22,643
Contract owners’ equity beginning of period	2,951,561	2,498,551	373,168	382,984	493,966	358,008	52,293	29,650

Contract owners’ equity end of period	$3,432,946	2,951,561	395,683	373,168	518,756	493,966	63,270	52,293

CHANGES IN UNITS:
Beginning units	106,704	106,633	34,280	37,480	44,494	36,417	8,226	5,371
Units purchased	13,499	11,697	3,582	3,506	6,482	10,475	2,517	3,472
Units redeemed	(11,486)	(11,626)	(3,659)	(6,706)	(9,822)	(2,398)	(1,000)	(617)

Ending units	108,717	106,704	34,203	34,280	41,154	44,494	9,743	8,226

	PMVFBA		PMVLDA		PMVTRA		GVGMNS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$8,099	9,776	36,893	40,185	34,206	28,079	52	50
Realized gain (loss) on investments	2,938	(14,153)	(35,094)	(21,268)	(26,127)	(19,145)	269	(75)
Change in unrealized gain (loss) on investments	40,146	62,640	35,246	19,233	77,417	26,530	1,489	767
Reinvested capital gains	-	-	-	-	-	-	445	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,183	58,263	37,045	38,150	85,496	35,464	2,255	742

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	39,925	87,995	132,500	203,270	121,418	117,934	1,769	2,298
Transfers between funds	(20,742)	(834,580)	(119,741)	338,149	(870,134)	1,121,896	48	43
Surrenders (note 6)	(28,433)	(62,883)	(78,523)	(169,252)	(172,049)	(48,072)	(4)	-
Death Benefits (note 4)	-	(11,304)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1,325	(439)	(17,562)	(30,976)	20,316	3,940	(108)	(91)
Deductions for surrender charges (note 2)	(23)	(947)	(1,713)	(3,294)	(7,782)	(73)	(1,210)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(23,085)	(47,510)	(114,630)	(117,913)	(103,951)	(85,195)	(2,751)	(2,778)
Asset charges (note 3)	(1,763)	(3,554)	(8,936)	(9,400)	(7,233)	(5,706)	(120)	(115)
Adjustments to maintain reserves	49	123	138	(221)	429	(22)	(1)	5

Net equity transactions	(32,747)	(873,099)	(208,467)	210,363	(1,018,986)	1,104,702	(2,377)	(638)

Net change in contract owners’ equity	18,436	(814,836)	(171,422)	248,513	(933,490)	1,140,166	(122)	104
Contract owners’ equity beginning of period	504,829	1,319,665	2,915,145	2,666,632	2,384,159	1,243,993	17,956	17,852

Contract owners’ equity end of period	$523,265	504,829	2,743,723	2,915,145	1,450,669	2,384,159	17,834	17,956

CHANGES IN UNITS:
Beginning units	40,867	110,041	228,594	212,047	204,109	109,359	1,501	1,557
Units purchased	4,295	7,520	29,036	47,093	16,422	113,780	182	236
Units redeemed	(6,947)	(76,694)	(45,369)	(30,546)	(102,164)	(19,030)	(365)	(292)

Ending units	38,215	40,867	212,261	228,594	118,367	204,109	1,318	1,501

	PVEIB		PVGOB		RVARS		TRHSP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	4	-	-	154	-	-
Realized gain (loss) on investments	448	-	61	-	383	2,749	(3,101)	(65,162)
Change in unrealized gain (loss) on investments	-	-	2,638	23	8,291	(3,659)	155,494	(14,760)
Reinvested capital gains	-	-	49	-	-	-	37,027	5,691

Net increase (decrease) in contract owners’ equity resulting from operations	448	-	2,752	23	8,674	(756)	189,420	(74,231)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	(74)	-	583	19	41,481	12,550	237,917	184,479
Transfers between funds	(338)	-	13,660	3,273	115,574	(43,622)	(249,651)	180,047
Surrenders (note 6)	-	-	-	-	(40,282)	(784)	(11,509)	(10,336)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(61)	-	(13)	(205)	(4,549)	(6,715)
Deductions for surrender charges (note 2)	-	-	-	-	(2,039)	(1,031)	(4,673)	(2,158)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(41)	-	(238)	(12)	(11,737)	(16,009)	(53,212)	(55,061)
Asset charges (note 3)	(13)	-	(30)	(1)	(907)	(861)	(4,126)	(3,588)
Adjustments to maintain reserves	18	-	(1)	5	(7)	(4)	(20)	1

Net equity transactions	(448)	-	13,913	3,284	102,070	(49,966)	(89,823)	286,669

Net change in contract owners’ equity	-	-	16,665	3,307	110,744	(50,722)	99,597	212,438
Contract owners’ equity beginning of period	-	-	3,307	-	161,328	212,050	783,859	571,421

Contract owners’ equity end of period	$-	-	19,972	3,307	272,072	161,328	883,456	783,859

CHANGES IN UNITS:
Beginning units	-	-	326	-	15,215	19,902	35,572	23,213
Units purchased	-	-	1,206	327	16,837	2,021	10,250	20,891
Units redeemed	-	-	(28)	(1)	(7,302)	(6,708)	(14,398)	(8,532)

Ending units	-	-	1,504	326	24,750	15,215	31,424	35,572

	TRHS2		VWHA		WRASP		WRBP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	5,757	64,614	26,647	45	72
Realized gain (loss) on investments	(89,990)	302,754	92,003	(204,979)	(98,441)	(256,963)	(89)	(1,103)
Change in unrealized gain (loss) on investments	526,982	(772,772)	(70,638)	829,553	750,758	98,685	278	333
Reinvested capital gains	112,653	16,025	-	-	-	-	80	781

Net increase (decrease) in contract owners’ equity resulting from operations	549,645	(453,993)	21,365	630,331	716,931	(131,631)	314	83

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	190,493	186,763	106,062	269,483	264,357	309,380	1,533	1,213
Transfers between funds	183,291	(2,127,015)	408,444	(805,949)	(374,293)	(379,932)	140	172
Surrenders (note 6)	(205,316)	(373,348)	(118,969)	(79,133)	(471,553)	(403,307)	-	(2,386)
Death Benefits (note 4)	-	-	-	(3,836)	(36,794)	(4,133)	-	-
Net policy repayments (loans) (note 5)	(31,148)	(18,368)	7,191	2,326	6,252	548	-	-
Deductions for surrender charges (note 2)	(1,380)	(8,264)	(3,032)	(3,205)	(11,920)	(15,898)	-	(1,091)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(61,658)	(83,834)	(66,262)	(113,361)	(194,216)	(222,434)	(712)	(837)
Asset charges (note 3)	(5,258)	(8,102)	(5,102)	(8,652)	(12,200)	(14,867)	(17)	(30)
Adjustments to maintain reserves	(3)	25	(7)	1	3	2	(2)	-

Net equity transactions	69,021	(2,432,143)	328,325	(742,326)	(830,364)	(730,641)	942	(2,959)

Net change in contract owners’ equity	618,666	(2,886,136)	349,690	(111,995)	(113,433)	(862,272)	1,256	(2,876)
Contract owners’ equity beginning of period	2,099,845	4,985,981	1,122,784	1,234,779	4,320,373	5,182,645	2,336	5,212

Contract owners’ equity end of period	$2,718,511	2,099,845	1,472,474	1,122,784	4,206,940	4,320,373	3,592	2,336

CHANGES IN UNITS:
Beginning units	68,837	145,936	133,664	211,248	356,193	416,310	134	305
Units purchased	7,432	5,167	73,401	47,270	21,647	30,067	91	81
Units redeemed	(6,266)	(82,266)	(28,743)	(124,854)	(84,583)	(90,184)	(40)	(252)

Ending units	70,003	68,837	178,322	133,664	293,257	356,193	185	134

	WRBDP		WRGNR		WRHIP		WRMCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$47	62	2	9	68,511	71,555	-	-
Realized gain (loss) on investments	(13)	(9)	(25)	(39)	(25,574)	(28,303)	(2,702)	(24,874)
Change in unrealized gain (loss) on investments	63	46	82	309	34,542	102,956	58,948	20,278
Reinvested capital gains	21	7	-	-	-	-	7,838	17,322

Net increase (decrease) in contract owners’ equity resulting from operations	118	106	59	279	77,479	146,208	64,084	12,726

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	459	459	306	306	118,892	91,532	12,891	17,864
Transfers between funds	-	-	-	-	(141,436)	103,361	17,857	(102,623)
Surrenders (note 6)	-	-	-	-	(78,504)	(57,481)	(44,658)	(67,462)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	5,653	480	(930)	461
Deductions for surrender charges (note 2)	-	-	-	-	(2,757)	(21)	(432)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(142)	(153)	(77)	(77)	(58,583)	(57,693)	(9,941)	(11,337)
Asset charges (note 3)	(18)	(16)	(10)	(8)	(3,490)	(3,223)	(789)	(916)
Adjustments to maintain reserves	(7)	2	(5)	5	2	(5)	(9)	17

Net equity transactions	292	292	214	226	(160,223)	76,950	(26,011)	(163,996)

Net change in contract owners’ equity	410	398	273	505	(82,744)	223,158	38,073	(151,270)
Contract owners’ equity beginning of period	2,971	2,573	1,745	1,240	1,140,568	917,410	274,126	425,396

Contract owners’ equity end of period	$3,381	2,971	2,018	1,745	1,057,824	1,140,568	312,199	274,126

CHANGES IN UNITS:
Beginning units	212	191	284	250	55,419	51,791	12,274	20,212
Units purchased	31	33	50	50	6,180	10,623	1,249	898
Units redeemed	(11)	(12)	(15)	(16)	(13,418)	(6,995)	(2,507)	(8,836)

Ending units	232	212	319	284	48,181	55,419	11,016	12,274

	WRPAP		WRPMAP		WRSTP		WRSCP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$86	114	62	94	-	-	-	-
Realized gain (loss) on investments	(72)	(33)	(51)	(74)	236	79	14	(9)
Change in unrealized gain (loss) on investments	1,059	(431)	731	(243)	694	(156)	451	(151)
Reinvested capital gains	665	749	449	515	443	145	60	204

Net increase (decrease) in contract owners’ equity resulting from operations	1,738	399	1,191	292	1,373	68	525	44

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,650	1,650	3,493	3,493	880	880	306	306
Transfers between funds	-	-	-	-	(348)	31	-	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(911)	(900)	(2,564)	(2,569)	(473)	(438)	(119)	(113)
Asset charges (note 3)	(59)	(47)	(53)	(41)	(30)	(22)	(15)	(12)
Adjustments to maintain reserves	(15)	9	-	(5)	14	(1)	9	(5)

Net equity transactions	665	712	876	878	43	450	181	176

Net change in contract owners’ equity	2,403	1,111	2,067	1,170	1,416	518	706	220
Contract owners’ equity beginning of period	8,455	7,344	6,763	5,593	4,316	3,798	2,296	2,076

Contract owners’ equity end of period	$10,858	8,455	8,830	6,763	5,732	4,316	3,002	2,296

CHANGES IN UNITS:
Beginning units	502	457	413	357	188	168	129	120
Units purchased	88	104	197	223	31	42	14	17
Units redeemed	(52)	(59)	(148)	(167)	(30)	(22)	(6)	(8)

Ending units	538	502	462	413	189	188	137	129

	WFVSCG		PVGIB		PVTVB		WRCEP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	346	239	-	34	-	18
Realized gain (loss) on investments	(17,757)	(5,676)	5,328	(9)	-	103	-	(707)
Change in unrealized gain (loss) on investments	102,219	776	(6,784)	1,433	-	(167)	-	235
Reinvested capital gains	11,180	31,250	1,927	422	-	110	-	478

Net increase (decrease) in contract owners’ equity resulting from operations	95,642	26,350	817	2,085	-	80	-	24

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	68,431	14,121	(1,164)	-	-	211	-	-
Transfers between funds	33,773	1,285	(16,702)	-	-	(2,958)	-	-
Surrenders (note 6)	(3,806)	(13,631)	-	-	-	-	-	(2,682)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(7,396)	(11,456)	-	-	-	(56)	-	-
Deductions for surrender charges (note 2)	(575)	(468)	-	-	-	-	-	(1,256)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(15,573)	(10,929)	(41)	(128)	-	(133)	-	(291)
Asset charges (note 3)	(1,510)	(1,129)	(13)	(33)	-	(8)	-	(21)
Adjustments to maintain reserves	(8)	7	1,166	(10)	-	(8)	-	(1)

Net equity transactions	73,336	(22,200)	(16,754)	(171)	-	(2,952)	-	(4,251)

Net change in contract owners’ equity	168,978	4,150	(15,937)	1,914	-	(2,872)	-	(4,227)
Contract owners’ equity beginning of period	327,630	323,480	15,937	14,023	-	2,872	-	4,227

Contract owners’ equity end of period	$496,608	327,630	-	15,937	-	-	-	-

CHANGES IN UNITS:
Beginning units	12,332	13,119	832	842	-	139	-	220
Units purchased	5,894	823	-	-	-	9	-	-
Units redeemed	(3,374)	(1,610)	(832)	(10)	-	(148)	-	(220)

Ending units	14,852	12,332	-	832	-	-	-	-

	WRGP		WRMMP		CAF
	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	1	-	-	-	404
Realized gain (loss) on investments	-	(227)	-	-	-	(26,959)
Change in unrealized gain (loss) on investments	-	(259)	-	-	-	(2,015)
Reinvested capital gains	-	450	-	-	-	27,908

Net increase (decrease) in contract owners’ equity resulting from operations	-	(35)	-	-	-	(662)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	-	240	-	4,257
Transfers between funds	-	-	-	(174)	-	(318,444)
Surrenders (note 6)	-	(2,871)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-
Deductions for surrender charges (note 2)	-	(1,334)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	(308)	-	(65)	-	(4,445)
Asset charges (note 3)	-	(22)	-	-	-	(363)
Adjustments to maintain reserves	-	8	-	(1)	-	1,003

Net equity transactions	-	(4,527)	-	-	-	(317,992)

Net change in contract owners’ equity	-	(4,562)	-	-	-	(318,654)
Contract owners’ equity beginning of period	-	4,562	-	-	-	318,654

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	239	-	-	-	20,150
Units purchased	-	-	-	24	-	660
Units redeemed	-	(239)	-	(24)	-	(20,810)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Separate Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York).

(b) The Policies

The Separate Account offers variable life insurance benefits intended to provide life insurance protection for the beneficiary named by the policyholders. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

AMERICAN FUNDS GROUP (THE)

New World Fund - Class 2 (AMVNW2)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE FUNDS BY MACQUARIE

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)

VA Global Bond Portfolio (DFVGB)

VA Inflation-Protected Securities Portfolio (DFVIPS)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Appreciation Portfolio - Initial Shares (DCAP)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

Capital Growth VIP - Class A (DSVCGA)*

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class (FRESS)

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)

JANUS HENDERSON INVESTORS

Enterprise Portfolio: Institutional Shares (JAEI)

Enterprise Portfolio: Service Shares (JAMGS)*

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Utilities Series - Initial Class (MVUIC)*

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA - Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

PUTNAM INVESTMENTS

VT International Value Fund: Class IA (PVIVIA)*

VT Equity Income Fund: Class IA (PVEIIA)*

VT Equity Income Fund: Class IB (PVEIB)*

VT Growth Opportunities Fund: Class IB (PVGOB)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)*

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)*

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)*

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)*

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)*

Variable Insurance Portfolios - Energy (WRENG)*

Variable Insurance Portfolios - Global Bond (WRGBP)*

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)*

Variable Insurance Portfolios - International Core Equity (WRI2P)*

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)*

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)*

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)*

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)*

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)*

Variable Insurance Portfolios - Value (WRVP)*

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.0% - 0.60% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 6.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a redemption of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Underwriting and Distribution Charge- assessed through a redemption of units	$0.00 – $0.74 per $1,000 of specified amount
Administrative Charge - assessed through a redemption of units	$8.75 - $20.00 per policy, per month
Surrender Charge - assessed through a redemption of units	$0.00 - $56.00 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a redemption of units	3.90% - 4.50% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a redemption of units	$25.00 per request
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge	0.00 - $13.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount

Premium Waiver Rider Charge	$42 – $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $1,376,595 and $1,344,994, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select - NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL policies, Nationwide® Options Select - NY policies, Nationwide YourLife® Accumulation VUL – NY policies and Nationwide YourLife® Survivorship VUL - NY policies, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY policies, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $6,102,585 and $6,240,732, respectively, and total transfers from the Separate Account to the fixed account were $9,550,691 and $11,464,798, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$398,337,337	$-	$-	$398,337,337

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$31,035	$41,547
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	469,934	259,982
VP Inflation Protection Fund - Class I (ACVIP1)	61,665	482,572
VP Inflation Protection Fund - Class II (ACVIP2)	111,637	564,494
VP Mid Cap Value Fund - Class I (ACVMV1)	465,939	498,281
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	73,219	299
Global Allocation V.I. Fund - Class I (BRVGA1)	198,854	139,895
Global Allocation V.I. Fund - Class II (MLVGA2)	267,776	682,826
VIP Small Cap Value Series: Service Class (DWVSVS)	186,960	86,096
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)	67,292	-
VA Global Bond Portfolio (DFVGB)	31,822	6,006
VA Inflation-Protected Securities Portfolio (DFVIPS)	201,235	2,845
VA International Small Portfolio (DFVIS)	89,417	16,513
VA International Value Portfolio (DFVIV)	225,590	22,751

VA Short-Term Fixed Portfolio (DFVSTF)	$21,056	$3,175
VA U.S. Large Value Portfolio (DFVULV)	151,398	99,750
VA U.S. Targeted Value Portfolio (DFVUTV)	55,269	26,973
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	377,318	507,943
Stock Index Fund, Inc. - Initial Shares (DSIF)	598,478	1,360,975
Appreciation Portfolio - Initial Shares (DCAP)	291,052	132,386
Global Income Builder VIP - Class A (DSGIBA)	105,412	62,499
Quality Bond Fund II - Primary Shares (FQB)	130,904	120,239
VIP Real Estate Portfolio: Service Class (FRESS)	107,184	1,056
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,046,914	533,816
VIP Equity-Income Portfolio - Service Class (FEIS)	452,568	400,923
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	48,783	146,733
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	696,837	622,644
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	705,105	215,412
VIP Growth Portfolio - Service Class (FGS)	1,167,732	863,115
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	351,821	715,128
VIP Mid Cap Portfolio - Service Class (FMCS)	704,562	1,391,718
VIP Overseas Portfolio - Service Class (FOS)	429,756	304,337
VIP Value Strategies Portfolio - Service Class (FVSS)	46,313	9,678
Franklin Income Securities Fund - Class 2 (FTVIS2)	185,011	316,245
Rising Dividends Securities Fund - Class 1 (FTVRDI)	259,112	378,278
Small Cap Value Securities Fund - Class 1 (FTVSVI)	587,109	832,962
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	154,321	170,256
Templeton Foreign Securities Fund - Class 2 (TIF2)	346,023	163,278
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	331,118	778,447
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	122,023	134,001
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	79,578	59,151
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	9,848	5,973
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	315,759	250,148
VI American Franchise Fund - Series I Shares (ACEG)	167,445	190,003
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)	62,250	25,836
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	92,367	144,688
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)	418,723	236,960
Enterprise Portfolio: Institutional Shares (JAEI)	127,417	435
Forty Portfolio: Service Shares (JACAS)	365,346	152,904
Global Technology Portfolio: Service Shares (JAGTS)	2,089,801	1,413,329
Overseas Portfolio: Service Shares (JAIGS)	227,706	346,476
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	209,959	11,510
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)	165,655	72,331
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	222,938	236,327
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	177,660	210,326
Value Series - Initial Class (MVFIC)	1,472,678	764,381
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	702,092	340,267
Core Plus Fixed Income Portfolio - Class I (MSVFI)	76,591	14,929
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	19,728	2,399
NVIT Investor Destinations Managed Growth Class I (IDPG)	28,720	4,883
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	50,093	10,333
NVIT Cardinal Managed Growth Class I (NCPG)	163,029	23,271
NVIT Bond Index Fund Class I (NVBX)	719,576	662,570
NVIT International Index Fund Class I (NVIX)	98,339	24,043
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	556,218	1,093,922
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,128,996	327,053
American Funds NVIT Bond Fund - Class II (GVABD2)	63,228	411,740
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	592,241	345,012
American Funds NVIT Growth Fund - Class II (GVAGR2)	568,557	622,830
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	269,588	134,388
Federated NVIT High Income Bond Fund - Class I (HIBF)	176,024	138,293
NVIT Emerging Markets Fund - Class I (GEM)	1,443,944	428,311
NVIT International Equity Fund - Class I (GIG)	160,101	45,666
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	5,665	77,612
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	51,374	34,839
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	530,602	380,250
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	891,806	348,905
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	441,976	557,440
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	731,618	321,823
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	90,418	25,514

NVIT Cardinal Moderate Fund - Class I (NVCMD1)	$948,372	$957,850
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	2,184,444	2,283,480
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	88,180	229,520
NVIT Core Bond Fund - Class I (NVCBD1)	92,327	182,722
NVIT Core Plus Bond Fund - Class I (NVLCP1)	390,863	44,089
NVIT Nationwide Fund - Class I (TRF)	113,234	275,064
NVIT Government Bond Fund - Class I (GBF)	405,409	351,023
NVIT International Index Fund - Class II (GVIX2)	72,393	91,372
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,211,174	1,485,010
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	214,674	33,533
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	133,947	46,547
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	74,736	183,306
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,302,872	5,949,453
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	4,357,198	4,271,303
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	173,998	194,098
NVIT Mid Cap Index Fund - Class I (MCIF)	1,053,852	476,075
NVIT Money Market Fund - Class I (SAM)	1,145,502	1,448,564
NVIT Money Market Fund - Class V (SAM5)	6,677,209	4,986,715
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	162,137	236,611
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	125,916	84,233
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	410,112	287,615
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	277,702	120,652
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	430,159	464,133
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	26,395	16,273
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	421,495	419,553
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	171,777	408,646
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	189,658	207,320
NVIT Multi-Manager Small Company Fund - Class I (SCF)	270,284	155,028
NVIT Multi-Sector Bond Fund - Class I (MSBF)	344,236	498,150
NVIT Short Term Bond Fund - Class I (NVSTB1)	69,777	55,180
NVIT Short Term Bond Fund - Class II (NVSTB2)	149,108	89,861
NVIT Large Cap Growth Fund - Class I (NVOLG1)	897,312	1,978,253
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	455,358	47,030
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	68,563	29,365
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	99,229	34,221
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	37,574	75,136
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	336,532	158,918
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	292,858	112,415
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	61,514	11,509
Templeton NVIT International Value Fund - Class III (NVTIV3)	153,221	242,587
Invesco NVIT Comstock Value Fund - Class I (EIF)	359,166	244,695
NVIT Real Estate Fund - Class I (NVRE1)	344,877	695,298
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	9,610	7,091
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	150,091	30,114
NVIT Small Cap Index Fund Class II (NVSIX2)	277,943	126,653
NVIT S&P 500 Index Fund Class I (GVEX1)	4,090,183	2,222,958
Short Duration Bond Portfolio - I Class Shares (AMTB)	286,043	992,165
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	10,610	9,382
Socially Responsive Portfolio - I Class Shares (AMSRS)	76,503	112,426
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	81,828	20,621
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	49,957	84,268
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	52,130	54,685
Global Securities Fund/VA - Non-Service Shares (OVGS)	533,784	561,203
International Growth Fund/VA - Non-Service Shares (OVIG)	997,354	150,823
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	519,407	744,965
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	583,984	330,817
Global Strategic Income Fund/VA - Non-service Shares (OVSB)	55,802	47,865
All Asset Portfolio - Administrative Class (PMVAAA)	98,701	113,184
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	20,144	4,981
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	48,380	73,068
Low Duration Portfolio - Administrative Class (PMVLDA)	512,959	684,923
Total Return Portfolio - Administrative Class (PMVTRA)	391,299	1,376,274
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	2,140	4,017
VT Equity Income Fund: Class IB (PVEIB)	33,571	34,019
VT Growth Opportunities Fund: Class IB (PVGOB)	14,351	385
Variable Fund - Multi-Hedge Strategies (RVARS)	178,731	76,654

T. Rowe Price Health Sciences Portfolio (TRHSP)	$258,697	$311,494
Health Sciences Portfolio - II (TRHS2)	884,697	703,020
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	771,434	443,103
Variable Insurance Portfolios - Asset Strategy (WRASP)	220,654	986,413
Variable Insurance Portfolios - Balanced (WRBP)	1,716	647
Variable Insurance Portfolios - Bond (WRBDP)	526	159
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	308	86
Variable Insurance Portfolios - High Income (WRHIP)	185,679	277,394
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	52,323	70,488
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	2,401	970
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	1,991	604
Variable Insurance Portfolios - Science and Technology (WRSTP)	1,235	763
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	366	134
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	294,841	210,317
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)	2,273	16,756

	$67,271,198	$64,641,440

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2017	0.00%	7,091	$14.13	$100,213	2.01%	14.67%
2016	0.00%	7,995	12.32	98,536	0.72%	3.59%
2015	0.00%	7,276	11.90	86,566	0.62%	-1.09%
2014	0.00%	9,250	12.03	111,266	0.68%	4.45%
2013	0.00%	791	11.52	9,109	0.30%	12.31%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2017	0.00%	107,977	24.91	2,689,541	0.45%	13.15%
2016	0.00%	104,006	22.01	2,289,611	0.59%	25.09%
2015	0.00%	108,949	17.60	1,917,385	0.77%	-5.49%
2014	0.00%	101,218	18.62	1,884,714	0.68%	9.20%
2013	0.00%	94,251	17.05	1,607,158	0.65%	38.06%
VP Inflation Protection Fund - Class I (ACVIP1)
2017	0.00%	37,504	10.56	396,173	2.48%	3.92%
2016	0.00%	79,887	10.16	812,020	2.10%	4.71%
2015	0.00%	95,192	9.71	924,105	2.50%	-2.28%
2014	0.00%	185,774	9.93	1,845,547	1.76%	3.58%
2013	0.00%	13,316	9.59	127,716	1.80%	-8.21%
VP Inflation Protection Fund - Class II (ACVIP2)
2017	0.00%	83,460	15.42	1,287,236	2.46%	3.67%
2016	0.00%	115,932	14.88	1,724,740	1.84%	4.39%
2015	0.00%	123,528	14.25	1,760,505	2.11%	-2.47%
2014	0.00%	202,867	14.61	2,964,387	1.37%	3.30%
2013	0.00%	138,298	14.15	1,956,321	1.67%	-8.48%
VP Mid Cap Value Fund - Class I (ACVMV1)
2017	0.00%	111,972	36.92	4,134,330	1.55%	11.69%
2016	0.00%	116,973	33.06	3,866,811	1.69%	22.85%
2015	0.00%	111,202	26.91	2,992,192	1.68%	-1.43%
2014	0.00%	101,437	27.30	2,769,108	1.18%	16.42%
2013	0.00%	102,237	23.45	2,397,256	1.18%	30.11%
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
2017	0.00%	7,065	10.34	73,063	2.07%	3.42%
Global Allocation V.I. Fund - Class I (BRVGA1)
2017	0.00%	91,672	14.22	1,303,175	1.38%	13.86%
2016	0.00%	89,788	12.49	1,121,038	1.43%	4.11%
2015	0.00%	75,507	11.99	905,480	1.24%	-0.71%
2014	0.00%	58,490	12.08	706,430	2.62%	2.11%
2013	0.00%	37,011	11.83	437,776	1.37%	14.76%
Global Allocation V.I. Fund - Class II (MLVGA2)
2017	0.00%	186,437	19.45	3,627,014	1.13%	13.74%
2016	0.00%	212,480	17.10	3,634,229	1.08%	3.96%
2015	0.00%	248,157	16.45	4,082,871	0.99%	-0.87%
2014	0.00%	259,964	16.60	4,314,607	2.03%	1.97%
2013	0.00%	272,316	16.28	4,432,445	1.10%	14.55%
VIP Small Cap Value Series: Service Class (DWVSVS)
2017	0.00%	16,144	17.86	288,372	0.57%	11.76%
2016	0.00%	10,534	15.98	168,368	0.64%	31.08%
2015	0.00%	12,168	12.19	148,365	0.52%	-6.46%
2014	0.00%	25,198	13.04	328,466	0.35%	5.62%
2013	0.00%	14,013	12.34	172,948	0.00%	23.42%	****
DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares (DFVGMI)
2017	0.00%	6,171	10.91	67,342	0.00%	9.13%	****
VA Global Bond Portfolio (DFVGB)
2017	0.00%	13,111	11.12	145,814	1.94%	2.11%
2016	0.00%	11,021	10.89	120,034	2.68%	1.73%
2015	0.00%	5,762	10.71	61,692	1.44%	1.55%
2014	0.00%	6,969	10.54	73,477	2.56%	2.88%
2013	0.00%	2,345	10.25	24,031	0.63%	-0.35%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Inflation-Protected Securities Portfolio (DFVIPS)
2017	0.00%	19,810	$10.31	$204,191	4.28%	3.27%
2016	0.00%	754	9.98	7,526	0.00%	-0.19%	****
VA International Small Portfolio (DFVIS)
2017	0.00%	8,514	18.38	156,526	3.18%	29.95%
2016	0.00%	4,355	14.15	61,613	2.85%	6.23%
2015	0.00%	2,780	13.32	37,024	2.52%	5.81%
2014	0.00%	1,936	12.59	24,367	3.27%	-5.78%
2013	0.00%	125	13.36	1,670	4.09%	27.07%
VA International Value Portfolio (DFVIV)
2017	0.00%	21,377	15.68	335,096	4.03%	25.81%
2016	0.00%	7,171	12.46	89,350	3.89%	9.11%
2015	0.00%	4,785	11.42	54,644	3.75%	-6.96%
2014	0.00%	3,094	12.27	37,977	8.30%	-7.16%
2013	0.00%	970	13.22	12,824	3.17%	21.65%
VA Short-Term Fixed Portfolio (DFVSTF)
2017	0.00%	4,075	10.27	41,852	1.31%	0.83%
2016	0.00%	2,371	10.19	24,150	0.92%	0.79%
2015	0.00%	1,057	10.11	10,682	0.39%	0.30%
2014	0.00%	539	10.08	5,431	0.23%	0.15%
2013	0.00%	303	10.06	3,048	0.53%	0.25%
VA U.S. Large Value Portfolio (DFVULV)
2017	0.00%	22,044	22.89	504,688	2.03%	19.08%
2016	0.00%	20,890	19.23	401,636	1.96%	18.87%
2015	0.00%	18,953	16.17	306,540	2.21%	-3.41%
2014	0.00%	13,189	16.74	220,837	2.05%	9.08%
2013	0.00%	10,516	15.35	161,417	3.06%	40.82%
VA U.S. Targeted Value Portfolio (DFVUTV)
2017	0.00%	7,139	21.60	154,225	1.08%	9.77%
2016	0.00%	6,218	19.68	122,377	1.15%	27.49%
2015	0.00%	4,196	15.44	64,775	1.52%	-5.23%
2014	0.00%	2,594	16.29	42,254	1.05%	3.71%
2013	0.00%	1,641	15.71	25,775	0.77%	44.62%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.00%	119,370	32.50	3,879,711	0.67%	12.40%
2016	0.00%	130,171	28.92	3,763,925	0.90%	25.73%
2015	0.00%	140,695	23.00	3,235,789	0.73%	-2.33%
2014	0.00%	152,932	23.55	3,601,102	0.57%	5.12%
2013	0.00%	166,456	22.40	3,728,591	1.03%	40.71%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.00%	191,812	28.49	5,464,989	1.66%	21.54%
2016	0.00%	229,698	23.44	5,384,645	2.02%	11.71%
2015	0.00%	239,108	20.99	5,017,828	1.83%	1.11%
2014	0.00%	252,393	20.76	5,238,625	1.77%	13.42%
2013	0.00%	243,540	18.30	4,456,615	1.85%	32.03%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.00%	69,417	27.51	1,909,533	1.34%	27.33%
2016	0.00%	73,062	21.60	1,578,403	1.65%	7.90%
2015	0.00%	75,586	20.02	1,513,325	1.72%	-2.47%
2014	0.00%	85,970	20.53	1,764,786	1.84%	8.09%
2013	0.00%	98,348	18.99	1,867,751	1.97%	21.10%
Global Income Builder VIP - Class A (DSGIBA)
2017	0.00%	13,284	12.13	161,117	1.92%	16.54%
2016	0.00%	10,134	10.41	105,469	0.00%	4.07%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Primary Shares (FQB)
2017	0.00%	66,734	$17.07	$1,138,850	3.20%	4.04%
2016	0.00%	68,273	16.40	1,119,922	3.59%	3.82%
2015	0.00%	73,726	15.80	1,164,827	4.29%	-0.24%
2014	0.00%	102,217	15.84	1,618,909	3.77%	3.79%
2013	0.00%	99,887	15.26	1,524,193	4.13%	1.03%
VIP Real Estate Portfolio: Service Class (FRESS)
2017	0.00%	10,285	10.30	105,914	0.25%	2.98%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2017	0.00%	185,697	20.36	3,780,193	1.55%	-2.78%
2016	0.00%	161,229	20.94	3,375,793	0.50%	33.51%
2015	0.00%	164,457	15.68	2,579,169	1.00%	-20.75%
2014	0.00%	155,584	19.79	3,078,848	0.61%	-12.76%
2013	0.00%	219,194	22.68	4,972,339	0.70%	24.15%
VIP Equity-Income Portfolio - Service Class (FEIS)
2017	0.00%	238,886	23.48	5,609,463	1.64%	12.80%
2016	0.00%	245,479	20.82	5,110,006	2.37%	17.90%
2015	0.00%	238,610	17.66	4,212,824	3.08%	-4.09%
2014	0.00%	248,943	18.41	4,582,610	2.86%	8.65%
2013	0.00%	246,209	16.94	4,171,580	2.50%	28.01%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2017	0.00%	40,297	21.12	851,099	1.40%	12.99%
2016	0.00%	46,792	18.69	874,655	1.34%	5.28%
2015	0.00%	53,504	17.76	949,984	1.70%	-0.31%
2014	0.00%	55,145	17.81	982,182	1.53%	4.35%
2013	0.00%	56,774	17.07	969,048	1.63%	13.39%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2017	0.00%	139,339	22.72	3,165,092	1.41%	16.47%
2016	0.00%	141,218	19.50	2,754,164	1.39%	6.04%
2015	0.00%	146,564	18.39	2,695,553	1.78%	-0.37%
2014	0.00%	145,778	18.46	2,690,950	1.53%	4.66%
2013	0.00%	155,439	17.64	2,741,416	1.76%	15.95%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2017	0.00%	188,118	24.71	4,648,372	1.37%	20.82%
2016	0.00%	174,747	20.45	3,573,994	1.53%	6.52%
2015	0.00%	153,221	19.20	2,941,922	1.67%	-0.34%
2014	0.00%	154,585	19.27	2,978,108	1.51%	4.86%
2013	0.00%	149,692	18.37	2,750,146	1.76%	21.50%
VIP Growth Portfolio - Service Class (FGS)
2017	0.00%	169,222	30.93	5,234,454	0.12%	35.00%
2016	0.00%	169,718	22.91	3,888,703	0.00%	0.71%
2015	0.00%	164,802	22.75	3,749,309	0.17%	7.05%
2014	0.00%	143,123	21.25	3,041,593	0.10%	11.19%
2013	0.00%	140,810	19.11	2,691,329	0.20%	36.20%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2017	0.00%	258,728	16.98	4,393,128	2.25%	4.16%
2016	0.00%	287,884	16.30	4,693,052	2.30%	4.63%
2015	0.00%	288,795	15.58	4,499,667	2.42%	-0.71%
2014	0.00%	311,903	15.69	4,894,243	2.28%	5.75%
2013	0.00%	291,896	14.84	4,331,098	2.29%	-1.89%
VIP Mid Cap Portfolio - Service Class (FMCS)
2017	0.00%	262,933	33.72	8,866,549	0.61%	20.70%
2016	0.00%	300,239	27.94	8,388,022	0.44%	12.11%
2015	0.00%	306,092	24.92	7,627,642	0.39%	-1.50%
2014	0.00%	340,307	25.30	8,609,359	0.16%	6.20%
2013	0.00%	361,990	23.82	8,623,552	0.42%	36.06%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Overseas Portfolio - Service Class (FOS)
2017	0.00%	217,178	$11.67	$2,534,934	1.38%	30.10%
2016	0.00%	208,314	8.97	1,868,893	1.38%	-5.12%
2015	0.00%	214,321	9.46	2,026,574	1.25%	-5.44%	****
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.00%	6,660	26.19	174,447	1.41%	19.21%
2016	0.00%	6,830	21.97	150,072	0.94%	9.48%
2015	0.00%	10,501	20.07	210,756	0.88%	-3.05%
2014	0.00%	12,114	20.70	250,790	1.00%	6.69%
2013	0.00%	9,820	19.40	190,546	0.80%	30.44%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2017	0.00%	136,887	19.99	2,735,808	4.14%	9.67%
2016	0.00%	149,609	18.22	2,726,361	4.49%	14.02%
2015	0.00%	127,563	15.98	2,038,728	4.66%	-7.05%
2014	0.00%	143,355	17.20	2,464,998	5.65%	4.62%
2013	0.00%	218,727	16.44	3,595,077	6.61%	13.94%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2017	0.00%	95,893	28.74	2,755,954	1.69%	20.85%
2016	0.00%	106,138	23.78	2,524,155	1.63%	16.33%
2015	0.00%	104,518	20.44	2,136,747	1.72%	-3.42%
2014	0.00%	119,716	21.17	2,534,009	1.54%	9.01%
2013	0.00%	132,192	19.42	2,566,915	1.78%	30.05%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2017	0.00%	174,174	30.31	5,279,082	0.72%	10.92%
2016	0.00%	196,974	27.33	5,382,579	1.06%	30.54%
2015	0.00%	203,077	20.93	4,251,218	0.91%	-7.18%
2014	0.00%	222,216	22.55	5,011,905	0.84%	0.88%
2013	0.00%	228,169	22.36	5,101,125	1.46%	36.50%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2017	0.00%	133,346	12.50	1,666,901	0.98%	40.41%
2016	0.00%	136,347	8.90	1,213,912	0.82%	17.44%
2015	0.00%	130,526	7.58	989,512	2.09%	-19.60%
2014	0.00%	151,392	9.43	1,427,516	1.51%	-5.71%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.00%	222,644	10.22	2,274,340	2.53%	16.69%
2016	0.00%	208,860	8.75	1,828,343	2.02%	7.18%
2015	0.00%	215,097	8.17	1,756,882	3.27%	-6.49%
2014	0.00%	221,480	8.73	1,934,607	1.90%	-12.65%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2017	0.00%	275,857	10.13	2,793,466	0.00%	1.93%
2016	0.00%	320,924	9.94	3,188,442	0.00%	2.94%
2015	0.00%	299,800	9.65	2,893,554	7.76%	-4.30%
2014	0.00%	303,125	10.09	3,057,236	5.11%	0.86%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2017	0.00%	83,085	16.42	1,364,523	2.58%	11.98%
2016	0.00%	89,666	14.67	1,315,085	3.80%	13.18%
2015	0.00%	93,954	12.96	1,217,506	2.99%	-6.21%
2014	0.00%	100,743	13.82	1,391,959	2.78%	2.85%
2013	0.00%	101,247	13.43	1,360,182	11.29%	23.77%
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2017	0.00%	22,422	14.97	336,036	4.06%	9.94%
2016	0.00%	21,895	13.62	298,208	4.97%	14.33%
2015	0.00%	18,870	11.91	224,786	4.26%	-6.84%
2014	0.00%	12,728	12.79	162,748	4.80%	4.92%
2013	0.00%	5,913	12.19	72,060	5.16%	14.18%
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2017	0.00%	3,666	16.47	60,371	2.88%	12.17%
2016	0.00%	3,671	14.68	53,895	4.14%	13.43%
2015	0.00%	3,500	12.94	45,302	3.46%	-5.93%
2014	0.00%	3,485	13.76	47,949	3.03%	3.05%
2013	0.00%	3,022	13.35	40,347	12.78%	24.14%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2017	0.00%	113,666	$11.36	$1,291,464	0.00%	2.15%
2016	0.00%	108,677	11.12	1,208,742	0.00%	3.21%
2015	0.00%	60,814	10.78	655,366	7.74%	-4.10%
2014	0.00%	44,166	11.24	496,311	4.87%	2.12%
2013	0.00%	33,618	11.00	369,931	4.92%	1.89%
VI American Franchise Fund - Series I Shares (ACEG)
2017	0.00%	32,529	20.26	659,082	0.08%	27.34%
2016	0.00%	36,616	15.91	582,603	0.00%	2.27%
2015	0.00%	44,187	15.56	687,477	0.00%	5.01%
2014	0.00%	43,448	14.82	643,748	0.04%	8.44%
2013	0.00%	37,656	13.66	514,508	0.43%	40.14%
VI Mid Cap Core Equity Fund - Series I Shares (AVMCCI)
2017	0.00%	3,772	16.93	63,863	0.61%	14.92%
2016	0.00%	1,363	14.73	20,081	0.10%	13.43%
2015	0.00%	683	12.99	8,871	0.37%	-4.03%
2014	0.00%	1,223	13.53	16,551	0.03%	4.43%
2013	0.00%	2,892	12.96	37,476	0.43%	28.81%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2017	0.00%	56,072	18.17	1,018,855	0.00%	22.49%
2016	0.00%	63,036	14.83	935,089	0.00%	0.76%
2015	0.00%	65,910	14.72	970,388	0.00%	1.21%
2014	0.00%	73,123	14.55	1,063,752	0.00%	8.04%
2013	0.00%	78,154	13.47	1,052,357	0.42%	37.01%
Balanced-Risk Allocation Fund - Series I Shares (IVBRA1)
2017	0.00%	175,238	12.16	2,131,707	4.18%	10.16%
2016	0.00%	176,777	11.04	1,952,128	0.48%	11.64%
2015	0.00%	80,730	9.89	798,546	5.15%	-4.10%
2014	0.00%	30,846	10.31	318,159	0.00%	3.14%	****
Enterprise Portfolio: Institutional Shares (JAEI)
2017	0.00%	11,334	11.62	131,726	0.01%	16.22%	****
Forty Portfolio: Service Shares (JACAS)
2017	0.00%	82,297	30.36	2,498,630	0.00%	29.99%
2016	0.00%	79,105	23.36	1,847,548	0.86%	1.94%
2015	0.00%	91,472	22.91	2,095,680	1.30%	11.94%
2014	0.00%	107,249	20.47	2,195,109	0.03%	8.47%
2013	0.00%	113,920	18.87	2,149,625	0.58%	30.89%
Global Technology Portfolio: Service Shares (JAGTS)
2017	0.00%	101,756	25.68	2,613,570	0.45%	44.91%
2016	0.00%	75,015	17.72	1,329,590	0.13%	13.85%
2015	0.00%	119,611	15.57	1,862,111	0.65%	4.65%
2014	0.00%	73,647	14.88	1,095,642	0.00%	9.35%
2013	0.00%	54,060	13.61	735,499	0.00%	35.39%
Overseas Portfolio: Service Shares (JAIGS)
2017	0.00%	233,028	11.19	2,608,284	1.57%	30.80%
2016	0.00%	249,106	8.56	2,131,633	5.32%	-6.71%
2015	0.00%	301,466	9.17	2,765,145	0.58%	-8.80%
2014	0.00%	234,243	10.06	2,355,954	5.97%	-12.10%
2013	0.00%	239,954	11.44	2,745,624	3.04%	14.28%
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2017	0.00%	21,776	10.45	227,552	6.56%	3.86%
2016	0.00%	3,193	10.06	32,125	4.44%	0.61%	****
Var Insurance Trust II - MFS Investors Growth Stock Portfolio - Initial Class (MV2IGI)
2017	0.00%	205,129	13.43	2,755,182	0.65%	28.42%
2016	0.00%	209,452	10.46	2,190,582	0.44%	6.08%
2015	0.00%	87,690	9.86	864,592	0.49%	-1.40%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2017	0.00%	39,093	$19.53	$763,492	1.55%	27.14%
2016	0.00%	41,689	15.36	640,372	1.72%	4.05%
2015	0.00%	19,281	14.76	284,641	1.66%	6.65%
2014	0.00%	17,102	13.84	236,725	2.32%	1.34%
2013	0.00%	10,438	13.66	142,569	2.25%	27.90%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2017	0.00%	30,506	18.38	560,809	0.00%	26.65%
2016	0.00%	33,121	14.51	480,741	0.00%	9.05%
2015	0.00%	39,957	13.31	531,827	0.00%	-1.89%
2014	0.00%	31,446	13.57	426,588	0.00%	-7.26%
2013	0.00%	26,441	14.63	386,760	0.00%	41.52%
Value Series - Initial Class (MVFIC)
2017	0.00%	358,696	29.96	10,746,450	1.96%	17.65%
2016	0.00%	354,182	25.47	9,019,258	2.16%	14.09%
2015	0.00%	327,764	22.32	7,315,806	2.29%	-0.74%
2014	0.00%	299,560	22.49	6,735,902	1.53%	10.51%
2013	0.00%	315,745	20.35	6,424,623	1.17%	35.89%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2017	0.00%	161,165	22.31	3,596,381	1.36%	26.82%
2016	0.00%	144,906	17.60	2,549,759	1.08%	3.84%
2015	0.00%	135,488	16.95	2,295,861	1.91%	6.32%
2014	0.00%	63,861	15.94	1,017,809	1.89%	1.13%
2013	0.00%	51,774	15.76	815,925	1.64%	27.63%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2017	0.00%	29,838	16.71	498,703	3.19%	6.24%
2016	0.00%	26,916	15.73	423,432	1.94%	6.11%
2015	0.00%	28,605	14.83	424,088	3.43%	-0.65%
2014	0.00%	36,519	14.92	544,965	3.16%	7.85%
2013	0.00%	40,428	13.84	559,362	3.70%	-0.32%
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2017	0.00%	3,749	11.96	44,853	2.35%	14.30%
2016	0.00%	2,291	10.47	23,980	2.47%	5.94%
2015	0.00%	1,205	9.88	11,906	2.82%	-3.10%
2014	0.00%	140	10.20	1,427	1.73%	1.96%	****
NVIT Investor Destinations Managed Growth Class I (IDPG)
2017	0.00%	4,069	12.28	49,966	3.03%	17.23%
2016	0.00%	2,172	10.47	22,751	3.23%	7.23%
2015	0.00%	296	9.77	2,891	3.94%	-3.71%
2014	0.00%	17	10.15	172	1.40%	1.45%	****
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2017	0.00%	7,218	11.85	85,559	2.10%	14.96%
2016	0.00%	3,862	10.31	39,821	2.67%	5.74%
2015	0.00%	3,464	9.75	33,777	1.59%	-4.03%
2014	0.00%	3,096	10.16	31,456	6.40%	1.60%	****
NVIT Cardinal Managed Growth Class I (NCPG)
2017	0.00%	19,034	12.07	229,802	2.56%	17.98%
2016	0.00%	7,546	10.23	77,222	2.69%	6.40%
2015	0.00%	6,813	9.62	65,527	1.57%	-4.62%
2014	0.00%	20	10.08	202	2.72%	0.84%	****
NVIT Bond Index Fund Class I (NVBX)
2017	0.00%	38,038	10.85	412,856	2.22%	3.12%
2016	0.00%	33,970	10.53	357,545	2.79%	2.26%
2015	0.00%	6,760	10.29	69,578	2.70%	0.14%
2014	0.00%	3,467	10.28	35,634	5.89%	2.78%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT International Index Fund Class I (NVIX)
2017	0.00%	34,764	$11.48	$399,190	3.07%	24.88%
2016	0.00%	28,680	9.19	263,707	4.07%	0.92%
2015	0.00%	11,863	9.11	108,081	2.31%	-0.96%
2014	0.00%	4,881	9.20	44,900	2.26%	-8.01%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017	0.00%	193,185	30.75	5,941,326	1.67%	8.67%
2016	0.00%	222,181	28.30	6,287,643	2.39%	20.44%
2015	0.00%	230,837	23.50	5,424,040	2.42%	-4.28%
2014	0.00%	246,559	24.55	6,052,204	2.03%	13.12%
2013	0.00%	265,990	21.70	5,771,982	1.88%	31.90%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2017	0.00%	376,456	20.96	7,890,465	1.12%	15.79%
2016	0.00%	348,170	18.10	6,302,323	2.09%	9.00%
2015	0.00%	268,535	16.61	4,459,503	1.45%	0.98%
2014	0.00%	249,935	16.44	4,110,165	0.96%	4.99%
2013	0.00%	251,110	15.66	3,933,199	1.30%	23.28%
American Funds NVIT Bond Fund - Class II (GVABD2)
2017	0.00%	47,559	13.95	663,421	1.23%	3.21%
2016	0.00%	73,623	13.52	995,043	2.78%	2.65%
2015	0.00%	57,838	13.17	761,520	1.36%	-0.23%
2014	0.00%	57,067	13.20	753,108	1.24%	4.98%
2013	0.00%	64,227	12.57	807,403	1.73%	-2.57%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2017	0.00%	141,719	24.32	3,445,979	0.71%	30.97%
2016	0.00%	143,017	18.57	2,655,312	1.46%	0.19%
2015	0.00%	149,827	18.53	2,776,559	0.66%	6.54%
2014	0.00%	146,400	17.39	2,546,436	0.72%	1.84%
2013	0.00%	141,688	17.08	2,420,051	0.37%	28.64%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2017	0.00%	199,101	24.67	4,912,496	0.31%	27.80%
2016	0.00%	218,381	19.31	4,216,254	0.22%	9.06%
2015	0.00%	244,566	17.70	4,329,421	0.74%	6.43%
2014	0.00%	245,634	16.63	4,085,730	0.46%	8.07%
2013	0.00%	243,065	15.39	3,741,204	0.31%	29.61%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2017	0.00%	89,117	20.41	1,818,695	1.39%	21.93%
2016	0.00%	91,976	16.74	1,539,494	1.21%	11.09%
2015	0.00%	92,230	15.07	1,389,676	0.83%	1.09%
2014	0.00%	102,595	14.91	1,529,230	0.83%	10.23%
2013	0.00%	107,177	13.52	1,449,302	1.05%	32.97%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.00%	72,443	21.64	1,567,626	5.44%	6.76%
2016	0.00%	74,657	20.27	1,513,290	5.49%	14.16%
2015	0.00%	85,128	17.76	1,511,563	4.54%	-2.61%
2014	0.00%	123,863	18.23	2,258,225	3.63%	2.55%
NVIT Emerging Markets Fund - Class I (GEM)
2017	0.00%	347,881	12.48	4,340,389	1.51%	41.50%
2016	0.00%	256,317	8.82	2,260,043	0.83%	7.72%
2015	0.00%	240,457	8.19	1,968,324	0.82%	-15.99%
2014	0.00%	253,805	9.74	2,473,168	0.84%	-2.56%	****
NVIT International Equity Fund - Class I (GIG)
2017	0.00%	69,700	12.18	848,726	1.84%	27.45%
2016	0.00%	60,531	9.55	578,318	2.31%	0.87%
2015	0.00%	49,659	9.47	470,360	0.51%	-3.06%
2014	0.00%	44,801	9.77	437,725	1.78%	-2.30%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2017	0.00%	32,280	$12.07	$389,611	1.47%	27.07%
2016	0.00%	39,468	9.50	374,877	1.92%	0.63%
2015	0.00%	41,921	9.44	395,669	0.27%	-3.22%
2014	0.00%	46,167	9.75	450,243	3.79%	-0.72%
2013	0.00%	59,962	9.82	589,016	0.53%	17.56%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	0.00%	74,248	20.37	1,512,697	0.54%	24.85%
2016	0.00%	75,355	16.32	1,229,643	0.82%	13.60%
2015	0.00%	76,170	14.36	1,094,123	0.73%	-1.08%
2014	0.00%	90,303	14.52	1,311,288	0.91%	6.60%
2013	0.00%	94,482	13.62	1,287,032	1.23%	43.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2017	0.00%	179,944	21.45	3,859,736	0.53%	18.36%
2016	0.00%	189,961	18.12	3,442,467	0.70%	10.11%
2015	0.00%	206,881	16.46	3,404,902	0.78%	-0.42%
2014	0.00%	208,011	16.53	3,437,884	0.90%	10.51%
2013	0.00%	211,084	14.96	3,156,900	0.73%	38.55%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2017	0.00%	241,045	18.03	4,345,027	1.41%	19.99%
2016	0.00%	227,718	15.02	3,420,872	2.24%	8.33%
2015	0.00%	262,584	13.87	3,641,482	2.83%	-1.58%
2014	0.00%	256,282	14.09	3,610,967	2.04%	4.48%
2013	0.00%	265,490	13.49	3,580,458	1.34%	29.65%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2017	0.00%	116,186	16.43	1,908,805	1.56%	12.01%
2016	0.00%	131,021	14.67	1,921,767	2.83%	6.28%
2015	0.00%	121,759	13.80	1,680,313	2.80%	-1.05%
2014	0.00%	114,207	13.95	1,592,880	2.49%	4.46%
2013	0.00%	112,078	13.35	1,496,401	1.71%	14.72%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2017	0.00%	257,591	17.46	4,496,626	1.82%	16.01%
2016	0.00%	254,029	15.05	3,822,442	2.89%	7.32%
2015	0.00%	242,684	14.02	3,402,719	3.02%	-1.15%
2014	0.00%	297,463	14.18	4,219,121	2.60%	4.70%
2013	0.00%	268,094	13.55	3,631,756	1.67%	21.44%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2017	0.00%	49,735	14.53	722,683	2.29%	6.35%
2016	0.00%	47,277	13.66	645,924	2.36%	4.81%
2015	0.00%	46,960	13.03	612,123	2.27%	-0.65%
2014	0.00%	44,508	13.12	583,957	1.64%	3.42%
2013	0.00%	124,010	12.69	1,573,226	1.85%	5.03%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2017	0.00%	415,576	16.98	7,055,414	1.83%	14.05%
2016	0.00%	450,291	14.89	6,702,756	2.54%	6.82%
2015	0.00%	556,849	13.94	7,759,765	2.83%	-0.98%
2014	0.00%	594,818	14.07	8,370,493	2.51%	4.66%
2013	0.00%	637,840	13.45	8,576,473	1.76%	17.98%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2017	0.00%	913,181	17.71	16,175,634	1.57%	18.16%
2016	0.00%	1,008,854	14.99	15,124,416	2.70%	7.69%
2015	0.00%	1,062,039	13.92	14,785,114	3.05%	-1.43%
2014	0.00%	1,268,509	14.12	17,915,041	2.41%	4.66%
2013	0.00%	1,485,855	13.49	20,050,606	1.61%	24.35%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2017	0.00%	28,179	15.87	447,081	1.63%	10.08%
2016	0.00%	39,327	14.41	566,832	2.64%	5.99%
2015	0.00%	47,253	13.60	642,551	2.45%	-0.88%
2014	0.00%	49,619	13.72	680,709	2.39%	4.17%
2013	0.00%	54,489	13.17	717,575	1.93%	11.33%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.00%	54,214	$14.97	$811,461	2.65%	4.40%
2016	0.00%	61,854	14.34	886,826	3.46%	5.35%
2015	0.00%	52,835	13.61	719,076	2.97%	-0.72%
2014	0.00%	55,369	13.71	759,029	2.78%	5.06%
2013	0.00%	56,693	13.05	739,782	2.28%	-1.91%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2017	0.00%	44,853	15.92	714,254	3.44%	3.94%
2016	0.00%	23,913	15.32	366,357	3.82%	3.70%
2015	0.00%	17,850	14.77	263,715	2.85%	-0.32%
2014	0.00%	8,257	14.82	122,377	2.47%	5.09%
2013	0.00%	9,931	14.10	140,059	1.95%	-1.77%
NVIT Nationwide Fund - Class I (TRF)
2017	0.00%	115,502	25.53	2,949,329	1.01%	20.52%
2016	0.00%	123,453	21.19	2,615,578	1.40%	11.39%
2015	0.00%	139,357	19.02	2,650,664	1.22%	0.94%
2014	0.00%	146,750	18.84	2,765,412	1.16%	12.15%
2013	0.00%	154,851	16.80	2,601,987	1.35%	31.10%
NVIT Government Bond Fund - Class I (GBF)
2017	0.00%	196,901	15.05	2,962,843	2.10%	2.08%
2016	0.00%	197,318	14.74	2,908,499	1.89%	0.74%
2015	0.00%	201,463	14.63	2,947,738	1.77%	-0.11%
2014	0.00%	201,465	14.65	2,950,972	1.98%	4.57%
2013	0.00%	211,364	14.01	2,960,695	1.67%	-4.06%
NVIT International Index Fund - Class II (GVIX2)
2017	0.00%	51,590	11.57	596,645	2.61%	24.56%
2016	0.00%	54,708	9.29	507,965	2.43%	0.75%
2015	0.00%	65,877	9.22	607,110	2.16%	-1.26%
2014	0.00%	57,891	9.33	540,310	1.85%	-6.67%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.00%	391,889	23.98	9,396,335	1.51%	18.43%
2016	0.00%	440,449	20.25	8,917,328	1.64%	9.47%
2015	0.00%	457,726	18.50	8,465,651	1.42%	-1.00%
2014	0.00%	464,591	18.68	8,679,230	1.63%	4.99%
2013	0.00%	502,645	17.79	8,944,227	1.69%	27.25%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2017	0.00%	33,785	19.73	666,690	1.99%	11.13%
2016	0.00%	25,585	17.76	454,311	1.14%	6.30%
2015	0.00%	51,374	16.70	858,162	1.73%	-0.17%
2014	0.00%	49,253	16.73	824,163	1.88%	4.59%
2013	0.00%	41,426	16.00	662,801	1.23%	13.42%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2017	0.00%	22,604	23.52	531,595	1.83%	14.81%
2016	0.00%	19,886	20.48	407,354	1.81%	7.74%
2015	0.00%	21,844	19.01	415,321	1.54%	-0.53%
2014	0.00%	24,147	19.11	461,562	1.70%	5.21%
2013	0.00%	27,206	18.17	494,273	1.22%	19.49%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.00%	46,389	16.39	760,307	1.80%	5.68%
2016	0.00%	55,075	15.51	854,134	1.87%	4.26%
2015	0.00%	62,329	14.87	927,107	1.63%	0.26%
2014	0.00%	70,838	14.84	1,050,889	1.63%	3.89%
2013	0.00%	109,123	14.28	1,558,232	1.89%	4.83%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.00%	1,180,019	20.85	24,604,286	1.74%	12.93%
2016	0.00%	1,466,860	18.46	27,084,193	1.92%	7.14%
2015	0.00%	1,504,455	17.23	25,926,536	1.60%	-0.33%
2014	0.00%	1,574,486	17.29	27,224,494	1.73%	5.18%
2013	0.00%	1,536,403	16.44	25,257,378	1.70%	16.63%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.00%	1,993,728	$22.90	$45,665,516	1.63%	16.68%
2016	0.00%	2,157,528	19.63	42,353,621	1.75%	8.48%
2015	0.00%	2,370,910	18.10	42,903,772	1.46%	-0.73%
2014	0.00%	2,498,172	18.23	45,538,945	1.67%	4.96%
2013	0.00%	2,666,396	17.37	46,309,888	1.73%	22.38%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.00%	80,239	18.77	1,506,371	1.87%	9.21%
2016	0.00%	86,389	17.19	1,485,044	1.96%	5.70%
2015	0.00%	84,257	16.26	1,370,254	1.59%	-0.03%
2014	0.00%	99,372	16.27	1,616,560	1.80%	4.74%
2013	0.00%	101,772	15.53	1,580,689	1.72%	10.49%
NVIT Mid Cap Index Fund - Class I (MCIF)
2017	0.00%	140,820	33.72	4,748,879	1.13%	15.78%
2016	0.00%	132,413	29.13	3,856,827	1.29%	20.29%
2015	0.00%	132,864	24.21	3,217,238	1.13%	-2.53%
2014	0.00%	132,344	24.84	3,287,967	1.07%	9.42%
2013	0.00%	133,282	22.71	3,026,190	1.16%	33.05%
NVIT Money Market Fund - Class I (SAM)
2017	0.00%	466,997	11.53	5,385,104	-3.60%	0.42%
2016	0.00%	495,360	11.48	5,688,195	-0.03%	0.01%
2015	0.00%	580,279	11.48	6,662,806	0.00%	0.00%
2014	0.00%	555,262	11.48	6,375,559	0.00%	0.00%
2013	0.00%	677,636	11.48	7,780,666	0.00%	0.00%
NVIT Money Market Fund - Class V (SAM5)
2017	0.00%	203,549	10.05	2,045,715	0.51%	0.47%
2016	0.00%	35,511	10.00	355,219	0.03%	0.03%
2015	0.00%	88,023	10.00	880,230	0.00%	0.00%
2014	0.00%	39,404	10.00	394,040	0.00%	0.00%
2013	0.00%	42,050	10.00	420,500	0.00%	0.00%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.00%	199,856	12.00	2,398,157	1.24%	25.77%
2016	0.00%	208,871	9.54	1,992,762	1.42%	-2.12%
2015	0.00%	232,674	9.75	2,267,980	0.72%	-0.49%
2014	0.00%	239,927	9.80	2,350,215	1.08%	-2.04%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2017	0.00%	135,641	11.18	1,516,167	2.74%	22.92%
2016	0.00%	135,214	9.09	1,229,537	3.12%	5.23%
2015	0.00%	132,572	8.64	1,145,647	1.24%	-5.12%
2014	0.00%	141,163	9.11	1,285,696	1.77%	-8.92%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.00%	237,078	22.07	5,232,954	0.37%	30.20%
2016	0.00%	242,099	16.95	4,104,200	0.81%	2.19%
2015	0.00%	277,817	16.59	4,608,799	0.48%	3.43%
2014	0.00%	275,599	16.04	4,420,197	0.51%	10.44%
2013	0.00%	278,656	14.52	4,046,905	0.76%	34.74%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.00%	109,727	19.65	2,156,386	1.54%	14.54%
2016	0.00%	108,614	17.16	1,863,606	1.83%	16.35%
2015	0.00%	116,434	14.75	1,717,050	1.21%	-3.15%
2014	0.00%	132,374	15.23	2,015,625	1.16%	10.52%
2013	0.00%	157,943	13.78	2,176,079	1.39%	35.44%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.00%	173,342	21.86	3,789,231	0.00%	27.74%
2016	0.00%	183,593	17.11	3,141,862	0.00%	6.47%
2015	0.00%	202,652	16.07	3,257,423	0.00%	-0.18%
2014	0.00%	196,566	16.10	3,165,444	0.00%	4.04%
2013	0.00%	208,774	15.48	3,231,633	0.00%	38.94%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2017	0.00%	4,198	$22.04	$92,526	1.32%	13.95%
2016	0.00%	3,989	19.34	77,158	2.60%	17.72%
2015	0.00%	1,255	16.43	20,621	0.61%	-2.75%
2014	0.00%	4,684	16.90	79,140	2.22%	17.15%
2013	0.00%	4,259	14.42	61,424	3.73%	35.85%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	0.00%	140,709	24.74	3,481,423	1.10%	13.84%
2016	0.00%	149,745	21.73	3,254,614	1.37%	17.59%
2015	0.00%	164,489	18.48	3,040,203	1.30%	-2.89%
2014	0.00%	151,863	19.03	2,890,235	1.45%	17.02%
2013	0.00%	146,022	16.26	2,374,878	1.20%	35.68%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.00%	50,135	24.84	1,245,143	0.00%	24.92%
2016	0.00%	61,839	19.88	1,229,400	0.00%	8.30%
2015	0.00%	62,133	18.36	1,140,528	0.00%	0.76%
2014	0.00%	83,939	18.22	1,529,237	0.00%	2.81%
2013	0.00%	86,497	17.72	1,532,743	0.00%	44.29%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.00%	53,348	28.34	1,512,017	0.50%	9.06%
2016	0.00%	56,985	25.99	1,480,887	0.67%	25.93%
2015	0.00%	52,131	20.64	1,075,776	0.70%	-6.02%
2014	0.00%	54,707	21.96	1,201,277	0.51%	7.02%
2013	0.00%	67,737	20.52	1,389,802	0.87%	40.40%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.00%	86,198	29.19	2,516,345	0.00%	13.49%
2016	0.00%	87,908	25.72	2,261,282	0.33%	22.83%
2015	0.00%	94,166	20.94	1,972,019	0.37%	-1.63%
2014	0.00%	104,414	21.29	2,222,977	0.17%	0.82%
2013	0.00%	109,490	21.12	2,312,192	0.14%	40.91%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2017	0.00%	134,413	17.42	2,342,099	4.57%	6.33%
2016	0.00%	149,972	16.39	2,457,615	3.23%	8.65%
2015	0.00%	159,345	15.08	2,403,404	1.98%	-2.89%
2014	0.00%	157,797	15.53	2,450,888	3.13%	3.88%
2013	0.00%	158,838	14.95	2,374,827	3.32%	-1.12%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2017	0.00%	9,545	10.78	102,875	2.13%	1.95%
2016	0.00%	8,359	10.57	88,368	1.59%	2.74%
2015	0.00%	9,858	10.29	101,431	2.19%	-0.08%
2014	0.00%	8,276	10.30	85,225	1.28%	0.77%
2013	0.00%	4,500	10.22	45,987	1.53%	0.33%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2017	0.00%	70,684	11.94	843,936	1.73%	1.58%
2016	0.00%	66,901	11.75	786,352	1.69%	2.49%
2015	0.00%	68,178	11.47	781,881	1.79%	-0.34%
2014	0.00%	62,885	11.51	723,647	1.00%	0.49%
2013	0.00%	74,505	11.45	853,150	1.00%	0.11%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.00%	503,866	34.00	17,131,874	0.48%	27.31%
2016	0.00%	554,649	26.71	14,812,940	0.75%	3.63%
2015	0.00%	581,611	25.77	14,988,613	0.64%	5.09%
2014	0.00%	627,642	24.52	15,391,029	0.72%	8.80%
2013	0.00%	659,843	22.54	14,871,960	0.79%	36.70%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2017	0.00%	59,753	$18.10	$1,081,384	2.14%	18.65%
2016	0.00%	40,461	15.25	617,135	2.06%	9.52%
2015	0.00%	32,409	13.93	451,337	2.02%	-0.79%
2014	0.00%	21,483	14.04	301,550	2.35%	5.13%
2013	0.00%	10,658	13.35	142,296	2.66%	27.39%
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2017	0.00%	24,453	14.53	355,385	2.08%	11.27%
2016	0.00%	22,662	13.06	296,003	2.24%	6.42%
2015	0.00%	19,264	12.27	236,451	2.01%	-0.01%
2014	0.00%	15,689	12.28	192,589	2.35%	4.69%
2013	0.00%	7,215	11.73	84,597	2.68%	13.63%
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2017	0.00%	26,876	16.21	435,567	1.95%	15.00%
2016	0.00%	24,017	14.09	338,478	2.21%	7.95%
2015	0.00%	18,883	13.06	246,531	2.04%	-0.39%
2014	0.00%	12,559	13.11	164,612	2.39%	5.36%
2013	0.00%	6,143	12.44	76,421	2.72%	19.69%
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2017	0.00%	12,429	12.40	154,076	1.94%	5.89%
2016	0.00%	16,052	11.71	187,914	2.34%	4.35%
2015	0.00%	13,767	11.22	154,452	2.49%	0.45%
2014	0.00%	8,847	11.17	98,811	2.48%	4.08%
2013	0.00%	5,143	10.73	55,190	2.19%	4.96%
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2017	0.00%	134,732	15.43	2,079,099	1.97%	13.16%
2016	0.00%	133,300	13.64	1,817,807	2.21%	7.28%
2015	0.00%	125,261	12.71	1,592,255	2.07%	-0.15%
2014	0.00%	98,769	12.73	1,257,446	2.21%	5.31%
2013	0.00%	68,660	12.09	830,082	2.62%	16.78%
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2017	0.00%	79,833	16.97	1,354,993	1.89%	16.83%
2016	0.00%	75,049	14.53	1,090,203	2.18%	8.64%
2015	0.00%	62,008	13.37	829,139	1.93%	-0.59%
2014	0.00%	47,106	13.45	633,601	2.17%	5.11%
2013	0.00%	30,035	12.80	384,359	2.91%	22.56%
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2017	0.00%	22,137	13.83	306,220	2.15%	9.33%
2016	0.00%	19,735	12.65	249,691	2.27%	5.83%
2015	0.00%	17,737	11.95	212,041	2.04%	0.16%
2014	0.00%	15,086	11.94	180,061	2.20%	4.88%
2013	0.00%	11,656	11.38	132,653	3.17%	10.68%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	0.00%	115,338	19.09	2,201,979	2.00%	22.72%
2016	0.00%	122,506	15.56	1,905,875	2.09%	1.12%
2015	0.00%	135,204	15.39	2,080,216	1.87%	-3.90%
2014	0.00%	134,015	16.01	2,145,648	3.65%	-8.15%
2013	0.00%	138,906	17.43	2,421,192	1.91%	20.09%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2017	0.00%	153,490	25.22	3,871,564	3.16%	18.00%
2016	0.00%	153,650	21.38	3,284,538	2.70%	17.89%
2015	0.00%	175,696	18.13	3,185,945	1.57%	-6.30%
2014	0.00%	184,724	19.35	3,574,810	1.75%	9.17%
2013	0.00%	191,912	17.73	3,402,005	0.00%	35.64%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Real Estate Fund - Class I (NVRE1)
2017	0.00%	232,181	$17.04	$3,956,889	2.09%	6.50%
2016	0.00%	262,401	16.00	4,199,117	2.02%	7.35%
2015	0.00%	282,782	14.91	4,215,543	2.67%	-5.36%
2014	0.00%	310,416	15.75	4,889,430	2.99%	28.88%
2013	0.00%	316,816	12.22	3,871,897	1.43%	3.05%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2017	0.00%	4,129	15.09	62,310	1.97%	17.98%
2016	0.00%	4,083	12.79	52,227	2.74%	11.54%
2015	0.00%	1,816	11.47	20,826	2.82%	-3.00%
2014	0.00%	1,532	11.82	18,113	2.52%	3.34%
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2017	0.00%	23,308	14.03	326,905	1.94%	14.00%
2016	0.00%	15,076	12.30	185,480	1.71%	8.96%
2015	0.00%	10,163	11.29	114,750	2.09%	-1.70%
2014	0.00%	9,110	11.49	104,635	1.93%	2.09%
2013	0.00%	5,403	11.25	60,789	3.00%	12.51%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2017	0.00%	37,811	17.40	658,023	0.96%	14.18%
2016	0.00%	30,006	15.24	457,340	1.38%	20.87%
2015	0.00%	16,400	12.61	206,803	1.25%	-4.88%
2014	0.00%	11,466	13.26	152,006	0.98%	4.55%
2013	0.00%	8,256	12.68	104,686	3.24%	26.80%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2017	0.00%	346,747	18.42	6,386,983	2.14%	21.53%
2016	0.00%	248,793	15.16	3,770,880	2.27%	11.66%
2015	0.00%	205,693	13.57	2,791,960	2.58%	1.16%
2014	0.00%	86,100	13.42	1,155,236	2.64%	13.36%
2013	0.00%	38,933	11.84	460,809	2.75%	18.36%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017	0.00%	98,879	12.44	1,229,949	1.15%	0.89%
2016	0.00%	157,175	12.33	1,937,818	1.03%	1.22%
2015	0.00%	113,447	12.18	1,381,847	1.57%	0.18%
2014	0.00%	103,745	12.16	1,261,353	1.45%	0.61%
2013	0.00%	150,567	12.08	1,819,527	2.84%	0.62%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2017	0.00%	22,298	12.46	277,730	0.00%	24.56%
2016	0.00%	22,660	10.00	226,585	0.00%	4.16%
2015	0.00%	22,699	9.60	217,906	0.00%	-4.00%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2017	0.00%	30,080	27.99	841,908	0.49%	18.43%
2016	0.00%	32,732	23.63	773,577	0.67%	9.86%
2015	0.00%	43,391	21.51	933,435	0.53%	-0.46%
2014	0.00%	51,011	21.61	1,102,469	0.37%	10.38%
2013	0.00%	52,270	19.58	1,023,430	0.71%	37.60%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2017	0.00%	19,128	11.90	227,690	1.67%	10.58%
2016	0.00%	14,041	10.76	151,140	1.64%	6.02%
2015	0.00%	8,177	10.15	83,021	1.42%	-4.54%
2014	0.00%	3,942	10.64	41,925	1.70%	3.00%
2013	0.00%	613	10.33	6,330	0.11%	3.26%	****
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2017	0.00%	11,079	12.42	137,613	1.69%	17.45%
2016	0.00%	14,025	10.58	148,321	1.72%	5.51%
2015	0.00%	11,663	10.02	116,904	1.27%	-9.22%
2014	0.00%	12,941	11.04	142,883	1.23%	1.18%
2013	0.00%	5,791	10.91	63,191	0.00%	9.12%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2017	0.00%	12,438	$12.38	$153,944	1.70%	13.83%
2016	0.00%	12,793	10.87	139,096	1.59%	6.14%
2015	0.00%	10,119	10.24	103,654	1.46%	-6.46%
2014	0.00%	6,442	10.95	70,547	1.38%	2.75%
2013	0.00%	3,379	10.66	36,014	0.30%	6.58%	****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.00%	223,738	21.41	4,789,154	0.94%	36.66%
2016	0.00%	228,528	15.66	3,579,358	1.04%	0.08%
2015	0.00%	231,643	15.65	3,625,174	1.30%	3.94%
2014	0.00%	243,058	15.06	3,659,480	1.11%	2.29%
International Growth Fund/VA - Non-Service Shares (OVIG)
2017	0.00%	127,298	11.64	1,481,312	1.75%	26.29%
2016	0.00%	50,417	9.21	464,548	1.00%	-2.12%
2015	0.00%	14,374	9.41	135,309	0.46%	3.43%
2014	0.00%	2,370	9.10	21,569	0.01%	-8.99%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2017	0.00%	191,799	27.18	5,212,828	1.23%	16.91%
2016	0.00%	206,612	23.25	4,803,252	1.13%	11.62%
2015	0.00%	209,415	20.83	4,361,729	0.93%	3.33%
2014	0.00%	215,290	20.16	4,339,657	0.82%	10.70%
2013	0.00%	222,150	18.21	4,044,997	1.11%	31.77%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2017	0.00%	108,717	31.58	3,432,946	0.85%	14.16%
2016	0.00%	106,704	27.66	2,951,561	0.50%	18.05%
2015	0.00%	106,633	23.43	2,498,551	0.88%	-5.90%
2014	0.00%	87,944	24.90	2,189,817	0.85%	11.93%
2013	0.00%	87,394	22.25	1,944,123	0.92%	41.01%
Global Strategic Income Fund/VA - Non-service Shares (OVSB)
2017	0.00%	34,203	11.57	395,683	2.27%	6.27%
2016	0.00%	34,280	10.89	373,168	4.99%	6.53%
2015	0.00%	37,480	10.22	382,984	5.78%	-2.26%
2014	0.00%	35,491	10.45	371,046	4.02%	2.84%
2013	0.00%	57,082	10.17	580,300	5.33%	-0.13%
All Asset Portfolio - Administrative Class (PMVAAA)
2017	0.00%	41,154	12.61	518,756	4.73%	13.54%
2016	0.00%	44,494	11.10	493,966	2.84%	12.93%
2015	0.00%	36,417	9.83	358,008	3.47%	-8.99%
2014	0.00%	36,285	10.80	391,932	5.74%	0.47%
2013	0.00%	26,394	10.75	283,750	4.62%	0.27%
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2017	0.00%	9,743	6.49	63,270	10.83%	2.15%
2016	0.00%	8,226	6.36	52,293	1.13%	15.16%
2015	0.00%	5,371	5.52	29,650	4.38%	-25.70%
2014	0.00%	3,732	7.43	27,730	0.29%	-25.70%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2017	0.00%	38,215	13.69	523,265	1.60%	10.85%
2016	0.00%	40,867	12.35	504,829	1.16%	3.01%
2015	0.00%	110,041	11.99	1,319,665	1.45%	-7.08%
2014	0.00%	63,127	12.91	814,753	2.17%	0.40%
2013	0.00%	229,016	12.85	2,943,988	1.87%	-6.47%
Low Duration Portfolio - Administrative Class (PMVLDA)
2017	0.00%	212,261	12.93	2,743,723	1.35%	1.35%
2016	0.00%	228,594	12.75	2,915,145	1.49%	1.41%
2015	0.00%	212,047	12.58	2,666,632	3.44%	0.31%
2014	0.00%	222,542	12.54	2,789,995	1.14%	0.85%
2013	0.00%	214,043	12.43	2,660,855	1.51%	-0.13%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Portfolio - Administrative Class (PMVTRA)
2017	0.00%	118,367	$12.26	$1,450,669	1.98%	4.92%
2016	0.00%	204,109	11.68	2,384,159	1.98%	2.69%
2015	0.00%	109,359	11.38	1,243,993	5.33%	0.44%
2014	0.00%	98,968	11.33	1,120,910	2.17%	4.27%
2013	0.00%	113,551	10.86	1,233,401	2.18%	-1.96%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2017	0.00%	1,318	13.53	17,834	0.29%	13.11%
2016	0.00%	1,501	11.96	17,956	0.28%	4.34%
2015	0.00%	1,557	11.47	17,852	0.06%	-5.82%
2014	0.00%	2,785	12.17	33,903	0.04%	3.95%
2013	0.00%	567	11.71	6,640	0.06%	13.57%
VT Growth Opportunities Fund: Class IB (PVGOB)
2017	0.00%	1,504	13.28	19,972	0.04%	30.90%
2016	0.00%	326	10.14	3,307	0.00%	1.44%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.00%	24,750	10.99	272,072	0.00%	3.67%
2016	0.00%	15,215	10.60	161,328	0.09%	-0.48%
2015	0.00%	19,902	10.65	212,050	0.75%	1.85%
2014	0.00%	124,585	10.46	1,303,325	0.00%	4.66%
2013	0.00%	2,000	10.00	19,991	0.00%	-0.04%	****
T. Rowe Price Health Sciences Portfolio (TRHSP)
2017	0.00%	31,424	28.11	883,456	0.00%	27.58%
2016	0.00%	35,572	22.04	783,859	0.00%	-10.48%
2015	0.00%	23,213	24.62	571,421	0.00%	12.76%
2014	0.00%	20,677	21.83	451,399	0.00%	31.57%
2013	0.00%	9,812	16.59	162,812	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2017	0.00%	70,003	38.83	2,718,511	0.00%	27.31%
2016	0.00%	68,837	30.50	2,099,845	0.00%	-10.72%
2015	0.00%	145,936	34.17	4,985,981	0.00%	12.47%
2014	0.00%	139,529	30.38	4,238,528	0.00%	31.22%
2013	0.00%	140,445	23.15	3,251,228	0.00%	50.51%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.00%	178,322	8.26	1,472,474	0.00%	-1.70%
2016	0.00%	133,664	8.40	1,122,784	0.34%	43.71%
2015	0.00%	211,248	5.85	1,234,779	0.03%	-33.45%
2014	0.00%	147,317	8.78	1,293,818	0.09%	-19.10%
2013	0.00%	198,708	10.86	2,157,245	0.49%	10.53%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2017	0.00%	293,257	14.35	4,206,940	1.52%	18.27%
2016	0.00%	356,193	12.13	4,320,373	0.58%	-2.57%
2015	0.00%	416,310	12.45	5,182,645	0.36%	-8.35%
2014	0.00%	424,855	13.58	5,770,628	0.50%	-5.26%
2013	0.00%	469,207	14.34	6,727,189	1.28%	25.13%
Variable Insurance Portfolios - Balanced (WRBP)
2017	0.00%	185	19.42	3,592	1.54%	11.37%
2016	0.00%	134	17.44	2,336	1.68%	2.03%
2015	0.00%	305	17.09	5,212	0.91%	-0.32%
2014	0.00%	318	17.15	5,452	0.94%	7.57%
2013	0.00%	310	15.94	4,941	1.47%	23.70%
Variable Insurance Portfolios - Bond (WRBDP)
2017	0.00%	232	14.57	3,381	1.56%	4.01%
2016	0.00%	212	14.01	2,971	2.35%	4.03%
2015	0.00%	191	13.47	2,573	2.84%	0.20%
2014	0.00%	168	13.44	2,258	3.74%	4.34%
2013	0.00%	144	12.88	1,855	3.38%	-2.09%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Core Equity (WRCEP)
2015	0.00%	220	$19.21	$4,227	0.36%	-0.69%
2014	0.00%	244	19.35	4,721	0.49%	9.68%
2013	0.00%	252	17.64	4,445	0.55%	33.51%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2017	0.00%	319	6.33	2,018	0.14%	2.97%
2016	0.00%	284	6.14	1,745	0.68%	23.81%
2015	0.00%	250	4.96	1,240	0.10%	-22.39%
2014	0.00%	202	6.39	1,292	0.00%	-13.04%
2013	0.00%	167	7.35	1,228	0.00%	7.80%
Variable Insurance Portfolios - Growth (WRGP)
2015	0.00%	239	19.09	4,562	0.11%	7.17%
2014	0.00%	266	17.81	4,737	0.41%	11.81%
2013	0.00%	274	15.93	4,364	0.44%	36.46%
Variable Insurance Portfolios - High Income (WRHIP)
2017	0.00%	48,181	21.96	1,057,824	5.67%	6.68%
2016	0.00%	55,419	20.58	1,140,568	7.33%	16.19%
2015	0.00%	51,791	17.71	917,410	5.48%	-6.50%
2014	0.00%	55,274	18.95	1,047,225	4.80%	1.90%
2013	0.00%	59,389	18.59	1,104,160	4.45%	10.50%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2017	0.00%	11,016	28.34	312,199	0.00%	26.89%
2016	0.00%	12,274	22.33	274,126	0.00%	6.12%
2015	0.00%	20,212	21.05	425,396	0.00%	-5.78%
2014	0.00%	17,346	22.34	387,470	0.00%	7.87%
2013	0.00%	14,745	20.71	305,341	0.00%	29.94%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2017	0.00%	538	20.18	10,858	0.89%	19.83%
2016	0.00%	502	16.84	8,455	1.48%	4.80%
2015	0.00%	457	16.07	7,344	2.69%	0.34%
2014	0.00%	413	16.02	6,614	0.83%	4.86%
2013	0.00%	363	15.27	5,544	1.25%	27.13%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2017	0.00%	462	19.11	8,830	0.80%	16.72%
2016	0.00%	413	16.38	6,763	1.55%	4.52%
2015	0.00%	357	15.67	5,593	2.24%	0.06%
2014	0.00%	291	15.66	4,556	0.99%	4.61%
2013	0.00%	199	14.97	2,979	1.12%	23.81%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2017	0.00%	189	30.33	5,732	0.00%	32.12%
2016	0.00%	188	22.96	4,316	0.00%	1.54%
2015	0.00%	168	22.61	3,798	0.00%	-2.88%
2014	0.00%	152	23.28	3,538	0.00%	2.91%
2013	0.00%	134	22.62	3,031	0.00%	56.38%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2017	0.00%	137	21.92	3,002	0.00%	23.12%
2016	0.00%	129	17.80	2,296	0.00%	2.91%
2015	0.00%	120	17.30	2,076	0.00%	1.88%
2014	0.00%	109	16.98	1,850	0.00%	1.59%
2013	0.00%	99	16.71	1,654	0.00%	43.36%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2017	0.00%	14,852	33.44	496,608	0.00%	25.86%
2016	0.00%	12,332	26.57	327,630	0.00%	7.75%
2015	0.00%	13,119	24.66	323,480	0.00%	-2.88%
2014	0.00%	22,462	25.39	570,289	0.00%	-1.88%
2013	0.00%	25,795	25.87	667,439	0.00%	50.23%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	179,967	20.71	3,726,617	1.34%	27.34%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	84,692	19.12	1,619,276	1.97%	-0.97%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	0.00%	832	$19.16	$15,937	1.66%	15.02%
2015	0.00%	842	16.65	14,023	1.82%	-7.53%
2014	0.00%	851	18.01	15,327	1.30%	10.73%
2013	0.00%	864	16.26	14,053	1.62%	35.68%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	123,410	18.24	2,250,570	2.34%	22.98%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	148,779	20.70	3,079,800	4.80%	1.64%
VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.00%	139	20.66	2,872	1.05%	-6.11%
2014	0.00%	131	22.01	2,883	0.69%	9.72%
2013	0.00%	129	20.06	2,588	0.70%	43.72%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00%	46,600	21.46	1,000,024	0.52%	11.45%
2013	0.00%	51,136	19.25	984,607	0.62%	30.29%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	147,951	18.20	2,693,098	6.02%	6.94%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	146,067	19.48	2,845,602	1.13%	0.75%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	36,553	11.23	410,599	0.55%	17.81%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00%	128,583	16.56	2,128,718	1.24%	-8.18%
2013	0.00%	130,842	18.03	2,358,996	1.31%	30.30%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	55,258	11.84	654,333	2.88%	21.27%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	202,712	12.17	2,466,317	1.26%	21.34%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	111,298	12.78	1,421,854	2.27%	21.42%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00%	20,150	15.81	318,654	0.76%	4.67%
2014	0.00%	7,617	15.11	115,084	0.26%	11.33%
2013	0.00%	25,511	13.57	346,216	0.81%	29.74%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	14,088	16.13	227,175	0.00%	3.47%
2013	0.00%	14,012	15.58	218,370	0.00%	45.83%

2017	Contract Owners’ Equity:				$398,337,173
2016	Contract Owners’ Equity:				$357,601,295
2015	Contract Owners’ Equity:				$341,070,770
2014	Contract Owners’ Equity:				$354,611,249
2013	Contract Owners’ Equity:				$351,781,058
*	This represents the annual policy expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”) of the Company as listed in the accompanying table of contents. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 28, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2017	2016	2015
Revenues
Policy charges	$2,545	$2,361	$2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14

Total revenues	$5,613	$5,039	$5,080

Benefits and expenses
Interest credited to policyholder account values	$1,844	$1,406	$1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044

Total benefits and expenses	$4,712	$4,135	$3,852

Income before federal income taxes and noncontrolling interests	$901	$904	$1,228
Federal income tax benefit (expense)	408	(126)	(293)

Net income	$1,309	$778	$935
Loss attributable to noncontrolling interests, net of tax	96	91	96

Net income attributable to Nationwide Life Insurance Company	$1,405	$869	$1,031

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$1,309	$778	$935

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$550	$237	$(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43

Total other comprehensive income (loss), net of tax	$450	$259	$(677)

Total comprehensive income	$1,759	$1,037	$258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,855	$1,128	$354

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2017	2016
Assets
Investments:
Fixed maturity securities, available-for-sale	$50,201	$43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111

Total investments	$65,059	$57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071

Total assets	$181,189	$155,638

Liabilities and equity
Liabilities
Future policy benefits and claims	$59,885	$52,911
Short-term debt	—	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071

Total liabilities	$169,718	$146,093

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626

Total shareholder’s equity	$10,733	$8,878
Noncontrolling interests	738	667

Total equity	$11,471	$9,545

Total liabilities and equity	$181,189	$155,638

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities
Net income	$1,309	$778	$935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)

Net cash provided by operating activities	$970	$982	$783

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,471	$3,007	$2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)	—	—
Other, net	(355)	(231)	(136)

Net cash used in investing activities	$(6,096)	$(7,638)	$(4,859)

Cash flows from financing activities
Net change in short-term debt	$(300)	$(100)	$(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)

Net cash provided by financing activities	$5,129	$6,681	$4,066

Net increase (decrease) in cash and cash equivalents	$3	$25	$(10)
Cash and cash equivalents at beginning of year	92	67	77

Cash and cash equivalents at end of year	$95	$92	$67

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2017 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, as discussed in Note 4. NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. See Note 4 for detailed information related to the acquisition of JNF.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2017 and 2016 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% and 4.6% for the years ended December 31, 2017 and 2016, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $70 million and $72 million as of December 31, 2017 and 2016, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2017 and 2016 was $2.0 billion and $2.3 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $47 million of FHLB stock as of December 31, 2017 and 2016.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.25% growth per year as of December 31, 2017.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 6 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2017 and 2016, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% and 86% as of December 31, 2017 and 2016, respectively), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2017 and 2016, the fair value of the securities received as collateral and recorded off-balance sheet is $43 million and $331 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2017 and 2016, the fair value of loaned securities was $348 million and $541 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment upon maturity of such loan or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, the value of the property collateral is determined to be less than the current carrying value and it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. When management determines that a mortgage loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at such loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on property type, loan-to-value and loan surveillance categories. This non-specific reserve reflects management’s best estimates of probable losses inherent in the portfolio for mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on historical loan loss experience, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $787 million and $495 million as of December 31, 2017 and 2016, respectively. The carrying value of alternative investments was $582 million and $362 million as of December 31, 2017 and 2016, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $1.7 billion and $1.5 billion in tax credit funds to unrelated third parties as of December 31, 2017 and 2016, respectively. These guaranteed after-tax benefits are provided through periods ending in 2036 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $987 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $738 million and $667 million as of December 31, 2017 and 2016, respectively, and are included within the consolidated balance sheets primarily as other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017, and other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million and $200 million as of December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets. There were no impairments to goodwill as of December 31, 2017 and 2016. Total additions to goodwill was $69 million for the year ended December 31, 2017 and there was no addition to goodwill for the year ended December 31, 2016.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 11 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As a result, the Company has reclassified $253 million of AMT credit carryforwards, net of government fees of $11 million, as an income tax receivable.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change. These valuations will be finalized in 2018. The Company has recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities. There is no impact to net deferred tax liabilities.

Refer to Note 7 and Note 14 for additional discussion on the impact of the Act on the Company’s investments and federal income taxes, respectively.

The Company files with the NMIC consolidated federal income tax return.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2017, 2016 and 2015 and 31% of the number of life insurance policies in force in 2017 (33% in 2016 and 35% in 2015). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2018, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.

(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

1	Included in other assets in the consolidated balance sheets.
2	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the

Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(5)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $291 million and $359 million for the years ended December 31, 2017 and December 31, 2016, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2017 and 2016. The separate account value subject to GMIB was $355 million and $347 million for the years ended December 31, 2017 and December 31, 2016, respectively. The general account value subject to GMIB was $46 million and $47 million as of December 31, 2017 and 2016, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2017 and 2016. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2017				December 31, 2016
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$842	$32,313	$16	67	$922	$27,459	$76	66
Minimum return or anniversary contract value	1,764	33,337	347	71	1,813	31,380	555	71

Total contracts with GMDB	$2,606	$65,650	$363	69	$2,735	$58,839	$631	69

Contracts with GLWB:
Minimum return or anniversary contract value	$84	$39,183	$104	68	$149	$34,974	$166	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
GMDB	$164	$170
GLWB	$300	$297

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $14 million and $36 million for the years ended December 31, 2017 and 2016, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Mutual funds:
Bond	$7,167	$5,986
Domestic equity	53,617	48,824
International equity	3,874	3,010

Total mutual funds	$64,658	$57,820
Money market funds	992	1,019

Total[1]	$65,650	$58,839

1	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with an enhanced GMDB and GLWB. As of December 31, 2017 and 2016, the fixed indexed annuity general account value was $9.8 billion and $5.3 billion, respectively. This includes $351 million and $230 million of general account value relating to contracts with the enhanced GMDB and $3.7 billion and $2.5 billion of general account value relating to contracts with GLWB as of December 31, 2017 and 2016, respectively. These enhanced GMDB reserves were immaterial and GLWB reserves were $31 million and $19 million as of December 31, 2017 and 2016, respectively. The net amount at risk for these guarantees was immaterial as of December 31, 2017 and 2016. Paid claims on contracts with these guarantees were immaterial for the years ended December 31, 2017 and 2016.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2017, 2016 and 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $915 million and $710 million as of December 31, 2017 and 2016, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2017 and 2016.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to the Company’s assumptions related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to the Company’s assumptions related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

During 2015, the Company completed its annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees. For the year ended December 31, 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC and other related balances.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2017	$3,637	$2,350	$61,489	51
December 31, 2016	$2,991	$2,117	$55,053	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

1	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

1	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

1	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
2	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
3	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

1	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

1	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(9)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[1]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[2]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Excludes $649 million of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $721 million of the total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0.1% - 10%[2]
Lapse	0% - 35%[3]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
3	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate securities	—	32,592	1,273	33,865
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims[2]	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net (losses) gains
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value have changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2017				December 31, 2016
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$10,929	$10,876	$—	$10,876	$9,760	$9,589	$—	$9,589
Policy loans	$1,030	$1,030	$—	$1,030	$989	$989	$—	$989
Other investments	$78	$78	$—	$78	$72	$72	$—	$72

Liabilities
Investment contracts	$36,746	$34,711	$—	$34,711	$31,431	$29,736	$—	$29,736
Short-term debt	$—	$—	$—	$—	$300	$300	$—	$300
Long-term debt	$793	$1,070	$977	$93	$707	$927	$920	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(10)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(11)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Liabilities:
Future policyholder benefits	$1,571	$1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38

Total liabilities	$1,863	$1,898

Assets:
Available-for-sale securities	$1,294	$1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98

Total assets	$1,719	$1,745

Excess of reported liabilities over assets	$144	$153

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	$14	$7
Adjustment to policyholder dividend obligation	(14)	(7)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$144	$153

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,294	$1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)

Net unrealized appreciation	$—	$—

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2017	2016	2015
Revenues:
Premiums	$53	$56	$58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)

Total revenues	$129	$136	$141

Benefits and expenses:
Policy and contract benefits	$115	$125	$122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1

Total benefits and expenses	$115	$122	$126

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$14	$15
Federal income tax expense	5	5	5

Revenues, net of benefits and expenses and federal income tax expense	$9	$9	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$153	$162	$172
Change during period	(9)	(9)	(10)

End of period	$144	$153	$162

Cumulative closed block earnings from inception through December 31, 2017, 2016 and 2015 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $22 million, $26 million and $32 million as of December 31, 2017, 2016 and 2015, respectively.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(12)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had no amounts outstanding under the agreement as of December 31, 2017 and had $300 million outstanding as of December 31, 2016, which had a weighted average interest rate of 0.72%.

In April 2017, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 23, 2018, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $6.5 billion and $6.1 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2017 and 2016, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million and a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The amount of interest paid on short-term debt was immaterial in 2017, 2016 and 2015.

(13)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2017	2016
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	93	7

Total long-term debt	$793	$707

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2017, 2016 and 2015. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(14)	Federal Income Taxes

The following table summarizes the components of federal income tax benefit (expense) for the years ended:

	December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)[1]	$177	$(61)	$(76)
Deferred tax benefit (expense)[1]	231	(65)	(217)

Total federal income tax benefit (expense)	$408	$(126)	$(293)

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.

The following table summarizes how the total federal income tax benefit (expense) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2017		2016		2015
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$901		$904		$1,228
Rate reconciliation:
Computed (expected tax expense)	$(315)	(35)%	$(316)	(35)%	$(430)	(35)%
Dividends received deduction	128	14%	144	16%	118	10%
Tax credits	90	10%	81	9%	63	5%
Impact of enacted tax law changes[1]	530	59%	—	—%	—	—%
Other, net[2]	(25)	(3)%	(35)	(4)%	(44)	(4)%

Total federal income tax benefit (expense)	$408	45%	$(126)	(14)%	$(293)	(24)%

1	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
2	Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The Company’s current federal income tax receivable (liability) was $166 million and $(52) million as of December 31, 2017 and 2016, respectively.

The Company made $8 million, $7 million and $33 million of payments for the years ended December 31, 2017, 2016 and 2015, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Future policy benefits and claims	$781	$953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383

Gross deferred tax assets	$1,411	$1,956
Valuation allowance	(10)	(17)

Gross deferred tax assets, net of valuation allowance	$1,401	$1,939

Deferred tax liabilities
Deferred policy acquisition costs	$971	$1,577
Available-for-sale securities	589	536
Other	311	278

Gross deferred tax liabilities	$1,871	$2,391

Net deferred tax liability	$470	$452

As of December 31, 2017, the Company has gross federal net operating losses of $17 million, which expire between 2018 and 2037. As of December 31, 2017, the Company had $307 million in low-income-housing credit carryforwards, which expire between 2024 and 2037. In addition, the Company had $43 million in foreign tax credit carryforwards which expire between 2024 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2017	2016	2015
Balance at beginning of period	$36	$36	$38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions	—	1	—
Reductions for prior years tax positions	(28)	(2)	(3)

Balance at end of period	$10	$36	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2013 tax year.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(15)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million, and also raised NLIC’s admitted deferred tax assets by $8 million.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million, and also reduced NLIC’s admitted deferred tax assets by $15 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2017	2016	2015
Statutory net income (loss)
NLIC	$1,039	$751	$167
NLAIC	(277)	(227)	(99)
JNL	—	N/A	N/A
JNLNY	—	N/A	N/A

Statutory capital and surplus
NLIC	$5,949	$5,208	$4,567
NLAIC	1,340	968	735
JNL	35	N/A	N/A
JNLNY	7	N/A	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2017, 2016 and 2015 NLIC did not pay any dividends to NFS. As of January 1, 2018, NLIC has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $324 million, $277 million and $289 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $17 million, $19 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2017 and 2016. Total revenues from these contracts were $125 million, $127 million and $129 million for the years ended December 31, 2017, 2016 and 2015, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $111 million for the years ended December 31, 2017 and 2016, and $106 million for the year ended December 31, 2015.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $158 million for the year ended December 31, 2017 and $209 million for the years ended December 31, 2016 and 2015, while benefits, claims and expenses ceded during these years were $108 million, $185 million and $207 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $66.7 billion, $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $221 million, $199 million and $196 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $899 million as of December 31, 2017 and 2016, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2017, 2016 and 2015.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million, $65 million and $63 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $313 million, $332 million and $238 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $7 million, $11 million and $14 million, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries, under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(19) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	117	—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	557	36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	195	(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net gain attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$2,105	$111	$—	$2,216
Premiums	751	—	35	786
Net investment income	1,193	752	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(56)	(56)
Other revenues[2]	(83)	—	7	(76)

Total revenues	$3,966	$863	$23	$4,852
Benefits and expenses:
Interest credited to policyholder account values	$564	$494	$20	$1,078
Benefits and claims[3]	1,405	—	29	1,434
Amortization of DAC	128	7	(67)	68
Other expenses, net of deferrals	705	163	176	1,044

Total benefits and expenses	$2,802	$664	$158	$3,624

Income before federal income taxes and noncontrolling interests	$1,164	$199	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,164	$199	$(57)

Assets as of year end	$104,020	$30,524	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$358	$396	$396
Obligations of states, political subdivisions and foreign governments	3,433	3,845	3,845
Public utilities	5,374	5,582	5,582
All other corporate, mortgage-backed and asset-backed securities	38,677	40,378	40,378

Total fixed maturity securities, available-for-sale	$47,842	$50,201	$50,201
Equity securities, available-for-sale:
Common stocks:
Banks, trust and insurance companies	$15	$15	$15
Industrial, miscellaneous and all other	14	12	12
Nonredeemable preferred stocks	44	52	52

Total equity securities, available-for-sale	$73	$79	$79
Trading assets	73	74	74
Mortgage loans, net of allowance	10,963		10,929	[1]
Policy loans	1,030		1,030
Other investments	1,340		1,340
Short-term investments	1,406		1,406

Total investments	$62,727		$65,059

1	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS	$5,007	$26,742			$751
Retirement Plans	222	15,940			—
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS	$1,193	$2,198	$128	$705
Retirement Plans	752	494	7	163
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-149295) on January 23, 2009, as document "item26a.txt," and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt," and hereby incorporated by reference.
d)	Contract – Filed previously with pre-effective amendment number 1 of registration statement (333-146649) on March 18, 2008, as document "policyforms.htm," and hereby incorporated by reference.
e)	Applications – The form of the contract application – Filed previously with registration statement (333-140608) on February 12, 2007, as document "applications.htm," and hereby incorporated by reference.
f)	Depositor’s Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010, as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010, as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010, as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Reinsurance Contracts –
1)	Automatic YRT Reinsurance Agreement with SCOR Global Life U.S. Re Insurance Company of Texas, dated April 1, 2008, previously filed on April 13, 2011, with registration statement (333-156020) as exhibit (g)(3) and hereby incorporated by reference.
2)	Automatic and Facultative YRT Reinsurance Agreement with Munich American Reinsurance Company Atlanta, Georgia, dated January 19, 2005, previously filed on April 12, 2012 with registration statement (333-146073), as Exhibit (g)(2) and hereby incorporated by reference.
3)	Automatic/Facultative YRT Reinsurance Agreement with RGA Reinsurance Company dated October 1, 2006, previously filed on April 12, 2011, with registration statement (333-149295), as Exhibit (g)(1) and herby incorporated by reference.
4)	Automatic and Facultative Yearly Renewable Term Reinsurance Agreement with General & Cologne Life Re of America dated October 21, 2003, previously filed on April 12, 2011, with registration statement (333-149295), as Exhibit (g)(3) and herby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm

4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
6)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
8)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
17)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm

18)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
19)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
20)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
21)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
22)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
23)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
24)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
25)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
26)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
27)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
28)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
29)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm

4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
6)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
7)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
8)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
9)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
10)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
11)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
12)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
13)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
14)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
15)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
16)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
17)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
18)	Amended and Restated Fund Participation and Shareholder Services Agreement with MFS Variable Insurance Trust and Massachusetts Financial Service Company, as amended dated February 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfsasa99i9.htm
19)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsasa.htm

20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
21)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
22)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
23)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
24)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
25)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
26)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
27)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
28)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
29)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
30)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
31)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
32)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
33)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
j)	Not Applicable.
k)	Opinion of Counsel – Filed previously with registration statement (333-146649) on October 12, 2007, as document "ooc.htm" and hereby incorporated by reference.
l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

o)	Not Applicable.
p)	Not Applicable.
q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Waddell & Reed, Inc.

(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7
Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
InvestEd Portfolios
InvestEd Conservative Portfolio
InvestEd Balanced Portfolio
InvestEd Growth Portfolio
InvestEd Aggressive Portfolio
InvestEd Income Portfolio
InvestEd Fixed Income Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Shawn M. Mihal	President and Director
Jacque E. Glenn	Senior Vice President and Chief Supervisory Officer
Wendy J. Hills	Senior Vice President and General Counsel
Brent K. Bloss	Director, Senior Vice President and Treasurer
Benjamin R. Clouse	Senior Vice President, Chief Accounting Officer and Director
Jeffrey P. Bennett	Secretary
Yvonne J. Devine	Treasurer
Elizabeth Hansen	Senior Vice President and Chief Compliance Officer
Karen F. Lare	Senior Vice President and Chief Administrative Officer
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202-4247. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable

Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact